UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619
Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2017—April 30, 2018
Item 1: Reports to Shareholders

Semiannual Report | April 30, 2018

Vanguard Total International Bond Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Results of Proxy Voting.	5
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	135
Trustees Approve Advisory Arrangement.	137
Glossary.	139

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2018, Vanguard Total International Bond Index Fund returned 1.14% for Investor Shares. That performance was in line with its benchmark’s (1.24%) after expenses but behind the 2.01% average return of its peers.

• The period was marked by an upswing in volatility as the markets began to price in some signs of inflation and slightly less dovish statements from central bankers. With international bond yields rising, prices fell.

• Among the largest constituents of the index, Spain, Italy, Sweden, and Japan turned in superior results. Canada, Germany, the Netherlands, and South Korea lagged.

• During the period, the fund entered into forward currency contracts to protect the value of the securities, and the related receivables and payables, against changes in future foreign exchange rates. The fund’s use of these contracts had a negative impact on performance but helped the fund achieve its objectives of minimizing currency-related fluctuations and closely tracking its benchmark.

Total Returns: Six Months Ended April 30, 2018
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	0.76%	1.69%	-0.55%	1.14%
ETF Shares	0.78
Market Price				1.16
Net Asset Value				1.17
Admiral™ Shares	0.78	1.71	-0.55	1.16
Institutional Shares	0.82	1.73	-0.55	1.18
Bloomberg Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)				1.24
International Income Funds Average				2.01

International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.13%	0.11%	0.11%	0.07%	0.98%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the fund’s annualized expense ratios were 0.13% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: International Income Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Mortimer J. Buckley

President and Chief Executive Officer May 16, 2018

Market Barometer
			Total Returns
		Periods Ended April 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.83%	13.17%	12.84%
Russell 2000 Index (Small-caps)	3.27	11.54	11.74
Russell 3000 Index (Broad U.S. market)	3.79	13.05	12.75
FTSE All-World ex US Index (International)	3.72	15.84	5.85

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.87%	-0.32%	1.47%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.97	1.56	2.44
Citigroup Three-Month U.S. Treasury Bill Index	0.67	1.16	0.32

CPI
Consumer Price Index	1.57%	2.46%	1.50%

Results of Proxy Voting

At a special meeting of shareholders on November 15, 2017, fund shareholders approved the following proposals:

Proposal 1—Elect trustees for the fund.*

The individuals listed in the table below were elected as trustees for the fund. All trustees with the exception of Ms. Mulligan, Ms. Raskin, and Mr. Buckley (each of whom already serves as a director of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
Mortimer J. Buckley	4,474,031,761	63,828,066	98.6%
Emerson U. Fullwood	4,471,571,508	66,288,319	98.5%
Amy Gutmann	4,473,242,521	64,617,306	98.6%
JoAnn Heffernan Heisen	4,474,722,441	63,137,386	98.6%
F. Joseph Loughrey	4,473,032,882	64,826,945	98.6%
Mark Loughridge	4,474,303,390	63,556,437	98.6%
Scott C. Malpass	4,468,101,002	69,758,825	98.5%
F. William McNabb III	4,469,891,239	67,968,588	98.5%
Deanna Mulligan	4,472,591,181	65,268,646	98.6%
André F. Perold	4,460,050,421	77,809,406	98.3%
Sarah Bloom Raskin	4,471,063,480	66,796,347	98.5%
Peter F. Volanakis	4,468,712,184	69,147,643	98.5%
* Results are for all funds within the same trust.

Proposal 2—Approve a manager-of-managers arrangement with third-party investment advisors.

This arrangement enables the fund to enter into and materially amend investment advisory arrangements with third-party investment advisors, subject to the approval of the fund’s board of trustees and certain conditions imposed by the Securities and Exchange Commission, while avoiding the costs and delays associated with obtaining future shareholder approval.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Total International Bond
Index Fund	4,266,686,082	114,732,030	73,136,630	83,305,084	94.0%

Proposal 3—Approve a manager-of-managers arrangement with wholly owned subsidiaries of Vanguard.

This arrangement enables Vanguard or the fund to enter into and materially amend investment advisory arrangements with wholly owned subsidiaries of Vanguard, subject to the approval of the fund’s board of trustees and any conditions imposed by the Securities and Exchange Commission (SEC), while avoiding the costs and delays associated with obtaining future shareholder approval. The ability of the fund to operate in this manner is contingent upon the SEC’s approval of a pending application for an order of exemption.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Total International Bond
Index Fund	4,292,494,088	107,858,989	54,201,666	83,305,084	94.6%

Total International Bond Index Fund

Fund Profile
As of April 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VTIBX	BNDX	VTABX	VTIFX
Expense Ratio[1]	0.13%	0.11%	0.11%	0.07%
30-Day SEC Yield	0.76%	0.78%	0.78%	0.82%

Financial Attributes

		Bloomberg
		Barclays GA
		ex-USD
		Float Adj
		RIC Capped Idx
	Fund	(USD Hedged)

Number of Bonds	4,871	9,182

Yield to Maturity
(before expenses)	0.9%	0.9%

Average Coupon	2.1%	2.4%

Average Duration	7.9 years	7.8 years

Average Effective
Maturity	9.3 years	9.3 years

Short-Term
Reserves	2.2%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.1%
Finance	5.5
Foreign	80.9
Industrial	6.3
Utilities	1.2
Other	6.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
Bloomberg
Barclays GA
ex-USD
Float Adj
RIC Capped Idx
(USD Hedged)
R-Squared	0.99
Beta	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Credit Quality (% of portfolio)

Aaa	22.0%
Aa	26.9
A	34.4
Baa	16.7

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not

Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.3%
1 - 3 Years	20.7
3 - 5 Years	19.8
5 - 10 Years	30.7
10 - 20 Years	16.6
20 - 30 Years	9.1
Over 30 Years	2.8

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2018, the annualized expense ratios were 0.13% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares.

Total International Bond Index Fund

Market Diversification (% of portfolio)
Fund
Europe
France	12.0%
Germany	10.1
Italy	8.3
United Kingdom	7.8
Spain	5.6
Netherlands	2.9
Belgium	2.3
Austria	1.5
Switzerland	1.4
Sweden	1.4
Other	3.9
Subtotal	57.2%
Pacific
Japan	21.0%
Australia	2.7
South Korea	2.6
Other	0.7
Subtotal	27.0%
Emerging Markets	3.4%
North America
Canada	5.5%
United States	2.9
Subtotal	8.4%
Middle East	0.2%
Other	3.8%

Allocation by Region (% of portfolio)

Investment Focus

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2013, Through April 30, 2018
				Bloomberg
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	1.52	4.60	6.12	6.46
2015	1.51	1.53	3.04	3.38
2016	1.52	3.86	5.38	5.70
2017	1.70	-0.54	1.16	1.43
2018	1.69	-0.55	1.14	1.24
Note: For 2018, performance data reflect the six months ended April 30, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	5/31/2013	3.27%	1.76%	1.84%	3.60%
ETF Shares	5/31/2013
Market Price		3.34			3.68
Net Asset Value		3.37			3.64
Admiral Shares	5/31/2013	3.35	1.79	1.84	3.63
Institutional Shares	5/31/2013	3.38	1.85	1.84	3.69

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Australia (2.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Australia & New Zealand Banking
Group Ltd.	0.450%	11/22/23	EUR	16,000	19,252
Australia & New Zealand Banking
Group Ltd.	1.125%	5/13/20	EUR	7,000	8,674
Australia & New Zealand Banking
Group Ltd.	2.500%	1/16/24	EUR	5,000	6,704
Australia & New Zealand Banking
Group Ltd.	5.000%	8/16/23	AUD	2,000	1,640
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	31,600	36,877
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	9,000	11,099
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	15,100	20,236
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,541
National Australia Bank Ltd.	0.875%	11/16/22	EUR	5,000	6,185
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,964
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	880
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	6,458
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,399
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	749
National Australia Bank Ltd.	5.000%	3/11/24	AUD	4,000	3,294
Westpac Banking Corp.	0.625%	1/14/22	EUR	10,000	12,266
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,489
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,200	9,066
Westpac Banking Corp.	2.125%	7/9/19	EUR	2,500	3,105
Westpac Banking Corp.	2.750%	8/31/22	AUD	10,000	7,459
Westpac Banking Corp.	5.250%	11/21/23	AUD	2,000	1,664
					175,001
Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	1,500	1,184
APT Pipelines Ltd.	1.375%	3/22/22	EUR	300	372
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	10,352
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,504
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	766
Asciano Finance Ltd.	5.250%	5/19/25	AUD	5,000	3,947
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,760
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,600	3,207
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,435

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Australia & New Zealand Banking
Group Ltd.	0.625%	2/21/23	EUR	10,000	12,094
Australia & New Zealand Banking
Group Ltd.	3.750%	7/25/19	AUD	4,000	3,056
Australia & New Zealand Banking
Group Ltd.	5.125%	9/10/19	EUR	5,000	6,449
Australia Pacific Airports Melbourne
Pty Ltd.	1.750%	10/15/24	EUR	14,000	17,625
Australia Pacific Airports Melbourne
Pty Ltd.	3.125%	9/26/23	EUR	5,000	6,793
BHP Billiton Finance Ltd.	3.000%	3/30/20	AUD	5,140	3,902
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	715
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	12,700	18,086
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	3,500	5,997
1 BHP Billiton Finance Ltd.	5.625%	10/22/79	EUR	100	146
1 BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	2,200	3,486
Commonwealth Bank of Australia	0.375%	4/11/24	EUR	12,100	14,417
Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,582
Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	125
1 Commonwealth Bank of Australia	1.936%	10/3/29	EUR	1,000	1,203
1 Commonwealth Bank of Australia	2.000%	4/22/27	EUR	10,100	12,630
Commonwealth Bank of Australia	3.250%	1/17/22	AUD	500	379
Commonwealth Bank of Australia	3.750%	10/18/19	AUD	10,000	7,652
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	4,572
Commonwealth Bank of Australia	5.150%	4/9/20	CAD	6,989	5,708
Macquarie Bank Ltd.	1.125%	1/20/22	EUR	600	744
Macquarie Bank Ltd.	3.250%	3/3/20	AUD	1,000	760
Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,446
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	2,041
1 Macquarie Group Ltd.	1.250%	3/5/25	EUR	10,000	11,941
National Australia Bank Ltd.	0.350%	9/7/22	EUR	10,000	12,010
National Australia Bank Ltd.	0.875%	1/20/22	EUR	18,000	22,147
National Australia Bank Ltd.	1.000%	4/17/20	CHF	1,000	1,036
National Australia Bank Ltd.	1.125%	11/10/21	GBP	1,600	2,184
National Australia Bank Ltd.	1.375%	6/27/22	GBP	500	679
National Australia Bank Ltd.	1.875%	2/20/20	GBP	11,100	15,424
National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	7,599
1 National Australia Bank Ltd.	2.000%	11/12/24	EUR	2,000	2,471
National Australia Bank Ltd.	4.000%	5/23/18	AUD	5,000	3,768
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	7,683
National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,302
National Australia Bank Ltd.	5.125%	12/9/21	GBP	5,500	8,486
Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	396
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,200	2,764
Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	6,500	5,197
Qantas Airways Ltd.	7.500%	6/11/21	AUD	8,500	7,162
Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,230	1,070
QPH Finance Co. Pty Ltd.	5.750%	7/29/20	AUD	780	622
Rio Tinto Finance plc	2.000%	5/11/20	EUR	5,000	6,284
Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	412
Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	8,234
Scentre Group Trust 1	1.500%	7/16/20	EUR	5,000	6,200
Scentre Group Trust 1	2.250%	7/16/24	EUR	3,598	4,672
Scentre Group Trust 1	4.500%	9/8/21	AUD	1,600	1,247

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Scentre Group Trust 1 / Scentre Group
Trust 2	2.375%	4/8/22	GBP	4,100	5,778
Scentre Group Trust 2	3.250%	9/11/23	EUR	6,273	8,550
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	10,800	13,018
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	10,000	13,250
Telstra Corp. Ltd.	3.500%	9/21/22	EUR	500	684
Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	137
Telstra Corp. Ltd.	4.000%	9/16/22	AUD	1,000	781
Telstra Corp. Ltd.	4.500%	11/13/18	AUD	6,000	4,565
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,794
Vicinity Centres	3.375%	4/7/26	GBP	1,259	1,814
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	625
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,978
Wesfarmers Ltd.	3.660%	11/18/20	AUD	1,400	1,072
Wesfarmers Ltd.	4.750%	3/12/20	AUD	10,000	7,798
Westpac Banking Corp.	0.625%	11/22/24	EUR	5,000	5,929
Westpac Banking Corp.	0.875%	2/16/21	EUR	15,000	18,484
Westpac Banking Corp.	2.625%	12/14/22	GBP	2,300	3,297
Westpac Banking Corp.	3.250%	1/22/20	AUD	10,000	7,611
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,000	770
Westpac Banking Corp.	5.000%	10/21/19	GBP	4,000	5,817
					413,877
Sovereign Bonds (2.1%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	4,009
Commonwealth Bank of Australia	1.125%	12/22/21	GBP	1,800	2,452
Commonwealth of Australia	1.750%	11/21/20	AUD	75,000	55,929
Commonwealth of Australia	2.000%	12/21/21	AUD	45,000	33,561
Commonwealth of Australia	2.250%	5/21/28	AUD	32,000	23,004
Commonwealth of Australia	2.750%	10/21/19	AUD	57,000	43,365
Commonwealth of Australia	2.750%	4/21/24	AUD	148,800	113,254
Commonwealth of Australia	2.750%	11/21/27	AUD	116,000	87,259
Commonwealth of Australia	2.750%	11/21/28	AUD	88,000	65,987
Commonwealth of Australia	2.750%	11/21/29	AUD	67,000	50,003
Commonwealth of Australia	2.750%	6/21/35	AUD	28,365	20,525
Commonwealth of Australia	3.000%	3/21/47	AUD	35,000	24,881
Commonwealth of Australia	3.250%	4/21/25	AUD	232,790	182,236
Commonwealth of Australia	3.250%	4/21/29	AUD	110,000	86,398
Commonwealth of Australia	3.250%	6/21/39	AUD	60,000	45,887
Commonwealth of Australia	3.750%	4/21/37	AUD	41,000	33,798
Commonwealth of Australia	4.250%	4/21/26	AUD	220,500	184,562
Commonwealth of Australia	4.500%	4/15/20	AUD	119,350	94,029
Commonwealth of Australia	4.500%	4/21/33	AUD	42,000	37,561
Commonwealth of Australia	4.750%	4/21/27	AUD	119,351	104,171
Commonwealth of Australia	5.500%	4/21/23	AUD	100,600	86,517
Commonwealth of Australia	5.750%	5/15/21	AUD	62,540	51,969
Commonwealth of Australia	5.750%	7/15/22	AUD	102,322	87,554
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	15,000	11,196
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	40,000	29,730
New South Wales Treasury Corp.	3.000%	2/20/30	AUD	11,460	8,307
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	15,251
New South Wales Treasury Corp.	4.000%	4/8/21	AUD	10,000	7,882
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	28,000	22,416
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,000	4,047
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	17,000	14,427

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	4,048
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	34,000	28,903
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	2,876
Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	500	368
2 Queensland Treasury Corp.	2.750%	8/20/27	AUD	18,000	13,028
2 Queensland Treasury Corp.	3.250%	7/21/26	AUD	18,500	14,075
2 Queensland Treasury Corp.	3.250%	7/21/28	AUD	38,000	28,607
2 Queensland Treasury Corp.	3.500%	8/21/30	AUD	10,000	7,530
2 Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	34,735
2 Queensland Treasury Corp.	4.750%	7/21/25	AUD	42,000	35,262
Queensland Treasury Corp.	5.500%	6/21/21	AUD	42,000	34,556
Queensland Treasury Corp.	5.750%	7/22/24	AUD	33,000	28,904
Queensland Treasury Corp.	6.000%	7/21/22	AUD	55,000	47,070
Queensland Treasury Corp.	6.250%	2/21/20	AUD	45,000	36,286
Queensland Treasury Corp.	6.500%	3/14/33	AUD	3,000	3,034
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,738
SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,500
SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	4,000	3,212
South Australian Government Financing
Authority	1.500%	9/22/22	AUD	20,000	14,392
South Australian Government Financing
Authority	2.750%	4/16/25	AUD	11,000	8,145
South Australian Government Financing
Authority	4.250%	11/20/23	AUD	5,000	4,041
South Australian Government Financing
Authority	4.750%	8/6/19	AUD	7,500	5,834
South Australian Government Financing
Authority	5.000%	5/20/21	AUD	10,000	8,104
Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,000	6,823
Treasury Corp. of Victoria	3.000%	10/20/28	AUD	18,000	13,345
Treasury Corp. of Victoria	4.250%	12/20/32	AUD	20,500	16,908
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	25,000	19,170
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	8,756
Treasury Corp. of Victoria	5.500%	11/17/26	AUD	15,000	13,445
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	8,119
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	22,000	18,986
Western Australian Treasury Corp.	2.500%	7/22/20	AUD	59,000	44,628
Western Australian Treasury Corp.	2.500%	7/23/24	AUD	10,000	7,330
Western Australian Treasury Corp.	2.750%	10/20/22	AUD	45,000	33,999
Western Australian Treasury Corp.	3.000%	10/21/26	AUD	10,000	7,419
Western Australian Treasury Corp.	3.000%	10/21/27	AUD	10,000	7,344
Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	10,193
Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	12,073
Westpac Banking Corp.	0.750%	7/22/21	EUR	10,000	12,329
Westpac Banking Corp.	1.000%	6/30/22	GBP	1,500	2,030
					2,244,312
Total Australia (Cost $2,886,710)					2,833,190
Austria (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
BAWAG PSK Bank fuer Arbeit und
Wirtschaft und Oesterreichische
Postsparkasse AG	1.875%	9/18/19	EUR	500	622
Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	3,050

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Erste Group Bank AG	3.500%	2/8/22	EUR	600	817
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,683
Hypo Tirol Bank AG	0.500%	2/11/21	EUR	1,000	1,222
Hypoe NOE Landesbank fuer
Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	2,000	2,680
Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	3,700	4,528
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	408
Raiffeisenlandesbank
Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	300	362
Raiffeisenlandesbank
Niederoesterreich-Wien AG	1.750%	10/2/20	EUR	1,700	2,146
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	608
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	6,295
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,817
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,698
					34,936
Corporate Bonds (0.1%)
Erste Group Bank AG	0.625%	1/19/23	EUR	4,200	5,155
Erste Group Bank AG	0.750%	1/17/28	EUR	16,100	19,071
JAB Holdings BV	1.250%	5/22/24	EUR	10,100	12,300
JAB Holdings BV	1.625%	4/30/25	EUR	4,100	5,047
JAB Holdings BV	1.750%	5/25/23	EUR	700	883
JAB Holdings BV	2.000%	5/18/28	EUR	7,600	9,315
OMV AG	3.500%	9/27/27	EUR	2,400	3,461
OMV AG	4.250%	10/12/21	EUR	1,000	1,376
OMV AG	5.250%	12/29/49	EUR	1,550	2,122
OMV AG	6.250%	12/29/49	EUR	3,250	4,842
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,640
Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	687
1 UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,100	4,494
1 Vienna Insurance Group AG Wiener
Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,722
					77,115
Sovereign Bonds (1.4%)
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	1.375%	4/9/21	EUR	17,000	21,523
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	1.750%	10/21/20	EUR	200	254
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/11/32	EUR	500	713
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,718
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,907
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	4.375%	7/8/19	EUR	11,000	14,051
3 Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,907
Hypoe NOE Landesbank fuer
Niederoesterreich und Wien AG	0.500%	9/11/20	EUR	31,500	38,554
3 KA Finanz AG	0.375%	8/11/20	EUR	10,900	13,329
KA Finanz AG	1.625%	2/19/21	EUR	2,000	2,521
3 Kaerntner Ausgleichszahlungs-Fonds	0.000%	1/14/32	EUR	40,000	40,236
3 OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	8,756
3 OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	13,326

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
3 OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	4,061
3 OeBB Infrastruktur AG	3.000%	10/24/33	EUR	150	221
3 OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	10,654
3 OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,925
3 OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,663
3 OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,355
3 OeBB Infrastruktur AG	3.875%	6/30/25	EUR	10,000	14,878
3 Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	3,638
3 Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	10,610	12,506
3 Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	4,500	5,802
2 Republic of Austria	0.000%	9/20/22	EUR	100,000	121,147
2 Republic of Austria	0.000%	7/15/23	EUR	75,000	90,162
2 Republic of Austria	0.250%	10/18/19	EUR	19,400	23,699
2 Republic of Austria	0.500%	4/20/27	EUR	40,000	47,686
2 Republic of Austria	0.750%	10/20/26	EUR	120,000	146,976
2 Republic of Austria	1.200%	10/20/25	EUR	30,000	38,271
2 Republic of Austria	1.500%	2/20/47	EUR	11,100	13,528
2 Republic of Austria	1.500%	11/2/86	EUR	24,898	26,829
2 Republic of Austria	1.650%	10/21/24	EUR	36,500	47,946
2 Republic of Austria	1.950%	6/18/19	EUR	60,000	74,483
2 Republic of Austria	2.100%	9/20/17	EUR	23,867	31,580
2 Republic of Austria	2.400%	5/23/34	EUR	34,600	49,553
2 Republic of Austria	3.150%	6/20/44	EUR	40,080	67,277
2 Republic of Austria	3.400%	11/22/22	EUR	30,000	41,951
2 Republic of Austria	3.500%	9/15/21	EUR	40,000	54,465
2 Republic of Austria	3.650%	4/20/22	EUR	53,000	73,641
2 Republic of Austria	3.800%	1/26/62	EUR	500	1,019
2 Republic of Austria	3.900%	7/15/20	EUR	70,450	93,251
2 Republic of Austria	4.150%	3/15/37	EUR	50,000	90,635
2 Republic of Austria	4.850%	3/15/26	EUR	45,000	72,935
Republic of Austria	6.250%	7/15/27	EUR	14,750	26,799
					1,459,331
Total Austria (Cost $1,485,339)					1,571,382
Belgium (2.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Belfius Bank SA/NV	0.625%	10/14/21	EUR	29,700	36,584
Belfius Bank SA/NV	0.750%	2/10/25	EUR	200	244
Belfius Bank SA/NV	1.375%	6/5/20	EUR	11,500	14,352
Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,000	3,937
KBC Bank NV	0.450%	1/22/22	EUR	5,000	6,124
KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,734
					64,975
Corporate Bonds (0.3%)
Anheuser-Busch InBev SA/NV	0.625%	3/17/20	EUR	15,000	18,341
Anheuser-Busch InBev SA/NV	0.875%	3/17/22	EUR	12,900	15,921
Anheuser-Busch InBev SA/NV	1.150%	1/22/27	EUR	12,000	14,276
Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	5,620	7,040
Anheuser-Busch InBev SA/NV	1.875%	1/20/20	EUR	3,000	3,743
Anheuser-Busch InBev SA/NV	2.000%	12/16/19	EUR	750	936
Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	16,500	20,933
Anheuser-Busch InBev SA/NV	2.000%	1/23/35	EUR	10,000	11,676
Anheuser-Busch InBev SA/NV	2.700%	3/31/26	EUR	200	270
Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	16,150	20,744

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Anheuser-Busch InBev SA/NV	2.850%	5/25/37	GBP	6,600	8,821
Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,500	6,130
Anheuser-Busch InBev SA/NV	3.250%	1/24/33	EUR	5,000	7,004
Anheuser-Busch InBev SA/NV	4.000%	6/2/21	EUR	5,100	6,893
Anheuser-Busch InBev SA/NV	4.000%	9/24/25	GBP	11,000	16,979
Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	1,600	3,180
1 Argenta Spaarbank NV	3.875%	5/24/26	EUR	15,300	19,864
Belfius Bank SA/NV	3.125%	5/11/26	EUR	1,800	2,328
Brussels Airport Co. NV/SA	1.000%	5/3/24	EUR	8,300	10,091
Delhaize Le Lion / De Leeuw BV	3.125%	2/27/20	EUR	300	383
FBG Finance Pty Ltd.	3.750%	9/6/24	AUD	6,500	4,944
FBG Finance Pty Ltd.	4.100%	9/6/27	AUD	1,120	850
KBC Bank NV	0.375%	9/1/22	EUR	32,000	38,970
KBC Bank NV	0.750%	10/24/27	EUR	1,400	1,663
KBC Group NV	0.750%	10/18/23	EUR	13,200	15,786
KBC Group NV	1.000%	4/26/21	EUR	200	247
Solvay SA	1.625%	12/2/22	EUR	8,300	10,495
Solvay SA	2.750%	12/2/27	EUR	700	935
					269,443
Sovereign Bonds (1.9%)
4 Dexia Credit Local SA	0.200%	3/16/21	EUR	5,000	6,091
4 Dexia Credit Local SA	0.250%	3/19/20	EUR	10,000	12,197
4 Dexia Credit Local SA	0.625%	1/21/22	EUR	16,500	20,333
4 Dexia Credit Local SA	0.750%	1/25/23	EUR	18,000	22,218
4 Dexia Credit Local SA	0.875%	9/7/21	GBP	5,600	7,584
4 Dexia Credit Local SA	1.125%	6/15/22	GBP	2,300	3,122
4 Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	21,642
4 Dexia Credit Local SA	1.375%	9/18/19	EUR	5,000	6,179
4 Dexia Credit Local SA	2.000%	6/17/20	GBP	5,600	7,841
4 Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	4,204
Eandis System Operator SCRL	1.750%	12/4/26	EUR	6,000	7,617
Eandis System Operator SCRL	2.875%	10/9/23	EUR	3,000	4,037
Eandis System Operator SCRL	4.500%	11/8/21	EUR	1,500	2,070
Flemish Community	0.375%	10/13/26	EUR	5,000	5,838
2 Kingdom of Belgium	0.200%	10/22/23	EUR	30,000	36,325
2 Kingdom of Belgium	0.800%	6/22/25	EUR	62,000	76,851
2 Kingdom of Belgium	0.800%	6/22/27	EUR	175,800	214,358
2 Kingdom of Belgium	1.000%	6/22/26	EUR	146,364	182,880
2 Kingdom of Belgium	1.000%	6/22/31	EUR	105,900	127,322
2 Kingdom of Belgium	1.450%	6/22/37	EUR	5,200	6,388
2 Kingdom of Belgium	1.600%	6/22/47	EUR	25,675	31,034
2 Kingdom of Belgium	1.900%	6/22/38	EUR	65,000	85,679
2 Kingdom of Belgium	2.150%	6/22/66	EUR	48,500	64,213
Kingdom of Belgium	2.250%	6/22/23	EUR	69,500	93,395
2 Kingdom of Belgium	2.250%	6/22/57	EUR	10,000	13,739
2 Kingdom of Belgium	2.600%	6/22/24	EUR	80,000	110,382
Kingdom of Belgium	3.000%	9/28/19	EUR	24,000	30,416
2 Kingdom of Belgium	3.000%	6/22/34	EUR	99,970	152,423
2 Kingdom of Belgium	3.750%	9/28/20	EUR	102,342	136,075
Kingdom of Belgium	3.750%	6/22/45	EUR	20,800	37,500
Kingdom of Belgium	4.000%	3/28/22	EUR	28,950	40,716
Kingdom of Belgium	4.000%	3/28/32	EUR	40,000	66,917
2 Kingdom of Belgium	4.250%	9/28/21	EUR	111,000	154,793
Kingdom of Belgium	4.250%	9/28/22	EUR	80,000	115,128

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 Kingdom of Belgium	4.250%	3/28/41	EUR	67,250	126,406
2 Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	11,099
2 Kingdom of Belgium	5.000%	3/28/35	EUR	4,000	7,661
Proximus SADP	2.375%	4/4/24	EUR	3,100	4,092
					2,056,765
Total Belgium (Cost $2,236,898)					2,391,183
Bermuda (0.0%)
Corporate Bonds (0.0%)
Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,584
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	167	194
Total Bermuda (Cost $2,851)					2,778
Brazil (0.0%)
Corporate Bond (0.0%)
Vale SA	3.750%	1/10/23	EUR	5,000	6,761
Total Brazil (Cost $5,682)					6,761
Bulgaria (0.1%)
Sovereign Bonds (0.1%)
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	7,751
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,878
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,984
Republic of Bulgaria	2.950%	9/3/24	EUR	800	1,093
Republic of Bulgaria	3.000%	3/21/28	EUR	25,000	33,749
Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,905
Total Bulgaria (Cost $45,554)					54,360
Canada (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
Bank of Montreal	0.100%	10/20/23	EUR	10,000	11,833
Bank of Montreal	0.125%	4/19/21	EUR	200	242
Bank of Montreal	0.250%	1/22/20	EUR	10,000	12,174
Bank of Montreal	0.375%	8/5/20	EUR	15,000	18,314
Bank of Montreal	1.000%	5/7/19	EUR	25,000	30,586
Bank of Nova Scotia	0.125%	1/13/22	EUR	1,100	1,326
Bank of Nova Scotia	0.500%	7/23/20	EUR	23,000	28,157
Bank of Nova Scotia	0.750%	9/14/21	GBP	1,500	2,025
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,900	13,444
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	15,000	17,922
National Bank of Canada	0.000%	9/29/23	EUR	4,600	5,418
National Bank of Canada	0.500%	1/26/22	EUR	14,000	17,112
National Bank of Canada	1.500%	3/25/21	EUR	5,000	6,298
Royal Bank of Canada	0.125%	3/11/21	EUR	4,000	4,848
Royal Bank of Canada	0.875%	6/17/22	EUR	12,000	14,861
Royal Bank of Canada	1.625%	8/4/20	EUR	21,500	26,982
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	6,044
Toronto-Dominion Bank	0.375%	1/12/21	EUR	10,000	12,206
Toronto-Dominion Bank	0.375%	4/27/23	EUR	11,000	13,269
Toronto-Dominion Bank	0.625%	7/29/19	EUR	15,000	18,318
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	7,404
					268,783

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.9%)
407 International Inc.	3.600%	5/21/47	CAD	6,900	5,304
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,640
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,227
407 International Inc.	5.750%	2/14/36	CAD	1,995	1,968
Aeroports de Montreal	5.170%	9/17/35	CAD	325	309
Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	2,034
Alectra Inc.	2.488%	5/17/27	CAD	3,000	2,218
2 Algonquin Power Co.	4.090%	2/17/27	CAD	800	630
Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	7,900	6,153
AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,305
AltaLink LP	3.668%	11/6/23	CAD	2,000	1,625
AltaLink LP	3.717%	12/3/46	CAD	4,000	3,147
AltaLink LP	3.990%	6/30/42	CAD	2,925	2,398
AltaLink LP	4.922%	9/17/43	CAD	3,000	2,822
Bank of Montreal	0.200%	1/26/23	EUR	5,500	6,592
Bank of Montreal	1.610%	10/28/21	CAD	10,000	7,502
Bank of Montreal	2.100%	10/6/20	CAD	5,100	3,929
Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,632
1 Bank of Montreal	2.570%	6/1/27	CAD	5,000	3,797
Bank of Montreal	2.700%	9/11/24	CAD	10,000	7,648
Bank of Montreal	2.700%	12/9/26	CAD	10,000	7,546
1 Bank of Montreal	3.320%	6/1/26	CAD	10,500	8,243
1 Bank of Montreal	3.340%	12/8/25	CAD	10,750	8,468
Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,385
Bank of Montreal	4.609%	9/10/25	CAD	5,000	4,285
Bank of Nova Scotia	1.250%	6/8/22	GBP	500	676
Bank of Nova Scotia	1.900%	12/2/21	CAD	10,000	7,561
Bank of Nova Scotia	2.090%	9/9/20	CAD	8,400	6,470
Bank of Nova Scotia	2.130%	6/15/20	CAD	20,000	15,450
Bank of Nova Scotia	2.360%	11/8/22	CAD	5,000	3,810
Bank of Nova Scotia	2.400%	10/28/19	CAD	9,700	7,560
1 Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,460
Bank of Nova Scotia	2.620%	12/2/26	CAD	15,000	11,238
1 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	3,924
Bank of Nova Scotia	3.100%	2/2/28	CAD	10,000	7,725
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	3,960
1 Bank of Nova Scotia	3.367%	12/8/25	CAD	7,000	5,515
Bell Canada Inc.	3.000%	10/3/22	CAD	5,200	4,047
Bell Canada Inc.	3.250%	6/17/20	CAD	9,350	7,377
Bell Canada Inc.	3.350%	6/18/19	CAD	5,000	3,940
Bell Canada Inc.	3.350%	3/22/23	CAD	5,000	3,934
Bell Canada Inc.	3.350%	3/12/25	CAD	2,200	1,711
Bell Canada Inc.	3.550%	3/2/26	CAD	3,000	2,344
Bell Canada Inc.	4.350%	12/18/45	CAD	3,150	2,429
Bell Canada Inc.	4.450%	2/27/47	CAD	5,098	3,999
Bell Canada Inc.	4.750%	9/29/44	CAD	3,500	2,869
Bell Canada Inc.	7.850%	4/2/31	CAD	5,000	5,298
1 BMO Capital Trust II	10.221%	12/31/07	CAD	700	573
BP LP	3.244%	1/9/20	CAD	1,009	789
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	4,235	3,269
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	6,875	5,651
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	6,000	4,989
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,260

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	5,000	3,846
Brookfield Infrastructure Finance ULC	3.538%	10/30/20	CAD	850	674
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	5,301	4,156
Bruce Power LP	3.969%	6/23/26	CAD	5,000	3,995
Bruce Power LP	4.132%	6/21/33	CAD	2,200	1,719
Caisse Centrale Desjardins	1.748%	3/2/20	CAD	10,150	7,807
Caisse Centrale Desjardins	2.091%	1/17/22	CAD	2,590	1,969
Cameco Corp.	4.190%	6/24/24	CAD	3,500	2,692
Canadian Imperial Bank of Commerce	0.375%	10/15/19	EUR	10,000	12,192
Canadian Imperial Bank of Commerce	1.640%	7/12/21	CAD	250	188
Canadian Imperial Bank of Commerce	1.850%	7/14/20	CAD	250	192
Canadian Imperial Bank of Commerce	1.900%	4/26/21	CAD	14,000	10,671
Canadian Imperial Bank of Commerce	2.040%	3/21/22	CAD	10,000	7,577
Canadian Imperial Bank of Commerce	2.300%	7/11/22	CAD	15,000	11,450
1 Canadian Imperial Bank of Commerce	3.000%	10/28/24	CAD	12,000	9,401
1 Canadian Imperial Bank of Commerce	3.420%	1/26/26	CAD	20,000	15,750
1 Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	8,000	6,214
Canadian National Railway Co.	2.800%	9/22/25	CAD	5,000	3,838
Canadian Natural Resources Ltd.	2.890%	8/14/20	CAD	10,400	8,129
Canadian Natural Resources Ltd.	3.310%	2/11/22	CAD	20,000	15,623
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,843
1 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,507
Capital Desjardins Inc.	5.187%	5/5/20	CAD	5,355	4,380
Capital Power Corp.	5.276%	11/16/20	CAD	4,650	3,802
CI Financial Corp.	2.645%	12/7/20	CAD	5,200	4,035
1 CIBC Capital Trust	10.250%	6/30/08	CAD	225	223
Cogeco Communications Inc.	4.175%	5/26/23	CAD	250	202
CU Inc.	3.805%	9/10/42	CAD	450	358
CU Inc.	3.964%	7/27/45	CAD	3,000	2,451
CU Inc.	4.085%	9/2/44	CAD	5,400	4,503
CU Inc.	4.543%	10/24/41	CAD	1,000	885
CU Inc.	4.722%	9/9/43	CAD	3,000	2,733
CU Inc.	6.800%	8/13/19	CAD	900	741
Emera Inc.	2.900%	6/16/23	CAD	8,000	6,139
Enbridge Gas Distribution Inc.	2.500%	8/5/26	CAD	2,000	1,482
Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	240	189
Enbridge Gas Distribution Inc.	4.000%	8/22/44	CAD	2,000	1,628
Enbridge Gas Distribution Inc.	4.040%	11/23/20	CAD	350	283
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	948
Enbridge Inc.	3.190%	12/5/22	CAD	5,070	3,928
Enbridge Inc.	3.200%	6/8/27	CAD	10,000	7,284
Enbridge Inc.	4.240%	8/27/42	CAD	2,460	1,767
Enbridge Inc.	4.530%	3/9/20	CAD	9,700	7,795
Enbridge Inc.	4.570%	3/11/44	CAD	1,400	1,055
Enbridge Income Fund	3.950%	11/19/24	CAD	3,000	2,362
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	5,240	4,116
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	5,000	3,844
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	820
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,604
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,995	2,640
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,465	1,876
Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	2,025
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	5,000	3,976
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	575	471

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,393
First Capital Realty Inc.	4.790%	8/30/24	CAD	5,000	4,120
Fortis Inc.	2.850%	12/12/23	CAD	2,500	1,913
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	618
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	1,000	1,018
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	2,000	2,062
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,105
HSBC Bank Canada	1.816%	7/7/20	CAD	10,000	7,654
HSBC Bank Canada	2.170%	6/29/22	CAD	10,500	7,938
HSBC Bank Canada	2.449%	1/29/21	CAD	150	116
HSBC Bank Canada	2.491%	5/13/19	CAD	5,000	3,907
HSBC Bank Canada	2.542%	1/31/23	CAD	10,000	7,625
HSBC Bank Canada	2.908%	9/29/21	CAD	3,000	2,345
HSBC Bank Canada	2.938%	1/14/20	CAD	1,950	1,532
Husky Energy Inc.	3.600%	3/10/27	CAD	3,000	2,307
1 Industrial Alliance Insurance & Financial
Services Inc.	3.300%	9/15/28	CAD	5,000	3,907
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	4,950	3,743
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,830
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	3,000	2,315
John Deere Canada Funding Inc.	2.050%	9/17/20	CAD	700	539
John Deere Canada Funding Inc.	2.350%	6/24/19	CAD	3,675	2,865
Kraft Canada Inc.	2.700%	7/6/20	CAD	1,865	1,452
Laurentian Bank of Canada	2.500%	1/23/20	CAD	300	233
Laurentian Bank of Canada	2.810%	6/13/19	CAD	1,107	865
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,300	1,207
1 Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	6,934
1 Manufacturers Life Insurance Co.	2.640%	1/15/25	CAD	200	156
1 Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,928
1 Manulife Finance Delaware LP	5.059%	12/15/41	CAD	900	773
1 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	3,347
Metro Inc.	4.270%	12/4/47	CAD	2,000	1,522
Metro Inc.	5.970%	10/15/35	CAD	5,048	4,707
National Bank of Canada	1.742%	3/3/20	CAD	500	384
National Bank of Canada	1.809%	7/26/21	CAD	5,000	3,786
National Bank of Canada	2.404%	10/28/19	CAD	15,400	12,002
1 National Bank of Canada	3.183%	2/1/28	CAD	10,000	7,655
North West Redwater Partnership / NWR
Financing Co. Ltd.	2.800%	6/1/27	CAD	10,000	7,391
North West Redwater Partnership / NWR
Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	2,986
North West Redwater Partnership / NWR
Financing Co. Ltd.	4.050%	7/22/44	CAD	3,350	2,644
North West Redwater Partnership / NWR
Financing Co. Ltd.	4.250%	6/1/29	CAD	250	205
North West Redwater Partnership / NWR
Financing Co. Ltd.	4.750%	6/1/37	CAD	5,000	4,324
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	4,300	4,242
Ottawa MacDonald-Cartier International
Airport Authority	3.933%	6/9/45	CAD	775	630
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	4,850	3,748
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	3,000	2,399
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,341
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,000	1,574

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,440	4,469
RioCan REIT	3.850%	6/28/19	CAD	1,025	812
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,250
Rogers Communications Inc.	4.700%	9/29/20	CAD	400	327
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	5,005
Rogers Communications Inc.	6.110%	8/25/40	CAD	5,000	4,818
Rogers Communications Inc.	6.680%	11/4/39	CAD	3,044	3,114
Royal Bank of Canada	0.500%	12/16/20	EUR	5,000	6,124
Royal Bank of Canada	1.125%	12/22/21	GBP	3,300	4,502
Royal Bank of Canada	1.583%	9/13/21	CAD	4,700	3,528
Royal Bank of Canada	1.650%	7/15/21	CAD	12,000	9,045
Royal Bank of Canada	1.968%	3/2/22	CAD	25,100	18,975
Royal Bank of Canada	2.000%	3/21/22	CAD	4,500	3,405
Royal Bank of Canada	2.333%	12/5/23	CAD	8,500	6,414
Royal Bank of Canada	2.350%	12/9/19	CAD	6,750	5,258
Royal Bank of Canada	2.360%	12/5/22	CAD	12,000	9,148
Royal Bank of Canada	2.980%	5/7/19	CAD	7,000	5,498
1 Royal Bank of Canada	2.990%	12/6/24	CAD	14,225	11,163
1 Royal Bank of Canada	3.040%	7/17/24	CAD	400	314
1 Royal Bank of Canada	3.310%	1/20/26	CAD	10,900	8,581
1 Royal Bank of Canada	3.450%	9/29/26	CAD	10,000	7,887
Royal Office Finance LP	5.209%	11/12/32	CAD	6,948	6,313
Saputo Inc.	2.654%	11/26/19	CAD	250	195
1 Scotiabank Capital Trust	5.650%	12/31/56	CAD	200	186
Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	8,165
Shaw Communications Inc.	5.500%	12/7/20	CAD	100	83
Shaw Communications Inc.	6.750%	11/9/39	CAD	6,200	6,050
1 Sun Life Financial Inc.	2.600%	9/25/25	CAD	350	271
1 Sun Life Financial Inc.	3.050%	9/19/28	CAD	10,000	7,736
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,469
1 Sun Life Financial Inc.	5.400%	5/29/42	CAD	850	779
Suncor Energy Inc.	3.000%	9/14/26	CAD	3,000	2,264
Suncor Energy Inc.	4.340%	9/13/46	CAD	5,154	4,140
TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,466
TELUS Corp.	3.200%	4/5/21	CAD	750	591
TELUS Corp.	3.350%	4/1/24	CAD	10,700	8,372
TELUS Corp.	3.750%	1/17/25	CAD	2,460	1,956
TELUS Corp.	3.750%	3/10/26	CAD	900	712
TELUS Corp.	4.400%	4/1/43	CAD	3,000	2,275
TELUS Corp.	4.400%	1/29/46	CAD	250	189
TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,142
TELUS Corp.	4.850%	4/5/44	CAD	9,250	7,491
TELUS Corp.	5.050%	12/4/19	CAD	150	122
TELUS Corp.	5.050%	7/23/20	CAD	300	246
Teranet Holdings LP	4.807%	12/16/20	CAD	8,875	7,193
Teranet Holdings LP	5.754%	12/17/40	CAD	1,200	968
Thomson Reuters Corp.	3.309%	11/12/21	CAD	2,500	1,971
Thomson Reuters Corp.	4.350%	9/30/20	CAD	4,439	3,588
Toronto-Dominion Bank	0.500%	4/3/24	EUR	8,000	9,644
Toronto-Dominion Bank	1.000%	12/13/21	GBP	1,000	1,359
Toronto-Dominion Bank	1.680%	6/8/21	CAD	10,000	7,590
Toronto-Dominion Bank	1.693%	4/2/20	CAD	15,000	11,527
Toronto-Dominion Bank	1.994%	3/23/22	CAD	10,000	7,581
Toronto-Dominion Bank	2.045%	3/8/21	CAD	5,000	3,834

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Toronto-Dominion Bank	2.621%	12/22/21	CAD	12,450	9,680
1 Toronto-Dominion Bank	2.982%	9/30/25	CAD	7,400	5,783
1 Toronto-Dominion Bank	3.224%	7/25/29	CAD	6,000	4,585
Toronto-Dominion Bank	3.226%	7/24/24	CAD	5,450	4,310
1 Toronto-Dominion Bank	4.859%	3/4/31	CAD	5,150	4,327
TransAlta Corp.	5.000%	11/25/20	CAD	2,650	2,131
TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	4,011
TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,208
TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	5,000	3,999
TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	3,202
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,644
Union Gas Ltd.	4.200%	6/2/44	CAD	2,400	2,018
Union Gas Ltd.	4.880%	6/21/41	CAD	3,450	3,159
Veresen Inc.	3.430%	11/10/21	CAD	3,000	2,369
VW Credit Canada Inc.	2.500%	10/1/19	CAD	10,000	7,789
					910,220
Sovereign Bonds (4.2%)
Canada	0.500%	3/1/22	CAD	50,330	36,944
Canada	0.750%	5/1/19	CAD	34,500	26,637
Canada	0.750%	8/1/19	CAD	7,160	5,509
Canada	0.750%	9/1/20	CAD	295,730	224,146
Canada	0.750%	3/1/21	CAD	24,940	18,765
Canada	0.750%	9/1/21	CAD	15,485	11,565
Canada	1.000%	9/1/22	CAD	231,687	172,281
Canada	1.000%	6/1/27	CAD	73,879	51,516
Canada	1.250%	11/1/19	CAD	133,950	103,462
Canada	1.250%	2/1/20	CAD	65,892	50,786
Canada	1.500%	3/1/20	CAD	69,175	53,512
Canada	1.500%	6/1/23	CAD	2,376	1,794
Canada	1.500%	6/1/26	CAD	31,550	23,201
Canada	1.750%	9/1/19	CAD	25,952	20,204
Canada	1.750%	5/1/20	CAD	2,435	1,891
Canada	1.750%	3/1/23	CAD	83,002	63,569
Canada	2.250%	6/1/25	CAD	47,990	37,422
Canada	2.500%	6/1/24	CAD	99,424	78,776
Canada	2.750%	6/1/22	CAD	35,080	28,041
Canada	2.750%	12/1/48	CAD	71,705	60,130
Canada	2.750%	12/1/64	CAD	75,014	64,864
Canada	3.250%	6/1/21	CAD	20,655	16,677
Canada	3.500%	1/13/20	EUR	2,000	2,579
Canada	3.500%	6/1/20	CAD	28,150	22,630
Canada	3.500%	12/1/45	CAD	82,944	78,849
Canada	3.750%	6/1/19	CAD	64,510	51,352
Canada	4.000%	6/1/41	CAD	50,960	50,852
Canada	5.000%	6/1/37	CAD	68,990	75,196
Canada	5.750%	6/1/29	CAD	29,049	30,175
Canada	5.750%	6/1/33	CAD	88,823	98,923
Canada	8.000%	6/1/23	CAD	6,000	5,984
Canada	8.000%	6/1/27	CAD	7,000	7,999
Canada	9.000%	6/1/25	CAD	20,000	22,461
Canada	10.500%	3/15/21	CAD	15,000	14,438
2 Canada Housing Trust No 1	1.150%	12/15/21	CAD	75,854	56,829
2 Canada Housing Trust No 1	1.200%	6/15/20	CAD	9,050	6,954
2 Canada Housing Trust No 1	1.250%	12/15/20	CAD	50,000	38,250

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
[2,5]	Canada Housing Trust No 1	1.250%	6/15/21	CAD	30,000	22,559
2	Canada Housing Trust No 1	1.450%	6/15/20	CAD	15,000	11,586
2	Canada Housing Trust No 1	1.500%	12/15/21	CAD	600	455
2	Canada Housing Trust No 1	1.750%	6/15/22	CAD	35,000	26,652
2	Canada Housing Trust No 1	1.900%	9/15/26	CAD	31,950	23,517
2	Canada Housing Trust No 1	1.950%	6/15/19	CAD	58,000	45,303
2	Canada Housing Trust No 1	1.950%	12/15/25	CAD	20,000	14,879
2	Canada Housing Trust No 1	2.000%	12/15/19	CAD	43,800	34,225
2	Canada Housing Trust No 1	2.250%	12/15/25	CAD	5,225	3,971
2	Canada Housing Trust No 1	2.350%	6/15/23	CAD	48,275	37,429
2	Canada Housing Trust No 1	2.350%	9/15/23	CAD	13,940	10,803
2	Canada Housing Trust No 1	2.350%	3/15/28	CAD	425	321
2	Canada Housing Trust No 1	2.400%	12/15/22	CAD	30,000	23,402
2	Canada Housing Trust No 1	2.550%	3/15/25	CAD	13,000	10,117
2	Canada Housing Trust No 1	2.650%	3/15/22	CAD	21,500	16,968
2	Canada Housing Trust No 1	2.650%	3/15/28	CAD	85,365	66,386
2	Canada Housing Trust No 1	2.900%	6/15/24	CAD	14,000	11,135
2	Canada Housing Trust No 1	3.150%	9/15/23	CAD	21,270	17,147
2	Canada Housing Trust No 1	3.350%	12/15/20	CAD	12,000	9,680
[2,5]	Canada Housing Trust No 1	3.750%	3/15/20	CAD	10,000	8,066
2	Canada Housing Trust No 1	3.800%	6/15/21	CAD	25,000	20,284
	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,393
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	286
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,447
	City of Montreal	3.000%	9/1/27	CAD	5,000	3,887
	City of Montreal	3.150%	12/1/36	CAD	2,000	1,506
	City of Montreal	3.500%	9/1/23	CAD	7,450	6,012
	City of Montreal	4.100%	12/1/34	CAD	3,195	2,721
	City of Ottawa Ontario	3.100%	7/27/48	CAD	4,190	3,090
	City of Toronto	2.400%	6/7/27	CAD	1,590	1,170
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,621
	City of Toronto	3.900%	9/29/23	CAD	4,742	3,902
	City of Toronto	4.150%	3/10/44	CAD	4,950	4,346
	City of Toronto	4.500%	12/2/19	CAD	5,000	4,042
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,881
	City of Toronto	5.200%	6/1/40	CAD	1,220	1,216
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	35,000	41,863
	CPPIB Capital Inc.	1.400%	6/4/20	CAD	2,700	2,073
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	15,000	18,378
5	Export Development Canada	1.000%	12/15/20	GBP	4,000	5,505
	Export Development Canada	1.375%	12/16/19	GBP	3,500	4,854
	Export Development Canada	1.800%	9/1/22	CAD	195	148
	Export Development Canada	2.400%	6/7/21	AUD	20,564	15,417
	Export Development Canada	3.500%	6/5/19	AUD	10,000	7,634
	Fair Hydro Trust	3.357%	5/15/33	CAD	2,125	1,660
	Financement-Quebec	2.450%	12/1/19	CAD	9,240	7,254
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	2,952
	Hydro One Inc.	1.840%	2/24/21	CAD	400	306
	Hydro One Inc.	2.770%	2/24/26	CAD	4,800	3,652
	Hydro One Inc.	3.200%	1/13/22	CAD	350	277
	Hydro One Inc.	3.720%	11/18/47	CAD	1,441	1,121
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,539
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,389
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,429

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Hydro One Inc.	4.590%	10/9/43	CAD	5,500	4,871
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	948
	Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,472
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,058
	Hydro One Inc.	7.350%	6/3/30	CAD	2,000	2,108
	Hydro-Quebec	1.000%	5/25/19	CAD	9,840	7,591
	Hydro-Quebec	4.000%	2/15/55	CAD	3,688	3,427
	Hydro-Quebec	5.000%	2/15/45	CAD	18,950	19,633
	Hydro-Quebec	5.000%	2/15/50	CAD	34,400	36,566
	Hydro-Quebec	6.000%	8/15/31	CAD	6,290	6,397
	Hydro-Quebec	6.000%	2/15/40	CAD	15,915	17,846
	Hydro-Quebec	6.500%	1/16/35	CAD	155	171
	Hydro-Quebec	6.500%	2/15/35	CAD	14,000	15,649
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	11,984
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	1,971
	Hydro-Quebec	11.000%	8/15/20	CAD	450	419
[2,5]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,554
[2,5]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	2,130	1,928
[2,5]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,790	3,369
5	Maritime Link Financing Trust	3.500%	12/1/52	CAD	7,372	5,959
	Municipal Finance Authority of British
	Columbia	1.650%	4/19/21	CAD	4,500	3,437
	Municipal Finance Authority of British
	Columbia	2.050%	6/2/19	CAD	7,150	5,585
	Municipal Finance Authority of British
	Columbia	2.500%	4/19/26	CAD	1,850	1,395
	Municipal Finance Authority of British
	Columbia	2.600%	4/23/23	CAD	1,848	1,437
	Municipal Finance Authority of British
	Columbia	2.950%	10/14/24	CAD	6,000	4,715
	Municipal Finance Authority of British
	Columbia	4.150%	6/1/21	CAD	4,050	3,323
	Municipal Finance Authority of British
	Columbia	4.450%	6/1/20	CAD	400	326
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.630%	6/1/29	CAD	5,300	4,404
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.830%	6/1/37	CAD	1,000	863
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.860%	12/1/48	CAD	3,500	3,142
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,500	1,198
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	2,000	2,099
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,000	7,505
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	10,029
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,433
	OPB Finance Trust	2.980%	1/25/27	CAD	5,000	3,862
	Province of Alberta	1.000%	11/15/21	GBP	5,800	7,884
	Province of Alberta	1.250%	6/1/20	CAD	15,900	12,169
	Province of Alberta	1.350%	9/1/21	CAD	12,000	9,051
	Province of Alberta	1.600%	9/1/22	CAD	5,000	3,752
	Province of Alberta	2.200%	6/1/26	CAD	20,000	14,807
	Province of Alberta	2.350%	6/1/25	CAD	9,300	7,037
	Province of Alberta	2.550%	6/1/27	CAD	22,285	16,796
	Province of Alberta	2.900%	9/20/29	CAD	6,000	4,593

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Province of Alberta	3.050%	12/1/48	CAD	31,361	23,565
Province of Alberta	3.300%	12/1/46	CAD	19,165	15,097
Province of Alberta	3.450%	12/1/43	CAD	14,075	11,370
Province of Alberta	3.900%	12/1/33	CAD	2,075	1,763
Province of Alberta	4.000%	12/1/19	CAD	9,000	7,229
Province of Alberta	4.500%	12/1/40	CAD	5,000	4,676
Province of British Columbia	2.300%	6/18/26	CAD	15,000	11,284
Province of British Columbia	2.550%	6/18/27	CAD	3,900	2,968
Province of British Columbia	2.700%	12/18/22	CAD	4,902	3,861
Province of British Columbia	2.800%	6/18/48	CAD	21,521	15,850
Province of British Columbia	2.850%	6/18/25	CAD	5,185	4,077
Province of British Columbia	3.200%	6/18/44	CAD	12,800	10,165
Province of British Columbia	3.250%	12/18/21	CAD	2,270	1,825
Province of British Columbia	3.300%	12/18/23	CAD	11,000	8,886
Province of British Columbia	4.100%	12/18/19	CAD	25,000	20,146
Province of British Columbia	4.300%	6/18/42	CAD	15,725	14,757
Province of British Columbia	4.700%	6/18/37	CAD	3,200	3,076
Province of British Columbia	4.800%	6/15/21	CAD	94	79
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,171
Province of British Columbia	4.950%	6/18/40	CAD	7,000	7,076
Province of British Columbia	5.700%	6/18/29	CAD	13,575	13,329
Province of British Columbia	6.350%	6/18/31	CAD	15,000	15,957
Province of Manitoba	0.750%	12/15/21	GBP	1,000	1,346
Province of Manitoba	1.550%	9/5/21	CAD	5,000	3,797
Province of Manitoba	1.600%	9/5/20	CAD	3,000	2,308
Province of Manitoba	2.450%	6/2/25	CAD	7,000	5,321
Province of Manitoba	2.550%	6/2/26	CAD	19,000	14,441
Province of Manitoba	2.600%	6/2/27	CAD	7,000	5,281
Province of Manitoba	2.850%	9/5/46	CAD	8,000	5,734
Province of Manitoba	3.150%	9/5/52	CAD	2,750	2,076
Province of Manitoba	3.250%	9/5/29	CAD	2,270	1,793
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,412
Province of Manitoba	3.350%	3/5/43	CAD	2,000	1,570
Province of Manitoba	3.400%	9/5/48	CAD	9,049	7,229
Province of Manitoba	3.450%	3/5/63	CAD	3,597	2,928
Province of Manitoba	4.050%	9/5/45	CAD	5,000	4,424
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,397
Province of Manitoba	4.150%	6/3/20	CAD	6,000	4,868
Province of Manitoba	4.400%	9/5/25	CAD	3,500	2,998
Province of Manitoba	4.400%	3/5/42	CAD	6,500	5,979
Province of Manitoba	4.600%	3/5/38	CAD	3,000	2,786
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,770
Province of Manitoba	4.700%	3/5/50	CAD	235	233
Province of Manitoba	4.750%	2/11/20	CAD	5,250	4,282
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,142
Province of New Brunswick	1.550%	5/4/22	CAD	98	74
Province of New Brunswick	2.350%	8/14/27	CAD	1,700	1,249
Province of New Brunswick	2.600%	8/14/26	CAD	10,000	7,577
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	3,926
Province of New Brunswick	3.100%	8/14/48	CAD	16,500	12,278
Province of New Brunswick	3.550%	6/3/43	CAD	3,000	2,410
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	8,979
Province of New Brunswick	3.800%	8/14/45	CAD	7,965	6,688
Province of New Brunswick	4.500%	6/2/20	CAD	2,000	1,632
Province of New Brunswick	4.550%	3/26/37	CAD	7,000	6,379

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Province of New Brunswick	4.800%	9/26/39	CAD	2,420	2,299
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	2,864
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,748
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	10,000	7,607
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	6,000	4,674
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	8,950	6,847
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	7,531	6,199
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,270	2,121
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	980
Province of Nova Scotia	2.100%	6/1/27	CAD	16,000	11,617
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,424
Province of Nova Scotia	3.500%	6/2/62	CAD	5,270	4,339
Province of Nova Scotia	4.100%	6/1/21	CAD	8,000	6,561
Province of Nova Scotia	4.150%	11/25/19	CAD	250	201
Province of Nova Scotia	4.400%	6/1/42	CAD	5,000	4,646
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	1,925
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,046
Province of Ontario	0.375%	6/14/24	EUR	4,200	5,020
Province of Ontario	0.875%	1/21/25	EUR	5,000	6,136
Province of Ontario	1.350%	3/8/22	CAD	42,500	31,863
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,519
Province of Ontario	2.100%	9/8/19	CAD	24,505	19,135
Province of Ontario	2.375%	5/7/20	CHF	1,100	1,174
Province of Ontario	2.400%	6/2/26	CAD	28,280	21,278
Province of Ontario	2.600%	9/8/23	CAD	19,200	14,952
Province of Ontario	2.600%	6/2/25	CAD	77,465	59,592
Province of Ontario	2.600%	6/2/27	CAD	35,500	26,903
Province of Ontario	2.800%	6/2/48	CAD	62,696	45,264
Province of Ontario	2.850%	6/2/23	CAD	35,090	27,670
Province of Ontario	2.900%	6/2/28	CAD	25,082	19,412
Province of Ontario	2.900%	12/2/46	CAD	55,467	40,877
Province of Ontario	2.900%	6/2/49	CAD	29,348	21,654
Province of Ontario	3.000%	9/28/20	EUR	7,750	10,089
Province of Ontario	3.150%	6/2/22	CAD	73,000	58,348
Province of Ontario	3.450%	6/2/45	CAD	61,735	50,336
Province of Ontario	3.500%	6/2/24	CAD	46,250	37,622
Province of Ontario	3.500%	6/2/43	CAD	44,000	36,090
Province of Ontario	4.000%	12/3/19	EUR	35,000	45,203
Province of Ontario	4.000%	6/2/21	CAD	23,470	19,195
Province of Ontario	4.200%	6/2/20	CAD	53,089	43,108
Province of Ontario	4.400%	6/2/19	CAD	30,000	24,011
Province of Ontario	4.600%	6/2/39	CAD	40,500	38,382
Province of Ontario	4.650%	6/2/41	CAD	54,175	52,254
Province of Ontario	4.700%	6/2/37	CAD	37,700	35,803
Province of Ontario	4.850%	6/2/20	CAD	10,000	8,221
Province of Ontario	5.600%	6/2/35	CAD	30,000	30,911
Province of Ontario	5.850%	3/8/33	CAD	22,850	23,583
Province of Ontario	6.200%	6/2/31	CAD	13,000	13,541
Province of Ontario	6.250%	9/29/20	AUD	9,535	7,791
Province of Ontario	6.500%	3/8/29	CAD	16,560	16,998
Province of Ontario	7.600%	6/2/27	CAD	15,000	15,974
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,389
Province of Quebec	0.875%	5/24/22	GBP	1,000	1,348
Province of Quebec	0.875%	1/15/25	EUR	17,100	20,988
Province of Quebec	0.875%	5/4/27	EUR	30,100	36,195

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Province of Quebec	1.650%	3/3/22	CAD	15,000	11,378
Province of Quebec	2.250%	7/17/23	EUR	12,500	16,559
Province of Quebec	2.375%	1/22/24	EUR	1,000	1,336
Province of Quebec	2.450%	3/1/23	CAD	2,000	1,556
Province of Quebec	2.500%	9/1/26	CAD	37,500	28,453
Province of Quebec	2.750%	9/1/25	CAD	28,480	22,143
Province of Quebec	2.750%	9/1/27	CAD	42,178	32,451
Province of Quebec	2.750%	9/1/28	CAD	3,995	3,058
Province of Quebec	3.000%	9/1/23	CAD	20,240	16,085
Province of Quebec	3.500%	12/1/22	CAD	22,220	18,051
Province of Quebec	3.500%	12/1/45	CAD	36,425	30,134
Province of Quebec	3.500%	12/1/48	CAD	49,000	40,804
Province of Quebec	3.750%	9/1/24	CAD	19,650	16,235
Province of Quebec	4.250%	12/1/21	CAD	30,000	24,881
Province of Quebec	4.250%	12/1/43	CAD	34,125	31,638
Province of Quebec	4.500%	12/1/19	CAD	13,000	10,542
Province of Quebec	4.500%	12/1/20	CAD	22,597	18,629
Province of Quebec	5.000%	12/1/38	CAD	16,900	16,837
Province of Quebec	5.000%	12/1/41	CAD	42,690	43,399
Province of Quebec	5.350%	6/1/25	CAD	5,000	4,518
Province of Quebec	5.750%	12/1/36	CAD	17,240	18,365
Province of Quebec	6.000%	10/1/29	CAD	15,000	15,053
Province of Quebec	6.250%	6/1/32	CAD	15,370	16,298
Province of Quebec	8.500%	4/1/26	CAD	10,000	10,837
Province of Quebec	9.375%	1/16/23	CAD	3,000	3,041
Province of Saskatchewan	2.550%	6/2/26	CAD	4,875	3,703
Province of Saskatchewan	2.650%	6/2/27	CAD	10,000	7,598
Province of Saskatchewan	2.750%	12/2/46	CAD	11,950	8,464
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,603
Province of Saskatchewan	3.300%	6/2/48	CAD	10,920	8,624
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	2,800
Province of Saskatchewan	3.750%	3/5/54	CAD	2,795	2,429
Province of Saskatchewan	3.900%	6/2/45	CAD	6,000	5,224
Province of Saskatchewan	4.750%	6/1/40	CAD	2,400	2,313
Province of Saskatchewan	5.000%	3/5/37	CAD	240	234
Province of Saskatchewan	5.750%	3/5/29	CAD	3,000	2,916
PSP Capital Inc.	1.730%	6/21/22	CAD	2,000	1,511
PSP Capital Inc.	2.090%	11/22/23	CAD	4,000	3,023
PSP Capital Inc.	3.290%	4/4/24	CAD	5,375	4,316
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,600	1,574
Regional Municipality of York	2.350%	6/9/27	CAD	5,000	3,666
Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,251
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,794
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,034
					4,496,581
Total Canada (Cost $5,815,924)					5,675,584
Chile (0.0%)
Sovereign Bonds (0.0%)
Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,875
1 Republic of Chile	1.440%	2/1/29	EUR	15,000	18,048
Republic of Chile	1.750%	1/20/26	EUR	100	126
Republic of Chile	1.875%	5/27/30	EUR	22,900	28,449
Total Chile (Cost $50,703)					50,498

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
China (0.1%)
Sovereign Bonds (0.1%)
China Development Bank	0.375%	11/16/21	EUR	21,900	26,265
China Development Bank	0.875%	1/24/24	EUR	1,600	1,893
China Development Bank Corp.	0.125%	11/3/19	EUR	600	723
China Development Bank Corp.	0.500%	6/1/21	EUR	22,800	27,551
Export-Import Bank of China	0.250%	12/2/19	EUR	30,000	36,199
Export-Import Bank of China	0.250%	3/14/20	EUR	100	121
Export-Import Bank of China	0.750%	6/8/22	EUR	2,840	3,433
Sinopec Group Overseas Development
2013 Ltd.	2.625%	10/17/20	EUR	2,350	2,995
Sinopec Group Overseas Development
2015 Ltd.	1.000%	4/28/22	EUR	1,000	1,222
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,852
Total China (Cost $96,641)					103,254
Czech Republic (0.2%)
Sovereign Bonds (0.2%)
CEZ AS	3.000%	6/5/28	EUR	500	669
CEZ AS	4.500%	6/29/20	EUR	550	727
CEZ AS	4.875%	4/16/25	EUR	3,500	5,251
CEZ AS	5.000%	10/19/21	EUR	2,000	2,796
Czech Republic	0.450%	10/25/23	CZK	390,910	17,717
Czech Republic	0.950%	5/15/30	CZK	150,000	6,309
Czech Republic	1.500%	10/29/19	CZK	450,000	21,528
Czech Republic	2.400%	9/17/25	CZK	250,000	12,550
Czech Republic	2.500%	8/25/28	CZK	370,000	18,726
Czech Republic	3.625%	4/14/21	EUR	3,000	4,020
Czech Republic	3.750%	9/12/20	CZK	489,910	24,732
Czech Republic	3.850%	9/29/21	CZK	350,000	18,239
Czech Republic	3.875%	5/24/22	EUR	2,000	2,784
Czech Republic	4.125%	3/18/20	EUR	7,000	9,136
Czech Republic	4.200%	12/4/36	CZK	150,000	9,034
Czech Republic	4.700%	9/12/22	CZK	130,000	7,111
Czech Republic	4.850%	11/26/57	CZK	80,000	5,612
Czech Republic	5.700%	5/25/24	CZK	220,000	13,142
Total Czech Republic (Cost $169,136)					180,083
Denmark (0.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
BRFkredit A/S	0.250%	4/1/21	EUR	10,800	13,128
BRFkredit A/S	0.250%	7/1/23	EUR	8,000	9,585
BRFkredit A/S	0.500%	10/1/26	EUR	13,500	15,769
Danske Bank A/S	0.125%	3/9/21	EUR	2,300	2,787
Danske Bank A/S	0.250%	6/4/20	EUR	3,800	4,627
Danske Bank A/S	0.375%	8/26/19	EUR	6,000	7,311
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	12,532
Danske Bank A/S	1.625%	2/28/20	EUR	5,000	6,239
Danske Bank A/S	3.750%	6/23/22	EUR	500	692
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,291
DLR Kredit A/S	1.000%	10/1/22	DKK	50,000	8,364
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	200,000	33,516
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	1,669	294
Nykredit Realkredit A/S	1.000%	7/1/21	DKK	285,000	47,542

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Nykredit Realkredit A/S	1.000%	1/1/22	DKK	738,000	123,568
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	231,486	37,454
					324,699
Corporate Bonds (0.2%)
AP Moller - Maersk A/S	1.750%	3/18/21	EUR	10,700	13,451
AP Moller - Maersk A/S	3.375%	8/28/19	EUR	2,000	2,524
AP Moller - Maersk A/S	4.000%	4/4/25	GBP	5,500	8,007
Carlsberg Breweries A/S	2.500%	5/28/24	EUR	7,000	9,175
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	3,735
Danske Bank A/S	0.125%	2/14/22	EUR	21,670	26,149
Danske Bank A/S	0.500%	5/6/21	EUR	6,000	7,323
1 Danske Bank A/S	2.750%	5/19/26	EUR	9,000	11,498
ISS Global A/S	1.125%	1/9/20	EUR	7,188	8,824
ISS Global A/S	1.125%	1/7/21	EUR	14,752	18,223
ISS Global A/S	1.500%	8/31/27	EUR	20,000	23,723
ISS Global A/S	2.125%	12/2/24	EUR	500	642
1 Jyske Bank A/S	2.250%	4/5/29	EUR	15,100	18,526
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/22	DKK	137,000	22,927
1 Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,500	9,659
TDC A/S	1.750%	2/27/27	EUR	5,600	6,723
TDC A/S	5.625%	2/23/23	GBP	3,100	4,769
					195,878
Sovereign Bonds (0.4%)
Kingdom of Denmark	0.500%	11/15/27	DKK	357,000	57,487
Kingdom of Denmark	1.500%	11/15/23	DKK	240,100	42,057
Kingdom of Denmark	1.750%	11/15/25	DKK	174,000	31,251
Kingdom of Denmark	3.000%	11/15/21	DKK	172,000	31,154
Kingdom of Denmark	4.000%	11/15/19	DKK	85,000	14,763
Kingdom of Denmark	4.500%	11/15/39	DKK	512,950	138,598
Kingdom of Denmark	7.000%	11/10/24	DKK	73,860	17,334
Kommunekredit	0.250%	10/9/20	EUR	3,000	3,666
Kommunekredit	0.250%	3/29/23	EUR	700	846
Kommunekredit	0.250%	2/16/24	EUR	2,000	2,394
Kommunekredit	0.750%	5/18/27	EUR	25,178	30,203
Orsted A/S	1.500%	11/26/29	EUR	20,089	24,109
Orsted A/S	4.875%	1/12/32	GBP	2,500	4,198
Orsted A/S	5.750%	4/9/40	GBP	4,000	7,825
1 Orsted A/S	6.250%	6/26/13	EUR	1,045	1,514
					407,399
Total Denmark (Cost $867,252)					927,976
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank Oyj	0.250%	11/26/20	EUR	10,000	12,193
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,709
Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	5,000	5,981
Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	13,000	15,392
Nordea Mortgage Bank plc	1.000%	11/5/24	EUR	5,900	7,327
Nordea Mortgage Bank plc	1.375%	1/15/20	EUR	11,400	14,152
Nordea Mortgage Bank plc	2.250%	5/3/19	EUR	4,350	5,389
Nordea Mortgage Bank plc	4.000%	2/10/21	EUR	11,000	14,787
OP Mortgage Bank	0.250%	3/13/24	EUR	10,000	11,941
OP Mortgage Bank	0.625%	9/4/22	EUR	22,700	27,922

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
OP Mortgage Bank	0.750%	6/11/19	EUR	10,000	12,221
OP Mortgage Bank	1.500%	3/17/21	EUR	10,000	12,620
					142,634
Corporate Bonds (0.0%)
Citycon Oyj	3.750%	6/24/20	EUR	500	647
Nordea Mortgage Bank plc	0.025%	1/24/22	EUR	10,000	12,042
Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	369
OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,226
OP Corporate Bank plc	0.875%	6/21/21	EUR	8,000	9,870
OP Corporate Bank plc	2.000%	3/3/21	EUR	3,000	3,821
OP Corporate Bank plc	2.500%	5/20/22	GBP	1,800	2,564
OP Mortgage Bank	0.250%	5/11/23	EUR	6,745	8,112
Sampo Oyj	1.000%	9/18/23	EUR	500	607
Sampo Oyj	1.500%	9/16/21	EUR	5,800	7,272
					46,530
Sovereign Bonds (0.6%)
6 Finnvera Oyj	0.625%	11/19/21	EUR	20,000	24,728
Fortum Oyj	2.250%	9/6/22	EUR	9,500	12,266
Fortum Oyj	4.000%	5/24/21	EUR	5,000	6,721
Municipality Finance plc	0.625%	11/26/26	EUR	5,000	6,008
Municipality Finance plc	0.750%	12/15/20	GBP	1,200	1,639
Municipality Finance plc	1.250%	2/23/33	EUR	10,000	12,139
2 Republic of Finland	0.000%	4/15/22	EUR	25,000	30,351
2 Republic of Finland	0.000%	9/15/23	EUR	33,250	39,924
2 Republic of Finland	0.375%	9/15/20	EUR	70,000	86,141
2 Republic of Finland	0.500%	4/15/26	EUR	15,000	18,132
Republic of Finland	0.500%	9/15/27	EUR	11,000	13,084
2 Republic of Finland	0.750%	4/15/31	EUR	39,700	46,724
2 Republic of Finland	0.875%	9/15/25	EUR	10,000	12,482
2 Republic of Finland	1.125%	4/15/34	EUR	25,000	30,270
2 Republic of Finland	1.375%	4/15/47	EUR	21,000	25,616
Republic of Finland	1.500%	12/19/19	GBP	1,950	2,709
2 Republic of Finland	1.500%	4/15/23	EUR	35,000	45,313
2 Republic of Finland	1.625%	12/15/20	GBP	4,000	5,588
2 Republic of Finland	1.625%	9/15/22	EUR	7,000	9,089
2 Republic of Finland	2.000%	4/15/24	EUR	28,850	38,545
2 Republic of Finland	2.625%	7/4/42	EUR	14,000	21,947
2 Republic of Finland	2.750%	7/4/28	EUR	11,228	16,256
2 Republic of Finland	3.375%	4/15/20	EUR	18,000	23,390
2 Republic of Finland	3.500%	4/15/21	EUR	13,000	17,481
2 Republic of Finland	4.000%	7/4/25	EUR	10,363	15,729
2 Republic of Finland	4.375%	7/4/19	EUR	14,000	17,893
					580,165
Total Finland (Cost $730,273)					769,329
France (11.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Arkea Home Loans SFH SA	4.500%	4/13/21	EUR	1,000	1,371
AXA Bank Europe SCF	1.875%	9/20/19	EUR	9,000	11,200
BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	6,180
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	9,371
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	9,444
BNP Paribas Home Loan SFH	3.750%	4/20/20	EUR	3,000	3,911

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
BNP Paribas Home Loan SFH SA	0.250%	9/2/21	EUR	10,500	12,792
BPCE SFH SA	0.375%	7/28/20	EUR	700	856
BPCE SFH SA	1.000%	2/24/25	EUR	13,500	16,729
BPCE SFH SA	1.500%	1/30/20	EUR	20,400	25,406
BPCE SFH SA	1.750%	6/27/24	EUR	20,000	25,972
BPCE SFH SA	2.125%	9/17/20	EUR	15,000	19,114
BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,691
BPCE SFH SA	3.750%	9/13/21	EUR	6,300	8,564
BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,169
Caisse de Refinancement de l’Habitat SA	1.375%	10/25/19	EUR	11,500	14,233
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,120	1,517
Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,092
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	13,057
Caisse de Refinancement de l’Habitat SA	3.500%	6/22/20	EUR	5,000	6,527
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,712
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	10,600	15,171
Caisse de Refinancement de l’Habitat SA	3.750%	2/19/20	EUR	15,000	19,428
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	7,210
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	19,870	27,872
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	10,105
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	18,733
Caisse Francaise de Financement Local	0.375%	9/16/19	EUR	3,000	3,658
Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	10,000	11,993
Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	23,100	27,350
Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	19,000	23,334
Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	10,000	11,872
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	12,200	15,178
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	584
Caisse Francaise de Financement Local	1.750%	7/16/20	EUR	10,000	12,600
Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	12,000	16,088
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	13,673
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	8,951	11,758
Caisse Francaise de Financement Local	4.250%	1/26/21	EUR	7,000	9,462
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,184
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	6,255
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	3,600	4,127
Cie de Financement Foncier SA	0.250%	3/16/22	EUR	16,000	19,411
Cie de Financement Foncier SA	0.325%	9/12/23	EUR	10,000	12,031
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	12,045
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	22,000	26,973
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	17,000	20,722
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	100	123
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,300	18,812
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,282
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,681
Cie de Financement Foncier SA	3.500%	11/5/20	EUR	19,400	25,577
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	7,019
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	25,300	37,888
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,394
Cie de Financement Foncier SA	4.375%	4/15/21	EUR	16,628	22,718
Cie de Financement Foncier SA	4.875%	5/25/21	EUR	16,544	22,990
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	2,350	4,160
Cie de Financement Foncier SA	5.750%	10/4/21	EUR	500	722
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	8,956

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Credit Agricole Home Loan SFH	0.625%	11/28/22	EUR	15,000	18,445
Credit Agricole Home Loan SFH	1.250%	3/24/31	EUR	8,000	9,696
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	8,400	10,508
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	7,500	10,045
Credit Agricole Home Loan SFH	4.000%	1/17/22	EUR	5,000	6,922
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	2,985
Credit Agricole Home Loan SFH SA	0.125%	8/28/20	EUR	200	243
Credit Agricole Home Loan SFH SA	0.375%	10/21/21	EUR	10,000	12,242
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	100	120
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	3,000	3,672
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	35,100	41,803
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	1,868
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	6,200	8,082
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	700	843
Credit Mutuel - CIC Home Loan SFH	0.500%	1/21/22	EUR	10,000	12,267
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	8,105
Credit Mutuel - CIC Home Loan SFH	2.500%	9/11/23	EUR	3,000	4,030
Credit Mutuel - CIC Home Loan SFH	4.125%	1/16/23	EUR	6,100	8,690
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/10/25	EUR	2,200	2,662
Credit Mutuel - CIC Home Loan SFH SA	0.750%	9/15/27	EUR	8,600	10,202
Credit Mutuel - CIC Home Loan SFH SA	0.875%	4/7/26	EUR	800	974
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/19/24	EUR	1,000	1,459
Credit Mutuel - CIC Home Loan SFH SA	4.375%	3/17/21	EUR	1,400	1,907
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	6,000	7,988
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	6,109
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,540
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,286
La Banque Postale Home Loan SFH	0.175%	4/22/22	EUR	5,000	6,057
La Banque Postale Home Loan SFH	2.375%	1/15/24	EUR	4,800	6,440
La Banque Postale Home Loan SFH SA	1.875%	9/11/20	EUR	6,200	7,859
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	6,609
Societe Generale SFH	1.625%	1/5/21	EUR	1,000	1,265
Societe Generale SFH	1.750%	3/5/20	EUR	3,000	3,759
Societe Generale SFH	2.000%	4/29/24	EUR	5,200	6,859
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	2,768
Societe Generale SFH SA	0.125%	2/27/20	EUR	1,000	1,217
					964,573
Corporate Bonds (2.0%)
Accor SA	1.250%	1/25/24	EUR	9,500	11,517
Accor SA	2.375%	9/17/23	EUR	2,300	2,973
Accor SA	2.625%	2/5/21	EUR	2,000	2,571
Air Liquide Finance SA	0.500%	6/13/22	EUR	1,300	1,583
Air Liquide Finance SA	1.250%	6/3/25	EUR	5,600	6,967
Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,222
Air Liquide Finance SA	2.125%	10/15/21	EUR	5,300	6,830
Air Liquide SA	2.375%	9/6/23	EUR	2,300	3,050
Airbus Finance BV	0.875%	5/13/26	EUR	800	950
Airbus Finance BV	1.375%	5/13/31	EUR	6,336	7,444
Airbus Finance BV	2.125%	10/29/29	EUR	700	907
Airbus Finance BV	2.375%	4/2/24	EUR	3,700	4,872
APRR SA	1.125%	1/15/21	EUR	12,200	15,110
APRR SA	1.125%	1/9/26	EUR	400	485
APRR SA	1.250%	1/6/27	EUR	800	972
APRR SA	1.500%	1/17/33	EUR	100	117

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
APRR SA	1.625%	1/13/32	EUR	8,700	10,436
APRR SA	1.875%	1/15/25	EUR	2,400	3,080
APRR SA	2.250%	1/16/20	EUR	2,000	2,509
Arkema SA	1.500%	4/20/27	EUR	17,200	20,968
Arkema SA	3.850%	4/30/20	EUR	9,500	12,357
Auchan Holding SA	1.750%	4/23/21	EUR	3,100	3,906
Auchan Holding SA	2.250%	4/6/23	EUR	6,000	7,770
Auchan Holding SA	2.375%	12/12/22	EUR	2,000	2,601
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	700	838
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,400	1,699
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	400	487
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,400	4,557
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	7,048
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,250	2,934
Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	147
AXA Bank Europe SCF	0.125%	3/14/22	EUR	1,000	1,207
AXA Bank Europe SCF	0.375%	3/23/23	EUR	1,000	1,210
AXA SA	1.125%	5/15/28	EUR	700	845
1 AXA SA	3.375%	7/6/47	EUR	10,650	13,480
AXA SA	3.875%	5/20/49	EUR	950	1,236
AXA SA	3.941%	11/29/49	EUR	9,480	12,381
1 AXA SA	5.125%	7/4/43	EUR	7,000	9,903
AXA SA	5.250%	4/16/40	EUR	2,350	3,095
1 AXA SA	5.625%	1/16/54	GBP	18,870	29,132
AXA SA	6.686%	7/29/49	GBP	1,800	2,898
AXA SA	6.772%	10/29/49	GBP	2,574	3,757
AXA SA	7.125%	12/15/20	GBP	6,290	9,830
Banque Federative du Credit Mutuel SA	0.250%	6/14/19	EUR	8,500	10,316
Banque Federative du Credit Mutuel SA	0.875%	6/8/20	GBP	3,500	4,767
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	1,100	1,355
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	10,200	12,769
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	1,600	1,920
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	11,200	14,040
Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	16,000	20,685
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	13,374
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,200	11,159
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	17,324	22,780
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	100	131
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	5,500	7,462
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	5,275
Banque Federative du Credit Mutuel SA	4.125%	7/20/20	EUR	100	132
BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,569
BNP Paribas SA	0.500%	6/1/22	EUR	5,000	6,069
BNP Paribas SA	1.000%	6/27/24	EUR	5,000	6,000
BNP Paribas SA	1.125%	8/16/22	GBP	4,000	5,362
BNP Paribas SA	1.125%	1/15/23	EUR	1,000	1,242
BNP Paribas SA	1.125%	10/10/23	EUR	20,000	24,391
BNP Paribas SA	1.125%	6/11/26	EUR	10,000	11,734
BNP Paribas SA	1.500%	11/17/25	EUR	25,000	30,461
BNP Paribas SA	1.500%	5/23/28	EUR	20,000	23,728
BNP Paribas SA	2.250%	1/13/21	EUR	12,500	15,990
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	4,668
BNP Paribas SA	2.375%	5/20/24	EUR	18,500	24,458
BNP Paribas SA	2.375%	2/17/25	EUR	5,000	6,340

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
1 BNP Paribas SA	2.625%	10/14/27	EUR	3,100	3,973
BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,685
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,757
1 BNP Paribas SA	2.875%	3/20/26	EUR	6,000	7,674
BNP Paribas SA	2.875%	10/1/26	EUR	4,700	6,106
Bouygues SA	1.375%	6/7/27	EUR	18,700	22,612
Bouygues SA	3.625%	1/16/23	EUR	2,500	3,440
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,182
Bouygues SA	4.500%	2/9/22	EUR	18,500	25,748
Bouygues SA	5.500%	10/6/26	GBP	3,100	5,190
BPCE SA	0.375%	10/5/23	EUR	10,000	11,872
BPCE SA	0.750%	1/22/20	EUR	1,500	1,838
BPCE SA	0.875%	1/31/24	EUR	10,000	11,949
BPCE SA	1.125%	1/18/23	EUR	1,000	1,225
BPCE SA	1.375%	5/22/19	EUR	5,000	6,138
BPCE SA	2.125%	3/17/21	EUR	9,100	11,622
1 BPCE SA	2.750%	7/8/26	EUR	9,000	11,530
BPCE SA	2.875%	1/16/24	EUR	8,500	11,509
BPCE SA	4.250%	2/6/23	EUR	100	142
BPCE SA	4.625%	7/18/23	EUR	1,500	2,127
BPCE SA	5.250%	4/16/29	GBP	3,000	4,859
BPCE SFH SA	0.375%	2/10/23	EUR	100	121
BPCE SFH SA	0.375%	2/21/24	EUR	12,700	15,247
BPCE SFH SA	0.875%	4/13/28	EUR	100	119
BPCE SFH SA	1.000%	6/8/29	EUR	4,600	5,474
Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	2,000	2,387
Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	13,100	15,604
Cap Gemini SA	1.750%	7/1/20	EUR	23,300	29,115
Cap Gemini SA	2.500%	7/1/23	EUR	6,000	7,860
Capgemini SE	0.500%	11/9/21	EUR	100	121
Carmila SA	2.125%	3/7/28	EUR	1,000	1,199
CARMILA SAS	2.375%	9/16/24	EUR	4,100	5,244
Carrefour SA	0.750%	4/26/24	EUR	8,100	9,545
Carrefour SA	1.250%	6/3/25	EUR	2,000	2,391
Carrefour SA	1.750%	5/22/19	EUR	6,900	8,492
Carrefour SA	4.000%	4/9/20	EUR	6,000	7,801
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	8,900	10,600
Cie de Saint-Gobain	0.000%	3/27/20	EUR	15,000	18,112
Cie de Saint-Gobain	1.000%	3/17/25	EUR	900	1,080
Cie Financiere et Industrielle des
Autoroutes SA	1.125%	10/13/27	EUR	1,000	1,191
1 CNP Assurances	4.250%	6/5/45	EUR	2,800	3,805
1 CNP Assurances	4.500%	6/10/47	EUR	17,500	24,231
1 CNP Assurances	6.000%	9/14/40	EUR	4,000	5,409
1 CNP Assurances	6.875%	9/30/41	EUR	500	718
1 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,575
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	6,770
Compagnie Financiere et Industrielle des
Autoroutes SA	5.000%	5/24/21	EUR	17,400	24,104
Credit Agricole Assurances SA	4.250%	1/29/49	EUR	2,000	2,603
Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,100	2,785
1 Credit Agricole Assurances SA	4.750%	9/27/48	EUR	30,000	41,609
Credit Agricole SA	0.443%	6/9/22	JPY	300,000	2,756
Credit Agricole SA	0.875%	1/19/22	EUR	12,000	14,782

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Credit Agricole SA	1.250%	4/14/26	EUR	100	122
Credit Agricole SA	1.875%	12/20/26	EUR	10,100	12,522
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	6,402
Credit Agricole SA	2.375%	5/20/24	EUR	2,000	2,635
Credit Agricole SA	2.625%	3/17/27	EUR	35,100	44,577
Credit Agricole SA	3.125%	7/17/23	EUR	700	952
Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,710
Credit Agricole SA	3.900%	4/19/21	EUR	100	133
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	5,143
Credit Mutuel - CIC Home Loan SFH SA	1.750%	6/19/24	EUR	30,000	38,922
Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,500	10,488
Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	21,500	25,863
Credit Mutuel Arkea SA	3.250%	6/1/26	EUR	100	130
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	24,700	32,065
Danone SA	0.167%	11/3/20	EUR	14,700	17,815
Danone SA	0.424%	11/3/22	EUR	6,300	7,602
Danone SA	1.208%	11/3/28	EUR	5,000	5,908
Danone SA	1.250%	5/30/24	EUR	200	248
Danone SA	1.375%	6/10/19	EUR	2,600	3,193
Danone SA	2.250%	11/15/21	EUR	2,000	2,575
Engie SA	0.875%	3/27/24	EUR	2,000	2,428
Engie SA	1.375%	5/19/20	EUR	7,000	8,690
Engie SA	1.500%	3/27/28	EUR	1,600	1,961
Engie SA	1.500%	3/13/35	EUR	3,000	3,464
Engie SA	2.000%	9/28/37	EUR	100	120
Engie SA	2.625%	7/20/22	EUR	800	1,058
Engie SA	3.000%	2/1/23	EUR	4,000	5,396
Engie SA	3.000%	6/29/49	EUR	2,400	2,969
Engie SA	3.875%	6/2/49	EUR	3,700	4,868
Engie SA	4.750%	7/29/49	EUR	6,000	8,090
Engie SA	5.000%	10/1/60	GBP	3,300	6,940
Engie SA	5.950%	3/16/11	EUR	6,172	12,555
Engie SA	7.000%	10/30/28	GBP	2,850	5,540
Eutelsat SA	2.625%	1/13/20	EUR	5,000	6,263
Fonciere Des Regions	1.875%	5/20/26	EUR	100	123
Gecina SA	1.000%	1/30/29	EUR	2,000	2,239
Gecina SA	1.375%	6/30/27	EUR	100	120
Gecina SA	1.375%	1/26/28	EUR	100	118
Gecina SA	1.500%	1/20/25	EUR	10,500	13,015
Gecina SA	2.000%	6/17/24	EUR	100	128
Holding d’Infrastructures de Transport SAS	1.625%	11/27/27	EUR	5,000	5,910
Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,100	5,232
Holding d’Infrastructures de Transport SAS	4.875%	10/27/21	EUR	1,700	2,377
ICADE	1.125%	11/17/25	EUR	10,600	12,583
ICADE	1.875%	9/14/22	EUR	100	127
ICADE	2.250%	4/16/21	EUR	5,000	6,373
Imerys SA	0.875%	3/31/22	EUR	600	735
Imerys SA	1.500%	1/15/27	EUR	1,100	1,319
Imerys SA	2.000%	12/10/24	EUR	600	761
Infra Park SAS	1.250%	10/16/20	EUR	8,000	9,974
JCDecaux SA	1.000%	6/1/23	EUR	10,000	12,252
Kering	0.875%	3/28/22	EUR	100	123
Klepierre	1.250%	9/29/31	EUR	200	226
Klepierre	1.875%	2/19/26	EUR	7,600	9,625

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Klepierre SA	1.000%	4/17/23	EUR	200	246
Klepierre SA	1.375%	2/16/27	EUR	1,200	1,455
Legrand SA	1.875%	7/6/32	EUR	1,000	1,250
Legrand SA	3.375%	4/19/22	EUR	300	406
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	10,077	12,194
LVMH Moet Hennessy Louis Vuitton SE	1.000%	9/24/21	EUR	2,000	2,481
LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	9,000	12,219
LVMH Moet Hennessy Louis Vuitton SE	1.250%	11/4/19	EUR	7,400	9,126
LVMH Moet Hennessy Louis Vuitton SE	1.750%	11/13/20	EUR	100	126
Mercialys SA	1.787%	3/31/23	EUR	5,100	6,355
Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	249
Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	128
Orange SA	0.875%	2/3/27	EUR	1,500	1,756
Orange SA	1.000%	5/12/25	EUR	10,100	12,224
Orange SA	1.375%	3/20/28	EUR	13,000	15,608
Orange SA	1.375%	1/16/30	EUR	400	469
Orange SA	1.500%	9/9/27	EUR	7,000	8,599
Orange SA	1.875%	10/2/19	EUR	10,100	12,542
Orange SA	2.500%	3/1/23	EUR	200	264
Orange SA	3.125%	1/9/24	EUR	8,000	10,914
Orange SA	3.375%	9/16/22	EUR	3,500	4,768
Orange SA	3.875%	4/9/20	EUR	100	130
Orange SA	4.000%	10/29/49	EUR	18,600	24,646
Orange SA	4.250%	2/28/49	EUR	5,000	6,434
Orange SA	5.000%	10/1/66	EUR	7,000	9,807
Orange SA	5.250%	12/5/25	GBP	2,400	3,979
Orange SA	5.250%	12/29/49	EUR	12,150	17,140
Orange SA	5.375%	11/22/50	GBP	3,650	7,078
Orange SA	5.625%	1/23/34	GBP	400	732
Orange SA	5.875%	2/28/49	GBP	6,600	10,069
Orange SA	7.250%	11/10/20	GBP	400	629
Orange SA	8.125%	11/20/28	GBP	1,000	2,058
Orange SA	8.125%	1/28/33	EUR	600	1,312
Pernod Ricard SA	1.500%	5/18/26	EUR	3,000	3,715
Pernod Ricard SA	2.000%	6/22/20	EUR	12,900	16,244
Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	12,393
Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	6,518
RCI Banque SA	0.500%	9/15/23	EUR	11,800	13,985
RCI Banque SA	0.625%	3/4/20	EUR	100	122
RCI Banque SA	0.625%	11/10/21	EUR	1,967	2,393
RCI Banque SA	0.750%	1/12/22	EUR	900	1,096
RCI Banque SA	0.750%	9/26/22	EUR	10,000	12,135
RCI Banque SA	1.000%	5/17/23	EUR	6,400	7,796
RCI Banque SA	1.125%	9/30/19	EUR	3,000	3,680
RCI Banque SA	1.375%	11/17/20	EUR	4,000	4,980
RCI Banque SA	1.375%	3/8/24	EUR	500	616
RCI Banque SA	1.625%	4/11/25	EUR	7,600	9,404
RCI Banque SA	1.875%	11/8/22	GBP	500	690
RCI Banque SA	2.250%	3/29/21	EUR	3,000	3,827
RCI Banque SA	3.000%	5/9/19	GBP	3,000	4,201
Renault SA	1.000%	11/28/25	EUR	700	827
Renault SA	3.125%	3/5/21	EUR	2,125	2,772
SANEF SA	0.950%	10/19/28	EUR	1,300	1,478
Sanofi	0.000%	1/13/20	EUR	1,000	1,210

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Sanofi	0.000%	9/13/22	EUR	5,000	5,957
Sanofi	0.500%	3/21/23	EUR	12,000	14,567
Sanofi	1.125%	4/5/28	EUR	10,400	12,537
Sanofi	1.375%	3/21/30	EUR	15,000	18,100
Sanofi	1.750%	9/10/26	EUR	7,000	8,986
Sanofi	1.875%	9/4/20	EUR	6,100	7,665
Sanofi	1.875%	3/21/38	EUR	7,000	8,539
Sanofi	2.500%	11/14/23	EUR	5,000	6,668
Sanofi	4.125%	10/11/19	EUR	11,000	14,107
Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,164
Schneider Electric SE	0.875%	3/11/25	EUR	2,500	3,020
Schneider Electric SE	2.500%	9/6/21	EUR	1,000	1,301
1 SCOR SE	3.000%	6/8/46	EUR	100	127
Societe Generale SA	0.448%	5/26/22	JPY	900,000	8,256
Societe Generale SA	0.750%	11/25/20	EUR	10,000	12,295
Societe Generale SA	1.000%	4/1/22	EUR	10,000	12,226
Societe Generale SA	2.250%	1/23/20	EUR	9,000	11,312
1 Societe Generale SA	2.500%	9/16/26	EUR	2,000	2,530
Societe Generale SA	4.000%	6/7/23	EUR	4,400	6,024
Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,502
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,366
Societe Generale SFH SA	0.500%	1/20/23	EUR	1,700	2,078
Sodexo SA	2.500%	6/24/26	EUR	600	796
Sogecap SA	4.125%	12/31/49	EUR	100	130
Suez	1.000%	4/3/25	EUR	6,300	7,638
Suez	1.625%	9/21/32	EUR	200	239
Suez	2.750%	10/9/23	EUR	3,000	4,048
Suez	3.000%	6/23/49	EUR	3,400	4,289
Suez	4.078%	5/17/21	EUR	2,000	2,705
Suez	4.125%	6/24/22	EUR	400	560
Suez	5.500%	7/22/24	EUR	7,700	12,009
TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	1,010
TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	27,739
Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,000	16,229
Total Capital Canada Ltd.	1.875%	7/9/20	EUR	8,200	10,318
Total Capital International SA	0.250%	7/12/23	EUR	100	119
Total Capital International SA	0.750%	7/12/28	EUR	10,000	11,515
Total Capital International SA	1.375%	3/19/25	EUR	5,500	6,891
Total Capital International SA	2.125%	11/19/21	EUR	3,300	4,267
Total Capital International SA	2.125%	3/15/23	EUR	4,000	5,226
Total Capital International SA	2.250%	6/9/22	GBP	1,500	2,133
Total Capital International SA	2.500%	3/25/26	EUR	100	135
Total Capital International SA	2.500%	3/25/26	EUR	2,000	2,698
Total Capital International SA	2.875%	11/19/25	EUR	4,100	5,670
Total Capital International SA	4.250%	11/26/21	AUD	2,798	2,203
Total SA	2.250%	12/29/49	EUR	9,000	11,226
Total SA	2.625%	12/29/49	EUR	6,000	7,459
Total SA	2.708%	12/31/49	EUR	13,000	16,452
Total SA	3.369%	12/31/49	EUR	7,100	9,125
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,719
Unibail-Rodamco SE	0.875%	2/21/25	EUR	1,000	1,203
Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	12,113
Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	717
Unibail-Rodamco SE	1.375%	4/15/30	EUR	13,500	15,819

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Unibail-Rodamco SE	1.500%	2/22/28	EUR	5,000	6,074
Unibail-Rodamco SE	2.000%	4/28/36	EUR	1,200	1,445
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,569
Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,890	2,508
Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	665
Valeo SA	0.625%	1/11/23	EUR	11,000	13,294
Valeo SA	1.625%	3/18/26	EUR	8,000	9,904
Veolia Environnement SA	0.314%	10/4/23	EUR	1,000	1,185
Veolia Environnement SA	1.590%	1/10/28	EUR	5,700	7,021
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	4,021
Veolia Environnement SA	4.625%	3/30/27	EUR	9,200	14,301
Veolia Environnement SA	6.125%	11/25/33	EUR	2,250	4,330
Veolia Environnement SA	6.125%	10/29/37	GBP	4,350	8,496
Vinci SA	3.375%	3/30/20	EUR	1,600	2,056
Vivendi SA	1.875%	5/26/26	EUR	400	506
					2,095,370
Sovereign Bonds (8.8%)
Aeroports de Paris	1.500%	7/24/23	EUR	5,000	6,310
Aeroports de Paris	1.500%	4/7/25	EUR	4,000	5,015
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,374
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,751
Agence Francaise de Developpement	0.125%	3/31/21	EUR	10,000	12,155
Agence Francaise de Developpement	0.250%	7/21/26	EUR	17,100	19,768
Agence Francaise de Developpement	1.250%	5/25/19	EUR	6,400	7,857
Agence Francaise de Developpement	1.375%	9/17/24	EUR	30,500	38,874
Agence Francaise de Developpement	2.125%	2/15/21	EUR	35,000	44,893
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	13,457
Agence Francaise de Developpement	3.750%	2/15/27	EUR	3,600	5,427
Bpifrance Financement SA	0.125%	11/25/20	EUR	15,000	18,261
Bpifrance Financement SA	0.500%	5/25/25	EUR	10,000	12,014
Bpifrance Financement SA	0.750%	10/25/21	EUR	47,600	59,052
Bpifrance Financement SA	0.750%	11/25/24	EUR	15,000	18,408
Bpifrance Financement SA	1.000%	10/25/19	EUR	5,000	6,154
Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	39,423
Caisse d’Amortissement de la Dette
Sociale	0.050%	11/25/20	EUR	94,000	114,417
7 Caisse d’Amortissement de la Dette
Sociale	0.125%	11/25/22	EUR	39,000	47,253
Caisse d’Amortissement de la Dette
Sociale	0.500%	5/25/23	EUR	90,000	110,552
Caisse d’Amortissement de la Dette
Sociale	1.125%	5/25/19	EUR	5,000	6,135
Caisse d’Amortissement de la Dette
Sociale	1.375%	11/25/24	EUR	15,000	19,283
Caisse d’Amortissement de la Dette
Sociale	2.375%	1/25/24	EUR	43,500	58,928
Caisse d’Amortissement de la Dette
Sociale	2.500%	10/25/22	EUR	3,000	4,024
Caisse d’Amortissement de la Dette
Sociale	3.750%	10/25/20	EUR	2,000	2,660
Caisse d’Amortissement de la Dette
Sociale	4.000%	10/25/19	EUR	12,700	16,338
Caisse d’Amortissement de la Dette
Sociale	4.000%	12/15/25	EUR	8,000	12,196

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Caisse d’Amortissement de la Dette
Sociale	4.125%	4/25/23	EUR	5,000	7,231
Caisse d’Amortissement de la Dette
Sociale	4.250%	4/25/20	EUR	3,000	3,956
Caisse d’Amortissement de la Dette
Sociale	4.375%	10/25/21	EUR	8,000	11,195
Caisse des Depots et Consignations	1.500%	12/23/19	GBP	5,000	6,946
Coentreprise de Transport d’Electricite SA	2.125%	7/29/32	EUR	15,000	18,560
4 Dexia Credit Local SA	0.625%	2/3/24	EUR	63,000	76,799
4 Dexia Credit Local SA	1.000%	10/18/27	EUR	200	242
4 Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	10,223
Electricite de France SA	1.000%	10/13/26	EUR	21,100	24,776
Electricite de France SA	1.875%	10/13/36	EUR	10,200	11,147
Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,998
Electricite de France SA	2.750%	3/10/23	EUR	5,900	7,848
Electricite de France SA	3.875%	1/18/22	EUR	3,000	4,100
Electricite de France SA	4.000%	11/12/25	EUR	2,150	3,122
Electricite de France SA	4.125%	3/25/27	EUR	4,000	5,884
Electricite de France SA	4.125%	1/29/49	EUR	5,900	7,575
Electricite de France SA	4.250%	12/29/49	EUR	4,000	5,086
Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,101
Electricite de France SA	4.625%	9/11/24	EUR	5,000	7,400
Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,906
Electricite de France SA	5.125%	9/22/50	GBP	1,800	3,079
Electricite de France SA	5.375%	5/29/20	EUR	13,600	18,287
Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,551
Electricite de France SA	5.500%	3/27/37	GBP	2,800	4,803
Electricite de France SA	5.500%	10/17/41	GBP	6,100	10,690
Electricite de France SA	5.625%	2/21/33	EUR	4,000	6,859
Electricite de France SA	5.875%	7/18/31	GBP	15,100	26,747
Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,500
Electricite de France SA	6.000%	12/29/49	GBP	3,800	5,476
Electricite de France SA	6.000%	1/23/14	GBP	6,200	11,592
Electricite de France SA	6.250%	1/25/21	EUR	7,200	10,163
French Republic	0.000%	5/25/20	EUR	233,000	284,078
French Republic	0.000%	5/25/21	EUR	101,000	123,103
French Republic	0.000%	5/25/22	EUR	160,000	194,162
French Republic	0.000%	3/25/23	EUR	150,000	180,725
French Republic	0.250%	11/25/20	EUR	366,000	449,442
French Republic	0.250%	11/25/26	EUR	150,000	176,195
French Republic	0.500%	11/25/19	EUR	113,000	138,674
French Republic	0.500%	5/25/25	EUR	141,500	172,445
French Republic	0.500%	5/25/26	EUR	195,000	235,184
French Republic	0.750%	5/25/28	EUR	285,000	342,919
French Republic	1.000%	5/25/19	EUR	200,850	246,552
French Republic	1.000%	11/25/25	EUR	35,000	44,009
French Republic	1.000%	5/25/27	EUR	551,100	685,657
French Republic	1.250%	5/25/34	EUR	64,000	77,863
2 French Republic	1.250%	5/25/36	EUR	105,000	125,980
French Republic	1.500%	5/25/31	EUR	236,000	301,095
French Republic	1.750%	5/25/23	EUR	266,000	348,859
French Republic	1.750%	11/25/24	EUR	149,641	197,822
2 French Republic	1.750%	6/25/39	EUR	32,550	41,922
2 French Republic	1.750%	5/25/66	EUR	90,800	108,298

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 French Republic	2.000%	5/25/48	EUR	28,210	37,061
French Republic	2.250%	10/25/22	EUR	211,000	281,249
French Republic	2.250%	5/25/24	EUR	85,000	115,227
French Republic	2.500%	10/25/20	EUR	228,000	295,448
French Republic	2.500%	5/25/30	EUR	70,500	100,227
French Republic	2.750%	10/25/27	EUR	81,950	117,797
French Republic	3.000%	4/25/22	EUR	109,500	148,909
French Republic	3.250%	10/25/21	EUR	89,400	121,143
French Republic	3.250%	5/25/45	EUR	153,300	254,697
French Republic	3.500%	4/25/20	EUR	100,000	130,332
French Republic	3.500%	4/25/26	EUR	112,000	167,506
French Republic	3.750%	10/25/19	EUR	90,000	115,620
French Republic	3.750%	4/25/21	EUR	71,000	96,251
French Republic	4.000%	10/25/38	EUR	132,000	236,144
French Republic	4.000%	4/25/55	EUR	47,700	93,995
French Republic	4.000%	4/25/60	EUR	32,750	66,246
French Republic	4.250%	10/25/23	EUR	110,000	162,996
French Republic	4.500%	4/25/41	EUR	158,500	307,944
French Republic	4.750%	4/25/35	EUR	61,300	114,903
French Republic	5.500%	4/25/29	EUR	66,000	118,856
French Republic	5.750%	10/25/32	EUR	76,500	150,839
French Republic	6.000%	10/25/25	EUR	55,000	94,073
French Republic	8.250%	4/25/22	EUR	14,000	22,589
1 La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,544
La Banque Postale SA	3.000%	6/9/28	EUR	2,000	2,602
La Poste SA	1.125%	6/4/25	EUR	10,000	12,294
La Poste SA	2.750%	11/26/24	EUR	4,200	5,709
Regie Autonome des Transports Parisiens	2.625%	11/6/19	CHF	3,000	3,171
Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,915
Region of Ile de France	1.375%	3/14/29	EUR	100	126
Region of Ile de France	2.250%	6/10/23	EUR	900	1,199
Region of Ile de France	3.625%	3/27/24	EUR	13,300	19,071
RTE Reseau de Transport d’Electricite SA	2.000%	4/18/36	EUR	500	618
RTE Reseau de Transport d’Electricite SA	2.125%	9/20/19	EUR	400	498
RTE Reseau de Transport d’Electricite SA	2.750%	6/20/29	EUR	2,400	3,303
RTE Reseau de Transport d’Electricite SA	4.125%	2/3/21	EUR	1,400	1,881
SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	14,756
SA de Gestion de Stocks de Securite	1.750%	10/22/19	EUR	5,000	6,220
SNCF Mobilities EPIC	4.125%	2/19/25	EUR	700	1,046
SNCF Mobilities EPIC	4.875%	6/12/23	EUR	4,000	5,945
SNCF Reseau	1.125%	5/25/30	EUR	28,100	33,707
SNCF Reseau	1.500%	5/29/37	EUR	18,000	21,491
SNCF Reseau	3.125%	10/25/28	EUR	7,000	10,270
SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,332
SNCF Reseau	4.375%	6/2/22	EUR	15,000	21,279
SNCF Reseau	4.830%	3/25/60	GBP	1,000	2,290
SNCF Reseau	5.000%	10/10/33	EUR	10,500	19,071
SNCF Reseau	5.000%	3/11/52	GBP	3,500	7,680
SNCF Reseau	5.250%	12/7/28	GBP	17,000	30,234
SNCF Reseau	5.250%	1/31/35	GBP	1,400	2,685
SNCF Reseau	5.500%	12/1/21	GBP	5,000	7,871
SNCF Reseau	6.000%	10/12/20	EUR	9,000	12,533
SNCF Reseau EPIC	0.100%	5/27/21	EUR	28,000	33,987
SNCF Reseau EPIC	1.000%	11/9/31	EUR	15,000	17,520

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
SNCF Reseau EPIC	2.250%	12/20/47	EUR	1,500	1,967
7 SNCF Reseau EPIC	2.625%	12/29/25	EUR	3,000	4,146
Societe Nationale des Chemins de Fer
Francais	3.625%	6/3/20	EUR	3,711	4,844
7 UNEDIC	0.000%	11/25/20	EUR	9,000	10,926
UNEDIC	0.040%	5/25/19	EUR	18,000	21,821
7 UNEDIC	0.625%	2/17/25	EUR	10,000	12,244
7 UNEDIC	0.625%	3/3/26	EUR	10,000	12,143
7 UNEDIC	0.875%	10/25/22	EUR	22,200	27,776
7 UNEDIC	1.250%	5/29/20	EUR	5,000	6,234
7 UNEDIC	1.250%	10/21/27	EUR	1,500	1,895
7 UNEDIC	1.500%	4/16/21	EUR	36,000	45,651
7 UNEDIC	2.250%	4/5/23	EUR	7,000	9,320
UNEDIC	2.375%	5/25/24	EUR	3,000	4,068
UNEDIC ASSEO	0.125%	11/25/24	EUR	25,000	29,685
UNEDIC ASSEO	0.250%	11/24/23	EUR	30,000	36,267
					9,403,692
Total France (Cost $11,665,471)					12,463,635
Germany (9.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
Bayerische Landesbank	0.350%	12/1/22	EUR	5,000	6,089
Bayerische Landesbank	1.000%	7/9/21	EUR	250	312
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,451
Bayerische Landesbank	2.000%	7/11/22	EUR	700	913
Berlin Hyp AG	0.125%	10/22/20	EUR	5,000	6,087
Berlin Hyp AG	0.125%	10/23/23	EUR	500	597
Berlin Hyp AG	0.125%	1/5/24	EUR	10,000	11,932
Berlin Hyp AG	0.375%	5/3/24	EUR	1,100	1,328
Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	7,542
Commerzbank AG	0.250%	1/26/22	EUR	4,000	4,870
Commerzbank AG	0.375%	9/30/19	EUR	10,000	12,197
Commerzbank AG	0.500%	6/9/26	EUR	15,000	17,807
Commerzbank AG	0.875%	9/8/25	EUR	10,100	12,429
Commerzbank AG	4.125%	4/7/21	EUR	4,500	6,111
Commerzbank AG	4.375%	7/2/19	EUR	4,500	5,733
Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	11,103
Deutsche Bank AG	0.250%	8/31/28	EUR	5,000	5,575
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,504
Deutsche Genossenschafts-
Hypothekenbank AG	0.125%	9/30/22	EUR	13,000	15,674
Deutsche Genossenschafts-
Hypothekenbank AG	0.375%	3/31/26	EUR	5,900	6,955
Deutsche Genossenschafts-
Hypothekenbank AG	0.500%	9/30/26	EUR	10,000	11,842
Deutsche Hypothekenbank AG	0.125%	4/20/22	EUR	5,000	6,045
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,875
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,500	1,761
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,000	1,292
Deutsche Pfandbriefbank AG	0.050%	8/9/21	EUR	1,000	1,211
Deutsche Pfandbriefbank AG	0.125%	11/27/20	EUR	10,000	12,168
Deutsche Pfandbriefbank AG	0.200%	3/1/22	EUR	5,450	6,614
Deutsche Pfandbriefbank AG	0.250%	7/30/20	EUR	5,500	6,710
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,100	5,116

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	5,900	8,212
Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	10,000	12,897
Deutsche Pfandbriefbank AG	2.125%	6/3/19	EUR	1,550	1,922
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,100	8,305
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	6,463
Dexia Kommunalbank Deutschland AG	0.050%	9/8/21	EUR	18,300	22,058
Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	10,086
8 German Postal Pensions
Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	4,186
HSH Nordbank AG	0.375%	4/27/23	EUR	9,208	11,029
HSH Nordbank AG	0.625%	7/17/19	EUR	5,000	6,095
Landesbank Hessen-Thueringen
Girozentrale	0.100%	3/4/20	EUR	5,000	6,084
Landesbank Hessen-Thueringen
Girozentrale	0.125%	11/21/22	EUR	22,500	27,120
Landesbank Hessen-Thueringen
Girozentrale	1.125%	5/27/21	EUR	10,000	12,538
Landesbank Hessen-Thueringen
Girozentrale	1.875%	6/26/23	EUR	800	1,046
LBBW	0.125%	2/21/22	EUR	5,000	6,061
Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	18,930
Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	1,000	1,290
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	7,750	10,760
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	5,273
UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	6,085
UniCredit Bank AG	1.875%	9/12/22	EUR	500	649
UniCredit Bank AG	1.875%	4/9/24	EUR	5,100	6,694
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.375%	6/6/25	EUR	2,000	2,384
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,894
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.625%	8/30/27	EUR	15,000	17,814
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.750%	2/2/26	EUR	10,000	12,183
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.875%	1/18/30	EUR	12,200	14,339
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	3,107
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	2.500%	3/29/22	EUR	10,400	13,759
					460,106
Corporate Bonds (1.4%)
ADO Properties SA	1.500%	7/26/24	EUR	3,400	4,082
Allianz Finance II BV	1.375%	4/21/31	EUR	12,500	14,972
Allianz Finance II BV	3.000%	3/13/28	EUR	2,500	3,557
Allianz Finance II BV	3.500%	2/14/22	EUR	8,500	11,511
Allianz Finance II BV	4.500%	3/13/43	GBP	2,600	4,779
Allianz Finance II BV	4.750%	7/22/19	EUR	400	512
1 Allianz Finance II BV	5.750%	7/8/41	EUR	34,800	48,505
1 Allianz SE	2.241%	7/7/45	EUR	6,400	7,874
1 Allianz SE	3.099%	7/6/47	EUR	2,100	2,685
Allianz SE	3.250%	2/28/49	CHF	1,000	1,035
Allianz SE	3.375%	9/29/49	EUR	3,400	4,386

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Allianz SE	4.750%	10/29/49	EUR	7,500	10,380
1 Allianz SE	5.625%	10/17/42	EUR	2,000	2,888
alstria office REIT-AG	2.125%	4/12/23	EUR	200	256
Aroundtown SA	1.000%	1/7/25	EUR	500	578
Aroundtown SA	1.625%	1/31/28	EUR	1,100	1,258
Aroundtown SA	1.875%	1/19/26	EUR	16,100	19,355
ATF Netherlands BV	1.500%	7/15/24	EUR	26,800	32,347
BASF SE	0.875%	10/6/23	GBP	500	665
BASF SE	0.875%	10/6/31	EUR	600	674
BASF SE	1.750%	3/11/25	GBP	800	1,095
BASF SE	1.875%	2/4/21	EUR	5,000	6,354
BASF SE	2.000%	12/5/22	EUR	9,600	12,502
Bayer AG	1.875%	1/25/21	EUR	3,000	3,788
1 Bayer AG	3.000%	7/1/75	EUR	2,000	2,513
1 Bayer AG	3.750%	7/1/74	EUR	5,754	7,503
Bayer Capital Corp. BV	1.250%	11/13/23	EUR	500	628
Berlin Hyp AG	1.125%	10/25/27	EUR	100	117
Berlin Hyp AG	1.250%	1/22/25	EUR	400	491
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	800	1,027
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,851
1 Bertelsmann SE & Co. KGaA	3.000%	4/23/75	EUR	100	126
1 Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,727
BMW Finance NV	0.125%	1/12/21	EUR	5,100	6,169
BMW Finance NV	0.375%	7/10/23	EUR	10,000	11,954
BMW Finance NV	0.750%	7/12/24	EUR	100	121
BMW Finance NV	0.875%	11/17/20	EUR	800	987
BMW Finance NV	0.875%	8/16/22	GBP	2,400	3,203
BMW Finance NV	0.875%	4/3/25	EUR	8,500	10,249
BMW Finance NV	1.125%	1/10/28	EUR	9,564	11,382
BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,253
BMW Finance NV	1.875%	6/29/20	GBP	200	278
BMW Finance NV	2.000%	9/4/20	EUR	4,000	5,055
BMW International Investment BV	1.000%	11/17/21	GBP	2,500	3,377
BMW US Capital LLC	0.625%	4/20/22	EUR	16,210	19,821
BMW US Capital LLC	1.000%	4/20/27	EUR	300	358
Brenntag Finance BV	1.125%	9/27/25	EUR	700	837
Commerzbank AG	0.125%	12/15/26	EUR	1,800	2,058
Commerzbank AG	0.625%	8/24/27	EUR	1,100	1,303
Commerzbank AG	1.500%	9/21/22	EUR	5,000	6,275
Commerzbank AG	4.000%	9/16/20	EUR	2,500	3,294
Commerzbank AG	4.000%	3/23/26	EUR	7,050	9,464
Continental AG	3.125%	9/9/20	EUR	4,600	5,945
Covestro AG	1.750%	9/25/24	EUR	10,000	12,685
Daimler AG	0.250%	5/11/20	EUR	8,200	9,953
Daimler AG	0.500%	9/9/19	EUR	1,200	1,461
Daimler AG	0.625%	3/5/20	EUR	10,000	12,223
Daimler AG	0.875%	1/12/21	EUR	17,900	22,073
Daimler AG	1.000%	12/20/19	GBP	2,200	3,017
Daimler AG	1.000%	11/15/27	EUR	300	351
Daimler AG	1.375%	5/11/28	EUR	7,100	8,515
Daimler AG	1.400%	1/12/24	EUR	8,570	10,726
Daimler AG	1.500%	1/13/22	GBP	2,500	3,437
Daimler AG	2.000%	4/7/20	EUR	400	502
Daimler AG	2.000%	6/25/21	EUR	600	766

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Daimler AG	2.125%	7/3/37	EUR	10,800	13,000
Daimler AG	2.250%	1/24/22	EUR	1,750	2,267
Daimler AG	2.375%	9/12/22	EUR	7,000	9,172
Daimler AG	2.375%	3/8/23	EUR	2,500	3,302
Daimler AG	2.750%	12/4/20	GBP	4,500	6,405
Daimler Canada Finance Inc.	1.910%	7/8/21	CAD	5,000	3,785
Daimler International Finance BV	3.500%	6/6/19	GBP	3,000	4,233
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	700	839
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	4,837
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	11,116
Deutsche Bank AG	1.250%	9/8/21	EUR	11,200	13,736
Deutsche Bank AG	1.875%	2/28/20	GBP	6,900	9,475
Deutsche Bank AG	2.375%	1/11/23	EUR	14,600	18,481
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	5,287
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	661
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	18,123
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	700	836
Deutsche Kreditbank AG	0.625%	6/8/21	EUR	15,100	18,438
Deutsche Pfandbriefbank AG	1.125%	4/27/20	EUR	5,580	6,855
Deutsche Pfandbriefbank AG	1.500%	9/17/19	EUR	15,184	18,690
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,703
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,746
Deutsche Telekom International
Finance BV	0.250%	4/19/21	EUR	5,800	7,023
Deutsche Telekom International
Finance BV	0.375%	10/30/21	EUR	17,000	20,605
Deutsche Telekom International
Finance BV	0.625%	4/3/23	EUR	12,000	14,484
Deutsche Telekom International
Finance BV	1.250%	10/6/23	GBP	115	154
Deutsche Telekom International
Finance BV	1.500%	4/3/28	EUR	10,400	12,505
Deutsche Telekom International
Finance BV	2.000%	10/30/19	EUR	100	125
Deutsche Telekom International
Finance BV	2.125%	1/18/21	EUR	14,500	18,460
Deutsche Telekom International
Finance BV	2.750%	10/24/24	EUR	2,000	2,701
Deutsche Telekom International
Finance BV	3.250%	1/17/28	EUR	100	140
Deutsche Telekom International
Finance BV	4.250%	7/13/22	EUR	3,000	4,208
Deutsche Telekom International
Finance BV	4.875%	4/22/25	EUR	8,500	13,008
Deutsche Telekom International
Finance BV	6.500%	4/8/22	GBP	10,400	16,943
Deutsche Telekom International
Finance BV	7.500%	1/24/33	EUR	400	818
Deutsche Telekom International
Finance BV	8.875%	11/27/28	GBP	900	1,929
DVB Bank SE	0.875%	4/9/21	EUR	400	484
DVB Bank SE	1.000%	4/25/22	EUR	2,000	2,407
DVB Bank SE	1.250%	4/22/20	EUR	9,900	12,114
DVB Bank SE	1.250%	9/15/21	EUR	6,600	8,048

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
DVB Bank SE	1.250%	6/16/23	EUR	22,100	26,544
E.ON International Finance BV	5.750%	5/7/20	EUR	10,000	13,484
E.ON International Finance BV	5.875%	10/30/37	GBP	8,950	16,877
E.ON International Finance BV	6.000%	10/30/19	GBP	6,800	10,010
E.ON International Finance BV	6.375%	6/7/32	GBP	9,900	18,678
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	2,089
E.ON SE	0.375%	8/23/21	EUR	7,000	8,493
E.ON SE	1.625%	5/22/29	EUR	5,000	6,024
Eurogrid GmbH	1.875%	6/10/25	EUR	3,000	3,812
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,319
Evonik Finance BV	0.000%	3/8/21	EUR	300	361
Evonik Finance BV	0.750%	9/7/28	EUR	5,100	5,696
Evonik Industries AG	1.875%	4/8/20	EUR	1,100	1,377
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	3,000	3,722
Fresenius SE & Co. KGaA	0.875%	1/31/22	EUR	2,800	3,426
Fresenius SE & Co. KGaA	2.125%	2/1/27	EUR	6,800	8,540
Fresenius SE & Co. KGaA	3.000%	1/30/32	EUR	906	1,166
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	8,800	12,276
Grand City Properties SA	1.375%	8/3/26	EUR	100	118
Grand City Properties SA	1.500%	4/17/25	EUR	13,200	16,026
1 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,300	3,270
1 Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,702
Hannover Rueck SE	3.375%	12/31/49	EUR	100	130
HeidelbergCement AG	2.250%	3/30/23	EUR	18,000	23,217
HeidelbergCement AG	2.250%	6/3/24	EUR	10,700	13,750
HeidelbergCement Finance
Luxembourg SA	0.500%	1/18/21	EUR	8,000	9,746
HeidelbergCement Finance
Luxembourg SA	1.500%	6/14/27	EUR	400	475
HeidelbergCement Finance
Luxembourg SA	1.625%	4/7/26	EUR	2,700	3,289
HeidelbergCement Finance
Luxembourg SA	7.500%	4/3/20	EUR	2,000	2,759
HELLA Finance International BV	1.000%	5/17/24	EUR	700	850
Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	13,779	18,563
innogy Finance BV	1.000%	4/13/25	EUR	10,000	12,051
innogy Finance BV	1.500%	7/31/29	EUR	23,400	27,297
innogy Finance BV	1.875%	1/30/20	EUR	11,900	14,829
innogy Finance BV	4.750%	1/31/34	GBP	5,400	8,843
innogy Finance BV	5.500%	7/6/22	GBP	100	158
innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,285
innogy Finance BV	6.250%	6/3/30	GBP	15,300	27,829
innogy Finance BV	6.500%	4/20/21	GBP	8,850	13,886
LANXESS AG	0.250%	10/7/21	EUR	615	742
LANXESS AG	1.000%	10/7/26	EUR	8,215	9,574
LANXESS AG	2.625%	11/21/22	EUR	300	396
LEG Immobilien AG	1.250%	1/23/24	EUR	800	973
Linde AG	1.750%	9/17/20	EUR	5,000	6,298
Linde AG	2.000%	4/18/23	EUR	2,500	3,266
Linde Finance BV	0.250%	1/18/22	EUR	7,200	8,733
Linde Finance BV	1.750%	6/11/19	EUR	8,000	9,868
Linde Finance BV	3.875%	6/1/21	EUR	400	541
Merck Financial Services GmbH	0.750%	9/2/19	EUR	7,000	8,529
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,311

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
1 Merck KGaA	2.625%	12/12/74	EUR	2,000	2,529
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	595
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	12,000	14,289
1 Muenchener Rueckversicherungs
Gesellschaft AG in Muenchen	6.625%	5/26/42	GBP	3,500	5,599
1 Muenchener Rueckversicherungs
Gesellschaft In Muenchen AG	6.000%	5/26/41	EUR	500	700
1 Muenchener Rueckversicherungs
Gesellschaft In Muenchen AG	6.250%	5/26/42	EUR	11,800	17,184
O2 Telefonica Deutschland
Finanzierungs GmbH	2.375%	2/10/21	EUR	700	892
Robert Bosch GmbH	1.750%	7/8/24	EUR	200	258
SAP SE	1.125%	2/20/23	EUR	1,000	1,253
SAP SE	1.750%	2/22/27	EUR	5,000	6,435
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	4,974
Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	7,598
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,455
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	705
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	4,933
Talanx AG	2.500%	7/23/26	EUR	2,000	2,691
1 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	307
TLG Immobilien AG	1.375%	11/27/24	EUR	300	359
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	1,885
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,376
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	7,500	10,224
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	11,100	13,308
Volkswagen Financial Services AG	0.750%	10/14/21	EUR	800	977
Volkswagen Financial Services NV	1.500%	4/12/21	GBP	3,000	4,104
Volkswagen Financial Services NV	1.625%	6/9/22	GBP	200	274
Volkswagen Financial Services NV	1.750%	4/17/20	GBP	4,984	6,892
Volkswagen Financial Services NV	2.625%	7/22/19	GBP	500	699
Volkswagen Financial Services NV	2.750%	10/2/20	GBP	1,170	1,656
Volkswagen International Finance NV	0.500%	3/30/21	EUR	3,200	3,887
Volkswagen International Finance NV	0.875%	1/16/23	EUR	10,950	13,326
Volkswagen International Finance NV	1.125%	10/2/23	EUR	11,000	13,412
Volkswagen International Finance NV	1.875%	3/30/27	EUR	12,200	14,963
Volkswagen International Finance NV	2.000%	1/14/20	EUR	1,000	1,248
Volkswagen International Finance NV	2.000%	3/26/21	EUR	3,300	4,185
1 Volkswagen International Finance NV	2.700%	12/14/65	EUR	11,500	14,249
Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,000	12,173
Volkswagen International Finance NV	3.875%	12/31/49	EUR	10,000	12,517
Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,670
Volkswagen International Finance NV	5.125%	12/31/49	EUR	4,100	5,660
Volkswagen Leasing GmbH	0.250%	10/5/20	EUR	1,000	1,210
Volkswagen Leasing GmbH	0.750%	8/11/20	EUR	12,000	14,688
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	10,500	12,698
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	1,200	1,459
Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,000	11,513
Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	10,000	12,924
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	2,000	2,625
Vonovia Finance BV	0.875%	3/30/20	EUR	50	61
Vonovia Finance BV	1.500%	3/31/25	EUR	10,000	12,231
Vonovia Finance BV	1.500%	1/14/28	EUR	300	352
Vonovia Finance BV	2.250%	12/15/23	EUR	12,700	16,398

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Vonovia Finance BV	3.125%	7/25/19	EUR	8,900	11,172
Vonovia Finance BV	3.625%	10/8/21	EUR	3,100	4,166
Vonovia Finance BV	4.000%	12/29/49	EUR	2,000	2,613
1 Vonovia Finance BV	4.625%	4/8/74	EUR	3,000	3,749
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.100%	8/31/26	EUR	1,000	1,149
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	5,168
					1,437,071
Sovereign Bonds (8.1%)
Bayerische Landesbank	1.250%	12/20/21	GBP	2,700	3,690
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,905
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,290	8,180
8 Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	6,291
Deutsche Bahn Finance BV	0.000%	7/19/21	EUR	30,000	36,156
Deutsche Bahn Finance BV	1.250%	10/23/25	EUR	2,500	3,138
Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,094
Deutsche Bahn Finance BV	2.500%	9/12/23	EUR	18,500	24,815
Deutsche Bahn Finance BV	2.750%	3/19/29	EUR	3,500	4,933
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,532
Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	753
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	2,699
Deutsche Bahn Finance BV	3.750%	7/9/25	EUR	5,919	8,709
Deutsche Bahn Finance GMBH	2.750%	6/20/22	GBP	1,600	2,323
1 EnBW Energie Baden-Wuerttemberg AG	3.375%	4/5/77	EUR	1,800	2,313
1 EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	4,499
EnBW International Finance BV	2.500%	6/4/26	EUR	2,000	2,691
EnBW International Finance BV	6.125%	7/7/39	EUR	2,285	4,589
EWE AG	4.125%	11/4/20	EUR	2,000	2,658
Federal Republic of Germany	0.000%	4/17/20	EUR	150,000	183,183
Federal Republic of Germany	0.000%	4/9/21	EUR	242,800	296,906
Federal Republic of Germany	0.000%	10/8/21	EUR	50,000	61,081
Federal Republic of Germany	0.000%	4/8/22	EUR	175,000	213,444
Federal Republic of Germany	0.000%	10/7/22	EUR	205,000	249,323
Federal Republic of Germany	0.000%	4/14/23	EUR	200,000	242,206
Federal Republic of Germany	0.000%	8/15/26	EUR	18,000	21,059
Federal Republic of Germany	0.250%	10/11/19	EUR	142,500	174,257
Federal Republic of Germany	0.250%	10/16/20	EUR	140,000	172,229
Federal Republic of Germany	0.250%	2/15/27	EUR	94,400	112,251
Federal Republic of Germany	0.500%	2/15/25	EUR	12,000	14,788
Federal Republic of Germany	0.500%	2/15/26	EUR	108,000	132,228
Federal Republic of Germany	0.500%	8/15/27	EUR	134,073	161,995
Federal Republic of Germany	0.500%	2/15/28	EUR	349,000	418,962
Federal Republic of Germany	1.000%	8/15/24	EUR	100,000	127,299
Federal Republic of Germany	1.250%	8/15/48	EUR	58,000	70,341
Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	12,965
Federal Republic of Germany	1.500%	2/15/23	EUR	80,000	104,071
Federal Republic of Germany	1.500%	5/15/23	EUR	163,500	212,952
Federal Republic of Germany	1.500%	5/15/24	EUR	285,000	373,123
Federal Republic of Germany	1.750%	7/4/22	EUR	180,246	235,664
Federal Republic of Germany	1.750%	2/15/24	EUR	119,500	158,324
Federal Republic of Germany	2.000%	8/15/23	EUR	81,500	108,893
Federal Republic of Germany	2.250%	9/4/20	EUR	11,900	15,314
Federal Republic of Germany	2.250%	9/4/21	EUR	67,400	88,540
Federal Republic of Germany	2.500%	1/4/21	EUR	65,000	84,798

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Federal Republic of Germany	2.500%	7/4/44	EUR	171,000	267,894
Federal Republic of Germany	2.500%	8/15/46	EUR	84,550	133,783
Federal Republic of Germany	3.000%	7/4/20	EUR	79,000	102,767
Federal Republic of Germany	3.250%	1/4/20	EUR	53,000	68,205
Federal Republic of Germany	3.250%	7/4/21	EUR	17,500	23,593
Federal Republic of Germany	3.250%	7/4/42	EUR	74,569	130,724
Federal Republic of Germany	3.500%	7/4/19	EUR	21,200	26,851
Federal Republic of Germany	4.000%	1/4/37	EUR	145,268	265,640
Federal Republic of Germany	4.250%	7/4/39	EUR	48,400	94,037
Federal Republic of Germany	4.750%	7/4/28	EUR	63,500	108,494
9 Federal Republic of Germany	4.750%	7/4/34	EUR	38,300	73,064
Federal Republic of Germany	4.750%	7/4/40	EUR	43,500	90,854
Federal Republic of Germany	5.500%	1/4/31	EUR	80,100	152,828
Federal Republic of Germany	5.625%	1/4/28	EUR	33,000	59,117
Federal Republic of Germany	5.625%	1/4/28	EUR	2,365	4,237
Federal Republic of Germany	6.250%	1/4/24	EUR	25,000	40,807
Federal Republic of Germany	6.500%	7/4/27	EUR	54,400	101,421
FMS Wertmanagement AoeR	0.000%	2/17/20	EUR	20,000	24,352
FMS Wertmanagement AoeR	0.000%	5/22/20	EUR	25,000	30,407
FMS Wertmanagement AoeR	0.000%	10/20/20	EUR	7,500	9,133
FMS Wertmanagement AoeR	0.050%	7/6/21	EUR	10,000	12,158
FMS Wertmanagement AoeR	0.125%	4/16/20	EUR	4,000	4,878
8 FMS Wertmanagement AoeR	0.875%	5/14/21	GBP	21,300	29,153
FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	16,000	19,782
FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	8,008
FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	11,000	14,765
Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	20,000	23,816
Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	11,902
Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	9,000	11,735
Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	25,000	30,045
Gemeinsame Deutsche Bundeslaender	0.375%	6/23/20	EUR	5,000	6,136
Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	15,000	18,164
Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,000	1,264
Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	3,049
Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	6,334
Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	18,146
Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	10,412
Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	234
Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	3,115	3,977
8 KFW	0.000%	2/5/20	EUR	25,000	30,426
8 KFW	0.000%	6/30/21	EUR	51,300	62,378
8 KFW	0.000%	4/28/22	EUR	52,900	64,051
8 KFW	0.000%	9/15/23	EUR	32,000	38,227
8 KFW	0.050%	5/30/24	EUR	3,000	3,580
8 KFW	0.125%	6/1/20	EUR	50,000	61,040
8 KFW	0.125%	10/27/20	EUR	20,000	24,435
8 KFW	0.125%	10/4/24	EUR	40,000	47,595
8 KFW	0.375%	7/22/19	EUR	10,000	12,205
8 KFW	0.375%	3/15/23	EUR	25,000	30,597
8 KFW	0.375%	3/9/26	EUR	5,000	5,953
8 KFW	0.375%	4/23/30	EUR	15,000	16,907
KFW	0.500%	9/15/27	EUR	65,000	77,047
8 KFW	0.625%	1/15/25	EUR	43,675	53,516
8 KFW	0.625%	2/22/27	EUR	18,000	21,641

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
KFW	0.625%	1/7/28	EUR	50,000	59,584
8 KFW	0.875%	3/15/22	GBP	20,000	27,198
8 KFW	1.000%	11/4/20	NOK	20,000	2,472
8 KFW	1.125%	12/23/19	GBP	500	692
8 KFW	1.125%	1/15/20	EUR	27,000	33,494
8 KFW	1.250%	7/4/36	EUR	23,000	27,714
8 KFW	1.375%	1/28/20	CAD	15,270	11,710
8 KFW	1.500%	6/11/24	EUR	2,460	3,186
8 KFW	1.625%	1/15/21	EUR	43,000	54,647
8 KFW	1.750%	10/29/19	CAD	1,937	1,499
8 KFW	2.500%	1/17/22	EUR	12,000	15,901
8 KFW	2.500%	8/25/25	CHF	6,500	7,722
8 KFW	2.750%	4/16/20	AUD	5,000	3,791
KFW	2.800%	3/7/23	AUD	25,000	18,810
8 KFW	2.900%	6/6/22	AUD	17,500	13,256
8 KFW	3.375%	1/18/21	EUR	25,350	33,688
8 KFW	3.500%	7/4/21	EUR	25,000	33,754
8 KFW	4.700%	6/2/37	CAD	2,350	2,207
8 KFW	4.875%	3/15/37	GBP	4,000	8,153
8 KFW	5.000%	5/22/19	NOK	20,000	2,597
8 KFW	5.000%	3/19/24	AUD	10,000	8,364
8 KFW	5.500%	2/9/22	AUD	24,000	19,865
8 KFW	5.550%	6/7/21	GBP	19,000	29,692
8 KFW	5.750%	6/7/32	GBP	6,000	12,244
8 KFW	6.000%	8/20/20	AUD	10,000	8,150
8 KFW	6.000%	12/7/28	GBP	10,000	19,383
8 KFW	6.250%	12/4/19	AUD	3,000	2,398
8 KFW	6.250%	5/19/21	AUD	9,000	7,505
Land Berlin	0.250%	4/22/25	EUR	10,000	11,873
Land Berlin	0.500%	2/10/25	EUR	21,000	25,440
Land Thueringen	0.500%	5/12/25	EUR	4,500	5,450
Land Thueringen	1.625%	8/17/20	EUR	2,462	3,109
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	2,000	2,399
Landesbank Baden-Wuerttemberg	0.250%	7/21/20	EUR	400	489
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	10,000	11,978
Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	1,968
Landesbank Hessen-Thueringen
Girozentrale	0.000%	1/12/22	EUR	7,600	9,171
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.250%	11/25/19	EUR	4,500	5,491
Landeskreditbank Baden-Wuerttemberg
Foerderbank	1.125%	5/17/21	GBP	5,700	7,836
Landeskreditbank Baden-Wuerttemberg
Foerderbank	2.250%	2/17/21	AUD	20,000	14,878
Landeskreditbank Baden-Wuerttemberg
Foerderbank	4.250%	8/7/25	AUD	10,000	8,003
8 Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	10,000	12,177
8 Landwirtschaftliche Rentenbank	0.250%	7/15/24	EUR	12,900	15,491
8 Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	40,100	48,746
8 Landwirtschaftliche Rentenbank	0.375%	3/16/26	EUR	10,000	11,874
8 Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	5,300	6,338
8 Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	23,137
8 Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	14,600	19,823
8 Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	6,355

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
8	Landwirtschaftliche Rentenbank	1.375%	12/15/20	GBP	3,100	4,310
8	Landwirtschaftliche Rentenbank	1.500%	12/23/19	GBP	5,000	6,953
[2,8]	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	2,655	2,060
8	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	3,000	2,327
8	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,896
8	Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,259
8	Landwirtschaftliche Rentenbank	2.500%	4/13/21	AUD	5,000	3,755
8	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	3,200	2,281
8	Landwirtschaftliche Rentenbank	2.700%	1/20/20	AUD	7,000	5,304
8	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	10,000	7,510
8	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	17,307
8	Landwirtschaftliche Rentenbank	4.000%	1/30/20	NZD	8,513	6,146
8	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,005
8	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	10,000	8,073
8	Landwirtschaftliche Rentenbank	4.750%	3/12/19	NZD	5,000	3,591
8	Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	8,000	6,363
8	Landwirtschaftliche Rentenbank	5.500%	3/29/22	AUD	5,000	4,154
	Norddeutsche Landesbank Girozentrale	0.375%	10/9/24	EUR	100	120
	NRW Bank	0.000%	2/1/22	EUR	30,000	36,249
	NRW Bank	0.100%	1/10/23	EUR	25,000	30,145
	NRW Bank	0.125%	3/10/23	EUR	5,000	6,022
	NRW Bank	0.250%	3/10/25	EUR	15,000	17,812
	NRW Bank	0.500%	5/11/26	EUR	12,000	14,335
	NRW Bank	0.500%	9/13/27	EUR	15,000	17,642
	NRW Bank	0.625%	2/11/26	EUR	15,000	18,140
	NRW Bank	1.000%	6/15/22	GBP	1,000	1,360
	NRW Bank	3.875%	1/27/20	EUR	4,000	5,188
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	12,003
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	6,297
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	10,607
	State of Berlin	0.625%	3/20/26	EUR	25,000	30,248
	State of Berlin	0.625%	8/25/36	EUR	1,500	1,581
	State of Berlin	0.750%	11/11/22	EUR	10,000	12,449
	State of Berlin	1.000%	5/19/32	EUR	15,000	17,542
	State of Berlin	1.500%	8/28/20	EUR	2,000	2,519
	State of Berlin	1.500%	1/21/21	EUR	3,300	4,179
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,362
	State of Berlin	3.125%	8/17/21	EUR	30,300	40,566
	State of Brandenburg	3.500%	6/15/21	EUR	15,000	20,206
	State of Bremen	0.500%	7/30/21	EUR	15,000	18,498
	State of Bremen	0.500%	3/3/25	EUR	13,000	15,688
	State of Bremen	1.375%	4/28/21	EUR	1,000	1,264
8	State of Hesse	0.000%	9/15/21	EUR	4,900	5,984
	State of Hesse	0.250%	6/10/25	EUR	25,000	29,689
	State of Hesse	0.375%	3/10/23	EUR	38,000	46,397
	State of Hesse	0.500%	2/17/25	EUR	10,500	12,716
	State of Hesse	0.750%	8/4/36	EUR	12,000	12,944
	State of Hesse	1.375%	2/5/20	EUR	8,000	9,966
	State of Hesse	1.375%	6/10/24	EUR	4,000	5,133
	State of Hesse	1.750%	6/19/20	EUR	3,730	4,711
	State of Hesse	1.750%	1/20/23	EUR	3,000	3,902
	State of Hesse	3.000%	8/23/21	EUR	12,000	16,010
	State of Hesse	3.500%	3/10/20	EUR	5,000	6,478
	State of Lower Saxony	0.000%	3/1/21	EUR	18,200	22,126

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
State of Lower Saxony	0.000%	8/2/24	EUR	47,000	55,437
State of Lower Saxony	0.375%	1/19/23	EUR	15,000	18,330
State of Lower Saxony	0.400%	7/10/20	EUR	5,000	6,140
State of Lower Saxony	0.500%	6/8/26	EUR	2,500	2,986
State of Lower Saxony	0.625%	1/20/25	EUR	10,000	12,227
State of Lower Saxony	1.000%	8/18/22	EUR	11,000	13,842
State of Lower Saxony	1.375%	9/26/19	EUR	7,000	8,673
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,331
State of Lower Saxony	2.125%	1/16/24	EUR	310	413
State of North Rhine-Westphalia	0.200%	4/17/23	EUR	20,000	24,174
State of North Rhine-Westphalia	0.200%	2/16/24	EUR	35,800	42,948
State of North Rhine-Westphalia	0.375%	10/19/21	EUR	10,000	12,293
State of North Rhine-Westphalia	0.375%	2/16/23	EUR	4,300	5,253
State of North Rhine-Westphalia	0.500%	3/11/25	EUR	3,000	3,634
State of North Rhine-Westphalia	0.500%	4/16/26	EUR	10,000	11,963
State of North Rhine-Westphalia	0.500%	2/16/27	EUR	20,100	23,820
State of North Rhine-Westphalia	0.625%	7/21/31	EUR	15,000	16,811
State of North Rhine-Westphalia	0.750%	1/16/26	EUR	15,000	18,354
State of North Rhine-Westphalia	0.875%	12/16/19	EUR	5,000	6,170
State of North Rhine-Westphalia	1.000%	1/16/25	EUR	220	275
State of North Rhine-Westphalia	1.250%	3/13/20	EUR	5,000	6,228
State of North Rhine-Westphalia	1.250%	5/12/36	EUR	4,000	4,682
State of North Rhine-Westphalia	1.375%	5/16/22	EUR	5,050	6,438
State of North Rhine-Westphalia	1.450%	2/16/43	EUR	5,000	5,815
State of North Rhine-Westphalia	1.500%	12/15/20	EUR	48,000	60,715
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	5,065
State of North Rhine-Westphalia	1.625%	10/24/30	EUR	10,000	12,724
State of North Rhine-Westphalia	1.750%	10/26/57	EUR	16,000	19,625
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	11,150	14,542
State of North Rhine-Westphalia	1.875%	3/15/24	EUR	1,950	2,568
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	4,008
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	11,400	15,788
State of Rhineland-Palatinate	0.000%	3/23/20	EUR	317	384
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	10,000	11,537
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	6,172
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	7,268
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	10,745	13,353
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,300
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	5,181
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,858
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,225
					8,602,552
Total Germany (Cost $10,013,270)					10,499,729
Hong Kong (0.1%)
Corporate Bonds (0.1%)
Cheung Kong Infrastructure Finance
BVI Ltd.	1.000%	12/12/24	EUR	100	119
CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	11,400	13,522
CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	20,878
CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	123
Hutchison Whampoa Finance 14 Ltd.	1.375%	10/31/21	EUR	100	125
					34,767

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	0.910%	11/5/20	HKD	100,000	12,460
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,460
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	3,857
					20,777
Total Hong Kong (Cost $52,819)					55,544
Hungary (0.1%)
Sovereign Bonds (0.1%)
Republic of Hungary	1.750%	10/26/22	HUF	400,000	1,571
Republic of Hungary	2.500%	10/27/21	HUF	900,000	3,658
Republic of Hungary	3.000%	10/27/27	HUF	16,700,100	66,804
Republic of Hungary	5.500%	6/24/25	HUF	6,037,430	28,547
Republic of Hungary	6.000%	11/24/23	HUF	2,910,000	13,896
Republic of Hungary	7.000%	6/24/22	HUF	534,000	2,544
Total Hungary (Cost $102,565)					117,020
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,157
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,128
Total India (Cost $4,394)					4,285
Indonesia (0.1%)
Sovereign Bonds (0.1%)
Republic of Indonesia	1.750%	4/24/25	EUR	13,400	16,193
Republic of Indonesia	2.625%	6/14/23	EUR	200	258
Republic of Indonesia	2.875%	7/8/21	EUR	11,020	14,294
Republic of Indonesia	3.750%	6/14/28	EUR	18,200	24,996
Total Indonesia (Cost $54,523)					55,741
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,696

Corporate Bonds (0.1%)
AIB Mortgage Bank	2.250%	3/26/21	EUR	15,000	19,334
CRH Finance DAC	1.375%	10/18/28	EUR	1,000	1,163
CRH Finance Ltd.	3.125%	4/3/23	EUR	10,850	14,641
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,557
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,488	7,018
Dali Capital plc	4.799%	12/21/37	GBP	150	261
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,928
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,500	13,685
Ryanair DAC	1.125%	8/15/23	EUR	3,000	3,664
					67,251
Sovereign Bonds (0.6%)
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,000	7,732
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,386
ESB Finance Ltd.	6.500%	3/5/20	GBP	2,000	3,002
Ireland	0.800%	3/15/22	EUR	57,000	71,195
Ireland	1.000%	5/15/26	EUR	66,050	81,758
Ireland	1.700%	5/15/37	EUR	24,690	30,692
Ireland	2.000%	2/18/45	EUR	51,500	66,055

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Ireland	2.400%	5/15/30	EUR	28,790	39,718
Ireland	3.400%	3/18/24	EUR	54,950	78,352
Ireland	3.900%	3/20/23	EUR	22,000	31,473
Ireland	4.400%	6/18/19	EUR	10,000	12,745
Ireland	4.500%	4/18/20	EUR	62,000	82,209
Ireland	5.000%	10/18/20	EUR	24,000	32,851
Ireland	5.400%	3/13/25	EUR	10,450	16,808
Ireland	5.900%	10/18/19	EUR	30,081	39,731
Republic of Ireland	0.900%	5/15/28	EUR	50,000	59,971
					655,678
Total Ireland (Cost $671,731)					726,625
Israel (0.2%)
Sovereign Bonds (0.2%)
State of Israel	1.000%	4/30/21	ILS	65,000	18,277
State of Israel	1.500%	1/18/27	EUR	16,000	19,687
State of Israel	1.750%	8/31/25	ILS	129,500	36,387
State of Israel	2.000%	3/31/27	ILS	162,000	45,567
State of Israel	2.250%	5/31/19	ILS	74,000	21,017
State of Israel	2.875%	1/29/24	EUR	3,400	4,566
State of Israel	3.750%	3/31/24	ILS	37,000	11,733
State of Israel	4.250%	3/31/23	ILS	73,000	23,403
State of Israel	4.625%	3/18/20	EUR	1,000	1,314
State of Israel	5.000%	1/31/20	ILS	69,000	20,740
State of Israel	5.500%	1/31/22	ILS	20,000	6,534
State of Israel	5.500%	1/31/42	ILS	66,000	26,746
State of Israel	6.250%	10/30/26	ILS	56,360	21,236
Total Israel (Cost $242,256)					257,207
Italy (8.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Aeroporti Di Roma SPA	5.441%	2/20/23	GBP	250	388
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,640	7,566
1 Banca Monte dei Paschi di Siena SPA	2.875%	4/16/59	EUR	4,000	5,200
Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	6,150
Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	12,024
Banco di Desio e della Brianza SPA	0.875%	9/12/24	EUR	16,000	19,501
Banco Popolare SC	0.750%	3/31/22	EUR	10,000	12,209
Credit Agricole Cariparma SpA	0.250%	9/30/24	EUR	10,800	12,629
Credit Agricole Cariparma SpA	0.875%	6/16/23	EUR	10,000	12,293
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	6,143
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	12,802
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	10,500	14,902
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,839
Intesa Sanpaolo SPA	3.750%	9/25/19	EUR	4,300	5,484
Mediobanca SpA	3.625%	10/17/23	EUR	5,000	7,049
UniCredit SPA	2.625%	10/31/20	EUR	5,000	6,444
UniCredit SPA	2.750%	1/31/20	EUR	1,310	1,665
UniCredit SPA	5.000%	10/31/21	EUR	3,000	4,244
UniCredit SPA	5.250%	4/30/23	EUR	9,000	13,473
Unione di Banche Italiane SCPA	3.125%	10/14/20	EUR	8,500	11,076
Unione di Banche Italiane SCPA	5.250%	1/28/21	EUR	2,500	3,460
Unione di Banche Italiane SpA	0.375%	9/14/26	EUR	10,000	11,420
Unione di Banche Italiane SpA	1.000%	1/27/23	EUR	10,500	13,006

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Unione di Banche Italiane SpA	1.125%	10/4/27	EUR	6,700	8,048
Unione di Banche Italiane SpA	1.250%	2/7/25	EUR	2,500	3,117
Unione di Banche Italiane SpA	3.125%	2/5/24	EUR	4,000	5,535
Unione di Banche Italiane SpA	4.000%	12/16/19	EUR	200	258
					221,925
Corporate Bonds (0.5%)
2i Rete Gas SPA	3.000%	7/16/24	EUR	4,800	6,534
Aeroporti di Roma SPA	1.625%	6/8/27	EUR	11,000	13,407
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,000	3,933
Assicurazioni Generali SPA	2.875%	1/14/20	EUR	3,120	3,949
Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,000	2,698
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	6,900	10,459
1 Assicurazioni Generali SPA	7.750%	12/12/42	EUR	16,000	24,302
1 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,554
Atlantia SPA	2.875%	2/26/21	EUR	3,400	4,420
Atlantia SPA	5.875%	6/9/24	EUR	300	467
Atlantia SPA	6.250%	6/9/22	GBP	3,820	6,187
Autostrade per l’Italia SpA	1.125%	11/4/21	EUR	8,000	9,955
Autostrade per l’Italia SpA	1.750%	2/1/27	EUR	400	491
Autostrade per l’Italia SpA	1.875%	11/4/25	EUR	13,935	17,388
Autostrade per l’Italia SpA	1.875%	9/26/29	EUR	1,700	2,038
Autostrade per l’Italia SpA	4.375%	9/16/25	EUR	100	148
Banca Monte dei Paschi di Siena SPA	2.125%	11/26/25	EUR	9,000	11,505
Credit Agricole Cariparma SPA	0.625%	1/13/26	EUR	600	705
Enel Finance International NV	1.125%	9/16/26	EUR	1,100	1,305
Enel Finance International NV	1.375%	6/1/26	EUR	32,045	38,877
Enel Finance International NV	1.966%	1/27/25	EUR	4,000	5,103
Enel Finance International NV	4.875%	3/11/20	EUR	14,740	19,406
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	7,294
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,790
Enel Finance International NV	5.000%	9/14/22	EUR	4,000	5,785
Enel Finance International NV	5.625%	8/14/24	GBP	3,000	4,909
Enel Finance International NV	5.750%	9/14/40	GBP	9,300	17,286
Enel SPA	5.625%	6/21/27	EUR	3,242	5,275
Enel SPA	5.750%	6/22/37	GBP	1,000	1,824
Enel SPA	6.250%	6/20/19	GBP	7,550	10,967
1 Enel SPA	6.625%	9/15/76	GBP	1,400	2,181
Eni SPA	0.625%	9/19/24	EUR	10,000	11,837
Eni SPA	1.125%	9/19/28	EUR	5,500	6,310
Eni SPA	1.500%	1/17/27	EUR	5,000	6,082
Eni SPA	1.625%	5/17/28	EUR	3,000	3,629
Eni SPA	2.625%	11/22/21	EUR	3,000	3,934
Eni SPA	3.250%	7/10/23	EUR	7,360	10,079
Eni SPA	3.625%	1/29/29	EUR	6,200	8,910
Eni SPA	3.750%	6/27/19	EUR	4,000	5,041
Eni SPA	3.750%	9/12/25	EUR	6,300	9,025
Eni SPA	4.250%	2/3/20	EUR	2,570	3,337
FCA Bank SpA	1.625%	9/29/21	GBP	3,000	4,090
FCA Capital Ireland plc	1.000%	11/15/21	EUR	13,600	16,716
FCA Capital Ireland plc	1.250%	9/23/20	EUR	1,600	1,982
Intesa Sanpaolo SPA	0.875%	6/27/22	EUR	6,000	7,307
Intesa Sanpaolo SPA	1.125%	1/14/20	EUR	5,000	6,152
Intesa Sanpaolo SPA	1.375%	1/18/24	EUR	10,000	12,270
Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	12,228	15,511

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,000	10,692
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	4,600	6,458
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	2,736
Iren SPA	0.875%	11/4/24	EUR	1,300	1,545
Italgas SPA	0.500%	1/19/22	EUR	8,000	9,689
Luxottica Group SPA	2.625%	2/10/24	EUR	8,800	11,777
Mediobanca SPA	0.750%	2/17/20	EUR	10,000	12,242
Mediobanca SPA	1.250%	11/24/29	EUR	1,100	1,302
Mediobanca SPA	1.625%	1/19/21	EUR	5,000	6,266
Snam SPA	0.000%	10/25/20	EUR	4,700	5,665
Snam SPA	1.250%	1/25/25	EUR	500	608
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,341
Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	6,466	7,956
Terna Rete Elettrica Nazionale SPA	1.375%	7/26/27	EUR	500	596
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	8,202
Terna Rete Elettrica Nazionale SPA	4.875%	10/3/19	EUR	900	1,162
UniCredit SPA	0.375%	10/31/26	EUR	12,750	14,580
UniCredit SPA	1.500%	6/19/19	EUR	13,000	15,986
UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,965
					498,122
Sovereign Bonds (7.4%)
ACEA SPA	2.625%	7/15/24	EUR	3,200	4,197
Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,606
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,622
Hera SPA	5.200%	1/29/28	EUR	6,000	9,483
Republic of Italy	0.050%	10/15/19	EUR	180,000	218,690
Republic of Italy	0.050%	4/15/21	EUR	100,000	120,656
Republic of Italy	0.200%	10/15/20	EUR	100,000	121,573
Republic of Italy	0.350%	11/1/21	EUR	115,000	139,628
Republic of Italy	0.450%	6/1/21	EUR	99,100	121,123
Republic of Italy	0.650%	11/1/20	EUR	105,000	129,235
Republic of Italy	0.650%	10/15/23	EUR	200,000	239,846
Republic of Italy	0.700%	5/1/20	EUR	60,000	73,809
Republic of Italy	0.900%	8/1/22	EUR	104,100	128,048
Republic of Italy	0.950%	3/1/23	EUR	100,000	122,539
Republic of Italy	0.950%	3/15/23	EUR	50,900	62,414
Republic of Italy	1.050%	12/1/19	EUR	143,000	176,444
Republic of Italy	1.200%	4/1/22	EUR	165,000	205,785
Republic of Italy	1.250%	12/1/26	EUR	50,000	59,008
Republic of Italy	1.350%	4/15/22	EUR	87,000	109,137
Republic of Italy	1.450%	11/15/24	EUR	50,000	61,659
Republic of Italy	1.500%	8/1/19	EUR	111,000	137,197
Republic of Italy	1.500%	6/1/25	EUR	112,500	138,137
Republic of Italy	1.600%	6/1/26	EUR	95,000	115,768
Republic of Italy	1.850%	5/15/24	EUR	63,000	79,951
Republic of Italy	2.000%	12/1/25	EUR	85,000	107,271
Republic of Italy	2.000%	2/1/28	EUR	125,000	153,945
Republic of Italy	2.050%	8/1/27	EUR	200,300	249,378
Republic of Italy	2.150%	12/15/21	EUR	110,000	141,993
Republic of Italy	2.200%	6/1/27	EUR	190,000	239,943
2 Republic of Italy	2.250%	9/1/36	EUR	38,881	45,829
2 Republic of Italy	2.450%	9/1/33	EUR	220,000	271,728
Republic of Italy	2.500%	5/1/19	EUR	121,000	150,316
Republic of Italy	2.500%	12/1/24	EUR	132,000	173,285

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 Republic of Italy	2.700%	3/1/47	EUR	22,955	27,484
2 Republic of Italy	2.800%	3/1/67	EUR	67,170	76,592
2 Republic of Italy	2.950%	9/1/38	EUR	80,190	102,722
2 Republic of Italy	3.250%	9/1/46	EUR	58,000	77,019
2 Republic of Italy	3.450%	3/1/48	EUR	44,112	59,607
2 Republic of Italy	3.500%	3/1/30	EUR	82,000	114,217
Republic of Italy	3.750%	3/1/21	EUR	70,000	93,574
Republic of Italy	3.750%	5/1/21	EUR	125,000	167,673
Republic of Italy	3.750%	8/1/21	EUR	50,000	67,510
Republic of Italy	3.750%	9/1/24	EUR	58,000	81,591
Republic of Italy	4.000%	9/1/20	EUR	57,000	75,524
Republic of Italy	4.000%	2/1/37	EUR	119,500	178,157
Republic of Italy	4.250%	9/1/19	EUR	50,000	64,095
Republic of Italy	4.250%	3/1/20	EUR	49,000	64,108
Republic of Italy	4.500%	2/1/20	EUR	155,000	202,900
Republic of Italy	4.500%	5/1/23	EUR	88,000	126,188
Republic of Italy	4.500%	3/1/24	EUR	93,000	135,056
Republic of Italy	4.500%	3/1/26	EUR	215,000	319,404
Republic of Italy	4.750%	9/1/21	EUR	27,500	38,296
2 Republic of Italy	4.750%	8/1/23	EUR	45,000	65,669
2 Republic of Italy	4.750%	9/1/28	EUR	54,000	82,949
2 Republic of Italy	4.750%	9/1/44	EUR	96,400	159,034
Republic of Italy	5.000%	3/1/22	EUR	36,665	52,194
2 Republic of Italy	5.000%	3/1/25	EUR	90,700	137,048
Republic of Italy	5.000%	8/1/34	EUR	82,000	134,627
Republic of Italy	5.000%	8/1/39	EUR	42,500	71,223
Republic of Italy	5.000%	9/1/40	EUR	120,500	202,197
Republic of Italy	5.250%	11/1/29	EUR	53,000	85,656
Republic of Italy	5.500%	9/1/22	EUR	62,000	91,106
Republic of Italy	5.500%	11/1/22	EUR	70,000	103,325
Republic of Italy	5.750%	2/1/33	EUR	96,800	167,841
Republic of Italy	6.000%	8/4/28	GBP	8,900	15,148
Republic of Italy	6.000%	5/1/31	EUR	95,000	165,068
Republic of Italy	7.250%	11/1/26	EUR	60,000	105,548
Republic of Italy	9.000%	11/1/23	EUR	31,000	53,923
					7,877,516
Total Italy (Cost $7,932,456)					8,597,563
Japan (20.5%)
Corporate Bonds (0.3%)
American Honda Finance Corp.	0.750%	1/17/24	EUR	7,200	8,703
American Honda Finance Corp.	1.300%	3/21/22	GBP	15,000	20,496
American Honda Finance Corp.	1.375%	11/10/22	EUR	5,100	6,414
American Honda Finance Corp.	1.875%	9/4/19	EUR	350	434
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	961
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	3,804
East Japan Railway Co.	4.500%	1/25/36	GBP	400	702
East Japan Railway Co.	4.875%	6/14/34	GBP	5,500	9,907
Honda Canada Finance Inc.	1.823%	12/7/21	CAD	5,000	3,768
Honda Canada Finance Inc.	2.268%	7/15/22	CAD	5,000	3,805
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,833
Mizuho Bank Ltd.	0.285%	1/25/19	JPY	1,000,000	9,163
Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	9,169

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Mizuho Bank Ltd.	0.395%	7/25/18	JPY	500,000	4,576
	Mizuho Financial Group Inc.	0.100%	7/22/21	JPY	300,000	2,715
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	1,300	1,567
	MUFG Bank Ltd.	0.875%	3/11/22	EUR	5,000	6,140
	Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,715
	Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,721
	Nissan Motor Co. Ltd.	0.150%	3/19/21	JPY	1,500,000	13,724
	Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,600	7,011
	Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,683
	Norinchukin Bank	0.230%	1/27/21	JPY	1,000,000	9,189
	Norinchukin Bank	0.250%	9/27/19	JPY	1,200,000	11,008
	Norinchukin Bank	0.270%	7/27/20	JPY	1,400,000	12,868
	Norinchukin Bank	0.280%	6/26/20	JPY	1,000,000	9,192
	Norinchukin Bank	0.400%	9/27/18	JPY	1,000,000	9,158
	Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	12,871
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,841
	Shinkin Central Bank	0.030%	10/27/21	JPY	2,600,000	23,744
	Shinkin Central Bank	0.070%	3/26/21	JPY	200,000	1,830
	Shinkin Central Bank	0.200%	8/27/19	JPY	450,000	4,124
	Shinkin Central Bank	0.200%	9/27/19	JPY	300,000	2,750
	Shinkin Central Bank	0.225%	11/27/19	JPY	1,200,000	11,006
	Shinkin Central Bank	0.225%	12/27/19	JPY	200,000	1,835
	Shinkin Central Bank	0.225%	3/27/20	JPY	200,000	1,835
	Shinkin Central Bank	0.250%	6/27/19	JPY	2,000,000	18,336
	Shinkin Central Bank	0.250%	2/27/20	JPY	200,000	1,836
	Shinkin Central Bank	0.250%	6/26/20	JPY	2,000,000	18,369
	Shinkin Central Bank	0.350%	9/27/18	JPY	500,000	4,578
	Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,657
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	18,500	23,611
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	1,500,000	14,033
	Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	100	120
	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	100	123
	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	AUD	4,400	3,339
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,815
	Toyota Credit Canada Inc.	2.020%	2/28/22	CAD	10,000	7,582
	Toyota Finance Australia Ltd.	4.250%	5/15/19	AUD	1,000	766
	Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,665
	Toyota Motor Corp.	2.010%	12/20/18	JPY	200,000	1,852
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	13,000	16,124
	Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	2,300	3,103
	Toyota Motor Credit Corp.	1.125%	9/7/21	GBP	4,000	5,466
	Toyota Motor Credit Corp.	2.375%	2/1/23	EUR	1,000	1,315
						381,952
Sovereign Bonds (20.2%)
	Central Nippon Expressway Co. Ltd.	0.030%	7/14/21	JPY	900,000	8,220
	Central Nippon Expressway Co. Ltd.	0.030%	9/17/21	JPY	1,000,000	9,127
	Central Nippon Expressway Co. Ltd.	0.070%	3/18/22	JPY	1,600,000	14,627
	Central Nippon Expressway Co. Ltd.	0.262%	6/2/20	JPY	2,700,000	24,791
	Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	9,162
10	Deposit Insurance Corp. of Japan	0.100%	1/17/20	JPY	700,000	6,412
	Deposit Insurance Corp. of Japan	0.100%	10/19/21	JPY	1,700,000	15,594
10	Development Bank of Japan Inc.	0.240%	1/21/19	JPY	300,000	2,749
10	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,755
10	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	600,000	5,633

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,746
10	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,708
10	Development Bank of Japan Inc.	1.400%	2/17/20	JPY	200,000	1,876
10	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	500,000	4,910
	East Nippon Expressway Co. Ltd.	0.005%	6/20/19	JPY	1,800,000	16,460
	East Nippon Expressway Co. Ltd.	0.005%	12/20/19	JPY	200,000	1,841
	East Nippon Expressway Co. Ltd.	0.010%	6/20/19	JPY	400,000	3,660
	East Nippon Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,570
	East Nippon Expressway Co. Ltd.	0.060%	6/18/21	JPY	280,000	2,562
	East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	600,000	5,487
	East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	500,000	4,566
	East Nippon Expressway Co. Ltd.	0.180%	3/19/20	JPY	650,000	5,952
	East Nippon Expressway Co. Ltd.	0.262%	6/19/20	JPY	1,850,000	16,991
	Japan	0.100%	5/15/19	JPY	8,000,000	73,369
	Japan	0.100%	6/15/19	JPY	1,493,100	13,699
	Japan	0.100%	6/20/19	JPY	16,900,000	155,026
	Japan	0.100%	9/20/19	JPY	16,500,000	151,443
	Japan	0.100%	10/15/19	JPY	15,000,000	137,698
	Japan	0.100%	11/15/19	JPY	27,000,000	247,863
	Japan	0.100%	12/15/19	JPY	21,500,000	197,441
	Japan	0.100%	12/20/19	JPY	33,300,000	305,811
	Japan	0.100%	1/15/20	JPY	6,000,000	55,111
	Japan	0.100%	2/15/20	JPY	50,000,000	459,340
	Japan	0.100%	3/20/20	JPY	39,350,000	361,566
	Japan	0.100%	6/20/20	JPY	27,000,000	248,221
	Japan	0.100%	9/20/20	JPY	35,050,000	322,382
	Japan	0.100%	12/20/20	JPY	7,500,000	69,017
	Japan	0.100%	3/20/21	JPY	5,000,000	46,031
	Japan	0.100%	6/20/21	JPY	53,500,000	492,766
	Japan	0.100%	9/20/21	JPY	59,000,000	543,683
	Japan	0.100%	12/20/21	JPY	5,150,000	47,480
	Japan	0.100%	3/20/22	JPY	31,044,000	286,339
	Japan	0.100%	6/20/22	JPY	65,556,000	604,914
	Japan	0.100%	9/20/22	JPY	41,500,000	383,058
	Japan	0.100%	12/20/22	JPY	31,500,000	290,823
	Japan	0.100%	3/20/26	JPY	13,500,000	124,509
	Japan	0.100%	6/20/26	JPY	25,900,000	238,792
	Japan	0.100%	9/20/26	JPY	40,250,000	370,977
	Japan	0.100%	12/20/26	JPY	22,000,000	202,701
	Japan	0.100%	3/20/27	JPY	23,500,000	216,441
	Japan	0.100%	6/20/27	JPY	15,000,000	138,077
	Japan	0.100%	9/20/27	JPY	29,500,000	271,343
	Japan	0.100%	12/20/27	JPY	26,600,000	244,473
	Japan	0.100%	3/20/28	JPY	25,000,000	229,535
	Japan	0.200%	6/20/19	JPY	7,500,000	68,876
	Japan	0.200%	9/20/19	JPY	9,130,000	83,914
	Japan	0.200%	6/20/36	JPY	13,000,000	113,609
	Japan	0.300%	12/20/24	JPY	10,500,000	98,261
	Japan	0.300%	12/20/25	JPY	9,900,000	92,725
	Japan	0.300%	6/20/46	JPY	5,800,000	47,361
	Japan	0.400%	3/20/25	JPY	9,865,000	92,970
	Japan	0.400%	6/20/25	JPY	8,000,000	75,433
	Japan	0.400%	9/20/25	JPY	14,300,000	134,886
	Japan	0.400%	3/20/36	JPY	20,200,000	183,404

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Japan	0.400%	3/20/56	JPY	11,200,000	87,192
Japan	0.500%	9/20/24	JPY	12,700,000	120,297
Japan	0.500%	12/20/24	JPY	7,650,000	72,520
Japan	0.500%	9/20/36	JPY	14,350,000	131,970
Japan	0.500%	3/20/38	JPY	17,500,000	158,739
Japan	0.500%	9/20/46	JPY	11,600,000	99,959
Japan	0.600%	3/20/23	JPY	10,800,000	102,165
Japan	0.600%	9/20/23	JPY	1,000,000	9,485
Japan	0.600%	12/20/23	JPY	15,600,000	148,153
Japan	0.600%	3/20/24	JPY	18,890,000	179,612
Japan	0.600%	6/20/24	JPY	400,000	3,808
Japan	0.600%	12/20/36	JPY	16,750,000	156,434
Japan	0.600%	6/20/37	JPY	11,900,000	110,689
Japan	0.600%	9/20/37	JPY	11,525,000	106,973
Japan	0.600%	12/20/37	JPY	14,265,550	132,146
Japan	0.600%	12/20/46	JPY	12,500,000	110,486
Japan	0.700%	12/20/22	JPY	4,000,000	37,952
Japan	0.700%	3/20/37	JPY	21,250,000	201,570
Japan	0.800%	9/20/20	JPY	3,800,000	35,532
Japan	0.800%	6/20/22	JPY	12,000,000	113,911
Japan	0.800%	9/20/22	JPY	4,000,000	38,047
Japan	0.800%	12/20/22	JPY	12,500,000	119,129
Japan	0.800%	6/20/23	JPY	13,593,500	130,047
Japan	0.800%	6/20/23	JPY	600,000	5,740
Japan	0.800%	9/20/23	JPY	1,100,000	10,542
Japan	0.800%	3/20/46	JPY	4,500,000	42,024
Japan	0.800%	3/20/47	JPY	750,000	6,976
Japan	0.800%	6/20/47	JPY	6,400,000	59,479
Japan	0.800%	9/20/47	JPY	11,850,000	110,020
Japan	0.800%	12/20/47	JPY	14,200,000	131,676
Japan	0.800%	3/20/48	JPY	4,300,000	39,903
Japan	0.900%	3/20/22	JPY	4,700,000	44,689
Japan	0.900%	6/20/22	JPY	7,500,000	71,481
Japan	0.900%	3/20/57	JPY	10,800,000	99,623
Japan	1.000%	9/20/20	JPY	5,000,000	46,970
Japan	1.000%	12/20/21	JPY	11,000,000	104,710
Japan	1.000%	3/20/22	JPY	8,000,000	76,350
Japan	1.000%	3/20/23	JPY	530,000	5,108
Japan	1.000%	12/20/35	JPY	6,300,000	63,192
Japan	1.100%	6/20/20	JPY	5,100,000	47,883
Japan	1.100%	9/20/21	JPY	6,400,000	60,958
Japan	1.100%	12/20/21	JPY	4,200,000	40,120
Japan	1.100%	3/20/33	JPY	450,000	4,600
Japan	1.200%	12/20/20	JPY	7,137,350	67,573
Japan	1.200%	6/20/21	JPY	6,000,000	57,159
Japan	1.200%	12/20/34	JPY	10,100,000	104,585
Japan	1.200%	3/20/35	JPY	21,440,000	221,946
Japan	1.200%	9/20/35	JPY	11,600,000	120,013
Japan	1.300%	12/20/19	JPY	7,700,000	72,100
Japan	1.300%	3/20/20	JPY	4,400,000	41,338
Japan	1.300%	6/20/20	JPY	4,500,000	42,425
Japan	1.300%	3/20/21	JPY	9,500,000	90,467
Japan	1.300%	6/20/35	JPY	10,700,000	112,355
Japan	1.400%	9/20/19	JPY	5,900,000	55,121

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Japan	1.400%	12/20/22	JPY	6,500,000	63,606
Japan	1.400%	9/20/34	JPY	18,900,000	201,234
Japan	1.400%	9/20/45	JPY	1,795,000	19,241
Japan	1.400%	12/20/45	JPY	7,210,000	77,304
Japan	1.400%	3/20/55	JPY	7,525,000	80,855
Japan	1.500%	6/20/32	JPY	6,300,000	67,561
Japan	1.500%	3/20/33	JPY	11,575,000	124,494
Japan	1.500%	3/20/34	JPY	15,550,000	167,676
Japan	1.500%	6/20/34	JPY	8,600,000	92,782
Japan	1.500%	12/20/44	JPY	18,900,000	206,682
Japan	1.500%	3/20/45	JPY	9,565,000	104,644
Japan	1.600%	6/20/30	JPY	500,000	5,362
Japan	1.600%	3/20/32	JPY	8,900,000	96,448
Japan	1.600%	6/20/32	JPY	3,100,000	33,638
Japan	1.600%	3/20/33	JPY	6,500,000	70,775
Japan	1.600%	12/20/33	JPY	4,600,000	50,216
Japan	1.600%	6/20/45	JPY	2,800,000	31,277
Japan	1.700%	12/20/22	JPY	3,500,000	34,695
Japan	1.700%	9/20/31	JPY	25,000,000	273,227
Japan	1.700%	12/20/31	JPY	6,700,000	73,334
Japan	1.700%	3/20/32	JPY	3,200,000	35,077
Japan	1.700%	9/20/32	JPY	14,680,000	161,370
Japan	1.700%	12/20/32	JPY	11,145,000	122,683
Japan	1.700%	6/20/33	JPY	800,000	8,828
Japan	1.700%	6/20/33	JPY	8,005,000	88,332
Japan	1.700%	9/20/33	JPY	6,800,000	75,105
Japan	1.700%	12/20/43	JPY	2,900,000	32,901
Japan	1.700%	3/20/44	JPY	7,650,000	86,860
Japan	1.700%	6/20/44	JPY	5,250,000	59,657
Japan	1.700%	9/20/44	JPY	6,050,000	68,795
Japan	1.700%	3/20/54	JPY	7,080,000	82,123
Japan	1.800%	6/20/23	JPY	2,500,000	25,095
Japan	1.800%	9/20/30	JPY	1,400,000	15,355
Japan	1.800%	6/20/31	JPY	4,500,000	49,633
Japan	1.800%	9/20/31	JPY	7,500,000	82,873
Japan	1.800%	12/20/31	JPY	24,850,000	275,054
Japan	1.800%	3/20/32	JPY	1,000,000	11,086
Japan	1.800%	12/20/32	JPY	6,000,000	66,832
Japan	1.800%	3/20/43	JPY	7,300,000	84,161
Japan	1.800%	9/20/43	JPY	600,000	6,930
Japan	1.900%	9/20/23	JPY	3,000,000	30,379
Japan	1.900%	12/20/23	JPY	1,800,000	18,304
Japan	1.900%	3/20/24	JPY	500,000	5,105
Japan	1.900%	6/20/25	JPY	1,150,000	11,970
Japan	1.900%	12/20/28	JPY	7,160,000	78,000
Japan	1.900%	3/20/29	JPY	4,150,000	45,326
Japan	1.900%	9/20/30	JPY	4,300,000	47,638
Japan	1.900%	3/20/31	JPY	6,000,000	66,746
Japan	1.900%	6/20/31	JPY	5,900,000	65,787
Japan	1.900%	9/20/42	JPY	11,380,000	133,341
Japan	1.900%	6/20/43	JPY	6,343,200	74,516
Japan	1.900%	3/20/53	JPY	3,100,000	37,626
Japan	2.000%	6/21/21	JPY	4,000,000	39,025
Japan	2.000%	12/20/25	JPY	3,260,000	34,405

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Japan	2.000%	3/20/27	JPY	1,000,000	10,751
Japan	2.000%	6/20/30	JPY	5,000,000	55,818
Japan	2.000%	12/20/30	JPY	3,000,000	33,652
Japan	2.000%	3/20/31	JPY	11,900,000	133,799
Japan	2.000%	12/20/33	JPY	500,000	5,737
Japan	2.000%	9/20/40	JPY	17,950,000	212,040
Japan	2.000%	9/20/41	JPY	12,800,000	151,945
Japan	2.000%	3/20/42	JPY	15,115,850	179,849
Japan	2.000%	3/20/52	JPY	4,800,000	59,403
Japan	2.100%	9/20/24	JPY	1,150,000	11,968
Japan	2.100%	6/20/25	JPY	3,000,000	31,623
Japan	2.100%	3/20/26	JPY	780,000	8,318
Japan	2.100%	12/20/26	JPY	5,000,000	53,967
Japan	2.100%	3/20/27	JPY	330,000	3,575
Japan	2.100%	12/20/27	JPY	2,000,000	21,897
Japan	2.100%	9/20/28	JPY	6,050,000	66,874
Japan	2.100%	12/20/28	JPY	600,000	6,652
Japan	2.100%	3/20/29	JPY	4,400,000	48,925
Japan	2.100%	6/20/29	JPY	5,450,000	60,778
Japan	2.100%	9/20/29	JPY	8,500,000	95,054
Japan	2.100%	12/20/29	JPY	7,500,000	84,106
Japan	2.100%	12/20/30	JPY	8,015,000	90,808
Japan	2.200%	3/20/26	JPY	800,000	8,591
Japan	2.200%	3/20/28	JPY	3,950,000	43,743
Japan	2.200%	9/20/28	JPY	1,200,000	13,377
Japan	2.200%	12/20/29	JPY	6,500,000	73,578
Japan	2.200%	3/20/30	JPY	6,300,000	71,513
Japan	2.200%	3/20/31	JPY	500,000	5,738
Japan	2.200%	9/20/39	JPY	8,870,000	107,478
Japan	2.200%	3/20/41	JPY	13,150,000	160,827
Japan	2.200%	3/20/49	JPY	1,560,000	19,894
Japan	2.200%	3/20/50	JPY	2,220,000	28,441
Japan	2.200%	3/20/51	JPY	3,000,000	38,595
Japan	2.300%	5/20/30	JPY	170,000	1,952
Japan	2.300%	3/20/35	JPY	2,500,000	29,994
Japan	2.300%	6/20/35	JPY	3,580,000	43,006
Japan	2.300%	12/20/35	JPY	2,510,000	30,245
Japan	2.300%	12/20/36	JPY	750,000	9,082
Japan	2.300%	3/20/39	JPY	4,430,000	54,306
Japan	2.300%	3/20/40	JPY	4,450,000	54,934
Japan	2.400%	3/20/28	JPY	5,850,000	65,839
Japan	2.400%	6/20/28	JPY	950,000	10,732
Japan	2.400%	3/20/34	JPY	3,700,000	44,603
Japan	2.400%	12/20/34	JPY	2,300,000	27,881
Japan	2.400%	3/20/37	JPY	3,600,000	44,228
Japan	2.400%	9/20/38	JPY	2,500,000	30,963
Japan	2.400%	3/20/48	JPY	800,000	10,544
Japan	2.500%	6/20/34	JPY	2,000,000	24,443
Japan	2.500%	9/20/34	JPY	400,000	4,898
Japan	2.500%	9/20/35	JPY	1,000,000	12,339
Japan	2.500%	3/20/36	JPY	2,200,000	27,232
Japan	2.500%	6/20/36	JPY	1,400,000	17,356
Japan	2.500%	9/20/36	JPY	600,000	7,450
Japan	2.500%	3/20/38	JPY	2,800,000	35,037

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	3,500	4,989
10	Japan Expressway Holding & Debt
	Repayment Agency	0.090%	9/30/27	JPY	2,440,000	22,187
10	Japan Expressway Holding & Debt
	Repayment Agency	0.140%	4/30/27	JPY	2,200,000	19,994
10	Japan Expressway Holding & Debt
	Repayment Agency	0.149%	7/31/36	JPY	2,000,000	17,068
10	Japan Expressway Holding & Debt
	Repayment Agency	0.155%	8/31/27	JPY	2,100,000	19,226
	Japan Expressway Holding & Debt
	Repayment Agency	0.160%	11/30/27	JPY	600,000	5,491
10	Japan Expressway Holding & Debt
	Repayment Agency	0.170%	10/29/27	JPY	2,200,000	20,148
	Japan Expressway Holding & Debt
	Repayment Agency	0.185%	1/31/28	JPY	1,500,000	13,756
10	Japan Expressway Holding & Debt
	Repayment Agency	0.306%	4/30/36	JPY	1,200,000	10,559
10	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/31/25	JPY	400,000	3,716
10	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/30/26	JPY	751,000	6,996
10	Japan Expressway Holding & Debt
	Repayment Agency	0.379%	12/26/25	JPY	1,000,000	9,373
10	Japan Expressway Holding & Debt
	Repayment Agency	0.397%	10/31/36	JPY	200,000	1,783
10	Japan Expressway Holding & Debt
	Repayment Agency	0.414%	2/28/25	JPY	409,000	3,840
10	Japan Expressway Holding & Debt
	Repayment Agency	0.450%	3/31/25	JPY	1,000,000	9,387
10	Japan Expressway Holding & Debt
	Repayment Agency	0.466%	12/27/24	JPY	2,000,000	18,780
10	Japan Expressway Holding & Debt
	Repayment Agency	0.495%	11/29/24	JPY	1,520,000	14,291
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	9/17/38	JPY	200,000	1,742
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	3/18/39	JPY	200,000	1,747
10	Japan Expressway Holding & Debt
	Repayment Agency	0.509%	5/30/25	JPY	480,000	4,535
10	Japan Expressway Holding & Debt
	Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,425
10	Japan Expressway Holding & Debt
	Repayment Agency	0.541%	4/28/23	JPY	800,000	7,511
10	Japan Expressway Holding & Debt
	Repayment Agency	0.601%	7/31/24	JPY	2,000,000	18,906
10	Japan Expressway Holding & Debt
	Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,474
10	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	2/29/24	JPY	2,000,000	18,955
10	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,488
10	Japan Expressway Holding & Debt
	Repayment Agency	0.668%	3/17/23	JPY	800,000	7,552

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,473
10	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,489
10	Japan Expressway Holding & Debt
	Repayment Agency	0.693%	12/28/23	JPY	500,000	4,744
	Japan Expressway Holding & Debt
	Repayment Agency	0.765%	9/20/22	JPY	200,000	1,883
	Japan Expressway Holding & Debt
	Repayment Agency	0.796%	9/20/22	JPY	300,000	2,828
10	Japan Expressway Holding & Debt
	Repayment Agency	0.801%	8/31/22	JPY	800,000	7,566
10	Japan Expressway Holding & Debt
	Repayment Agency	0.805%	11/30/22	JPY	1,500,000	14,216
10	Japan Expressway Holding & Debt
	Repayment Agency	0.815%	2/28/23	JPY	500,000	4,749
10	Japan Expressway Holding & Debt
	Repayment Agency	0.819%	9/30/22	JPY	1,500,000	14,206
10	Japan Expressway Holding & Debt
	Repayment Agency	0.834%	1/31/23	JPY	900,000	8,551
10	Japan Expressway Holding & Debt
	Repayment Agency	0.839%	7/29/22	JPY	500,000	4,734
10	Japan Expressway Holding & Debt
	Repayment Agency	0.882%	6/30/23	JPY	800,000	7,645
10	Japan Expressway Holding & Debt
	Repayment Agency	0.895%	6/30/22	JPY	1,200,000	11,379
10	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	10/30/20	JPY	1,300,000	12,157
10	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	11/30/20	JPY	100,000	936
10	Japan Expressway Holding & Debt
	Repayment Agency	0.911%	7/31/23	JPY	1,000,000	9,575
10	Japan Expressway Holding & Debt
	Repayment Agency	0.934%	1/31/36	JPY	3,600,000	35,262
10	Japan Expressway Holding & Debt
	Repayment Agency	0.970%	1/31/35	JPY	2,200,000	21,755
10	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	8/31/20	JPY	100,000	936
10	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	9/30/20	JPY	100,000	937
10	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/27/19	JPY	100,000	933
10	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/28/20	JPY	100,000	944
10	Japan Expressway Holding & Debt
	Repayment Agency	1.240%	7/31/35	JPY	500,000	5,137
10	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	5/29/20	JPY	100,000	939
10	Japan Expressway Holding & Debt
	Repayment Agency	1.400%	7/31/19	JPY	301,000	2,802
10	Japan Expressway Holding & Debt
	Repayment Agency	1.427%	7/31/34	JPY	600,000	6,310
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	5/31/19	JPY	75,000	697

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	6/28/19	JPY	702,000	6,533
10	Japan Expressway Holding & Debt
	Repayment Agency	1.600%	10/31/18	JPY	501,000	4,619
10	Japan Expressway Holding & Debt
	Repayment Agency	1.700%	7/31/18	JPY	900,000	8,266
10	Japan Expressway Holding & Debt
	Repayment Agency	2.100%	12/28/29	JPY	500,000	5,543
10	Japan Expressway Holding & Debt
	Repayment Agency	2.300%	2/29/40	JPY	200,000	2,416
	Japan Expressway Holding & Debt
	Repayment Agency	2.340%	10/20/27	JPY	700,000	7,674
	Japan Expressway Holding & Debt
	Repayment Agency	2.370%	9/20/28	JPY	50,000	552
	Japan Expressway Holding & Debt
	Repayment Agency	2.420%	6/20/28	JPY	880,000	9,726
	Japan Expressway Holding & Debt
	Repayment Agency	2.450%	3/19/26	JPY	180,000	1,938
	Japan Expressway Holding & Debt
	Repayment Agency	2.700%	3/20/48	JPY	200,000	2,662
	Japan Expressway Holding & Debt
	Repayment Agency	2.870%	12/20/46	JPY	80,000	1,094
	Japan Expressway Holding & Debt
	Repayment Agency	2.960%	3/19/46	JPY	250,000	3,441
10	Japan Expressway Holding and Debt
	Repayment Agency	0.130%	6/30/27	JPY	300,000	2,743
10	Japan Finance Corp.	0.160%	9/16/20	JPY	800,000	7,346
10	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,585
10	Japan Finance Organization for
	Municipalities	0.001%	6/30/20	JPY	1,400,000	12,796
10	Japan Finance Organization for
	Municipalities	0.020%	3/13/26	JPY	100,000	910
10	Japan Finance Organization for
	Municipalities	0.110%	5/21/27	JPY	1,500,000	13,721
10	Japan Finance Organization for
	Municipalities	0.140%	4/16/27	JPY	1,200,000	10,994
10	Japan Finance Organization for
	Municipalities	0.160%	7/16/27	JPY	1,000,000	9,171
	Japan Finance Organization for
	Municipalities	0.160%	11/15/27	JPY	2,000,000	18,384
	Japan Finance Organization For
	Municipalities	0.185%	1/21/28	JPY	2,000,000	18,342
10	Japan Finance Organization for
	Municipalities	0.202%	4/24/20	JPY	2,000,000	18,371
10	Japan Finance Organization for
	Municipalities	0.250%	10/29/18	JPY	900,000	8,237
10	Japan Finance Organization for
	Municipalities	0.311%	7/28/23	JPY	1,800,000	16,700
10	Japan Finance Organization for
	Municipalities	0.320%	1/19/26	JPY	1,000,000	9,317
10	Japan Finance Organization for
	Municipalities	0.391%	4/25/25	JPY	225,000	2,104
10	Japan Finance Organization for
	Municipalities	0.484%	6/13/25	JPY	100,000	941

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Japan Finance Organization for
	Municipalities	0.576%	9/24/21	JPY	600,000	5,592
	Japan Finance Organization for
	Municipalities	0.576%	4/28/23	JPY	800,000	7,485
10	Japan Finance Organization for
	Municipalities	0.644%	6/14/24	JPY	2,000,000	18,958
10	Japan Finance Organization for
	Municipalities	0.660%	2/16/24	JPY	1,000,000	9,476
10	Japan Finance Organization for
	Municipalities	0.660%	5/21/24	JPY	2,970,000	28,173
10	Japan Finance Organization for
	Municipalities	0.668%	3/17/23	JPY	370,000	3,489
10	Japan Finance Organization for
	Municipalities	0.669%	11/17/23	JPY	1,579,000	14,954
10	Japan Finance Organization for
	Municipalities	0.669%	4/12/24	JPY	1,550,000	14,705
	Japan Finance Organization for
	Municipalities	0.678%	3/28/23	JPY	500,000	4,699
	Japan Finance Organization for
	Municipalities	0.801%	10/28/22	JPY	800,000	7,543
10	Japan Finance Organization for
	Municipalities	0.801%	9/15/23	JPY	50,000	476
10	Japan Finance Organization for
	Municipalities	0.815%	2/17/23	JPY	1,500,000	14,192
	Japan Finance Organization for
	Municipalities	0.875%	9/22/21	EUR	5,000	6,176
10	Japan Finance Organization for
	Municipalities	0.882%	6/16/23	JPY	1,000,000	9,553
10	Japan Finance Organization for
	Municipalities	0.900%	11/17/20	JPY	100,000	936
10	Japan Finance Organization for
	Municipalities	0.900%	3/14/22	JPY	600,000	5,673
	Japan Finance Organization for
	Municipalities	0.922%	7/28/23	JPY	300,000	2,860
10	Japan Finance Organization for
	Municipalities	0.977%	4/22/22	JPY	2,200,000	20,885
10	Japan Finance Organization for
	Municipalities	1.400%	12/14/18	JPY	310,000	2,858
10	Japan Finance Organization for
	Municipalities	1.400%	4/15/19	JPY	800,000	7,418
10	Japan Finance Organization for
	Municipalities	1.600%	10/16/18	JPY	200,000	1,841
	Japan Finance Organization for
	Municipalities	1.770%	9/25/18	JPY	400,000	3,679
10	Japan Finance Organization for
	Municipalities	1.900%	6/22/18	JPY	500,000	4,582
	Japan Finance Organization for
	Municipalities	1.970%	6/20/18	JPY	500,000	4,584
	Japan Finance Organization for
	Municipalities	2.290%	4/27/29	JPY	80,000	889
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,878
10	Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	4,734
	Japan Highway Public Corp.	2.700%	6/20/22	JPY	390,000	3,950
	Major Joint Local Government Bond	0.180%	1/25/27	JPY	3,000,000	27,485

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Major Joint Local Government Bond	0.180%	4/25/28	JPY	1,200,000	10,953
Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,900,000	17,426
Major Joint Local Government Bond	0.215%	10/25/27	JPY	700,000	6,412
Major Joint Local Government Bond	0.240%	2/25/28	JPY	399,000	3,665
Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,700,000	15,602
Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	34,051
Major Joint Local Government Bond	0.448%	2/25/25	JPY	2,300,000	21,502
Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	22,445
Major Joint Local Government Bond	0.470%	3/25/25	JPY	4,750,000	44,467
Major Joint Local Government Bond	0.496%	11/25/25	JPY	1,000,000	9,390
Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,600,000	15,026
Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,600,000	24,487
Major Joint Local Government Bond	0.553%	5/23/25	JPY	5,100,000	48,035
Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,243,700	11,719
Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	14,110
Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,706
Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,603
Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,567
Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,440,000	13,597
Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,786
Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,598
Major Joint Local Government Bond	0.710%	12/25/23	JPY	3,700,000	35,043
Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,772
Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	14,250
Major Joint Local Government Bond	0.800%	11/25/22	JPY	250,000	2,365
Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,574
Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,803
Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,778
Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,782
Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,894
Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,727
Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,796
Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	10,316
Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,733
Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,893
Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,221
Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	934
Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,797
Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	938
Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,790
Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,880
Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	921
Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	933
Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	919
Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,220
Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	932
Metropolitan Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,569
Metropolitan Expressway Co. Ltd.	0.030%	9/17/21	JPY	300,000	2,740
Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	600,000	5,487
Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,839
Shoko Chukin Bank Ltd.	0.020%	12/27/19	JPY	1,700,000	15,531
Shoko Chukin Bank Ltd.	0.020%	3/27/20	JPY	200,000	1,826
Shoko Chukin Bank Ltd.	0.070%	8/27/20	JPY	1,000,000	9,138
Shoko Chukin Bank Ltd.	0.140%	6/27/18	JPY	1,800,000	16,466

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Shoko Chukin Bank Ltd.	0.170%	9/27/18	JPY	2,500,000	22,875
Shoko Chukin Bank Ltd.	0.220%	11/27/20	JPY	1,100,000	10,091
Shoko Chukin Bank Ltd.	0.230%	10/27/20	JPY	1,300,000	11,927
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	2,000,000	18,376
Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,322
Tokyo Metropolitan Government	0.426%	12/20/24	JPY	100,000	934
Tokyo Metropolitan Government	0.435%	3/19/25	JPY	2,438,000	22,802
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	600,000	5,620
Tokyo Metropolitan Government	0.456%	9/19/25	JPY	500,000	4,686
Tokyo Metropolitan Government	0.475%	9/19/25	JPY	1,100,000	10,323
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	7,048
Tokyo Metropolitan Government	0.505%	9/20/24	JPY	700,000	6,571
Tokyo Metropolitan Government	0.533%	6/20/25	JPY	500,000	4,710
Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,612
Tokyo Metropolitan Government	0.690%	3/19/24	JPY	100,000	947
Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,258
Tokyo Metropolitan Government	0.720%	12/20/23	JPY	30,000	284
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	18,973
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,748
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,832
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,608
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,889
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,727
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	1,031
Tokyo Metropolitan Government	1.380%	9/20/19	JPY	450,000	4,194
Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,753
Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,862
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,102
West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	500,000	4,571
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	220,000	2,005
					21,418,242
Total Japan (Cost $20,811,706)					21,800,194
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	1,510	2,642
Total Jersey, C.I. (Cost $2,586)					2,642
Latvia (0.0%)
Sovereign Bonds (0.0%)
2 Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,295
Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,295
Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,384
Total Latvia (Cost $3,769)					3,974
Lithuania (0.0%)
Sovereign Bond (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	13,800	18,390
Total Lithuania (Cost $16,994)					18,390
Luxembourg (0.0%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Nord/LB Covered Finance Bank SA	0.250%	3/10/20	EUR	10,000	12,157

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Corporate Bond (0.0%)
Dream Global Funding I Sarl	1.375%	12/21/21	EUR	8,000	9,669

Sovereign Bonds (0.0%)
Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	5,287
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	4,135
Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	5,210
					14,632
Total Luxembourg (Cost $33,859)					36,458
Malaysia (0.6%)
Sovereign Bonds (0.6%)
Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,746
Federation of Malaysia	3.480%	3/15/23	MYR	110,000	27,509
Federation of Malaysia	3.492%	3/31/20	MYR	30,000	7,619
Federation of Malaysia	3.580%	9/28/18	MYR	20,000	5,101
Federation of Malaysia	3.654%	10/31/19	MYR	275,000	70,129
Federation of Malaysia	3.795%	9/30/22	MYR	160,000	40,642
Federation of Malaysia	3.800%	8/17/23	MYR	50,000	12,645
Federation of Malaysia	3.844%	4/15/33	MYR	223,000	51,852
Federation of Malaysia	3.900%	11/30/26	MYR	130,000	32,363
Federation of Malaysia	3.955%	9/15/25	MYR	427,000	107,156
Federation of Malaysia	4.048%	9/30/21	MYR	30,000	7,704
Federation of Malaysia	4.059%	9/30/24	MYR	50,000	12,710
Federation of Malaysia	4.127%	4/15/32	MYR	25,000	6,089
Federation of Malaysia	4.160%	7/15/21	MYR	190,000	48,953
Federation of Malaysia	4.181%	7/15/24	MYR	142,000	36,382
Federation of Malaysia	4.232%	6/30/31	MYR	20,000	4,899
Federation of Malaysia	4.254%	5/31/35	MYR	105,000	24,888
Federation of Malaysia	4.378%	11/29/19	MYR	110,000	28,353
Federation of Malaysia	4.392%	4/15/26	MYR	70,000	18,060
Federation of Malaysia	4.498%	4/15/30	MYR	140,000	35,503
Federation of Malaysia	4.736%	3/15/46	MYR	35,000	8,647
Federation of Malaysia	4.762%	4/7/37	MYR	46,600	11,796
Total Malaysia (Cost $612,181)					602,746
Mexico (0.8%)
Corporate Bonds (0.1%)
America Movil SAB de CV	1.500%	3/10/24	EUR	600	746
America Movil SAB de CV	2.125%	3/10/28	EUR	5,100	6,446
America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,279
America Movil SAB de CV	4.125%	10/25/19	EUR	10,000	12,806
America Movil SAB de CV	4.375%	8/7/41	GBP	4,000	6,530
America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	7,091
America Movil SAB de CV	5.000%	10/27/26	GBP	2,300	3,752
America Movil SAB de CV	5.750%	6/28/30	GBP	200	351
1 America Movil SAB de CV	6.375%	9/6/73	GBP	8,200	12,275
1 America Movil SAB de CV	6.375%	9/6/73	EUR	5,000	7,230
					60,506
Sovereign Bonds (0.7%)
Mexican Bonos	5.750%	3/5/26	MXN	850,000	41,021
Petroleos Mexicanos	2.750%	4/21/27	EUR	20,000	22,487
Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,279
Petroleos Mexicanos	3.750%	2/21/24	EUR	500	639

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Petroleos Mexicanos	3.750%	4/16/26	EUR	700	864
Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	16,775
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,750	4,597
United Mexican States	1.375%	1/15/25	EUR	29,540	35,284
United Mexican States	1.625%	3/6/24	EUR	3,000	3,678
United Mexican States	1.750%	4/17/28	EUR	15,900	18,655
United Mexican States	2.375%	4/9/21	EUR	4,667	5,988
United Mexican States	2.750%	4/22/23	EUR	7,000	9,159
United Mexican States	3.000%	3/6/45	EUR	7,400	8,716
United Mexican States	3.375%	2/23/31	EUR	8,000	10,817
United Mexican States	3.625%	4/9/29	EUR	4,000	5,525
United Mexican States	4.000%	3/15/15	EUR	2,700	3,107
United Mexican States	5.000%	12/11/19	MXN	765,000	39,512
United Mexican States	5.625%	3/19/14	GBP	4,000	5,838
United Mexican States	6.500%	6/10/21	MXN	2,387,500	124,729
United Mexican States	6.500%	6/9/22	MXN	1,850,000	95,944
United Mexican States	7.500%	6/3/27	MXN	725,000	38,837
United Mexican States	7.750%	5/29/31	MXN	445,000	24,120
United Mexican States	7.750%	11/23/34	MXN	510,000	27,620
United Mexican States	7.750%	11/13/42	MXN	1,138,000	61,541
United Mexican States	8.000%	6/11/20	MXN	504,500	27,344
United Mexican States	8.000%	12/7/23	MXN	472,600	26,020
United Mexican States	8.000%	11/7/47	MXN	125,000	6,933
United Mexican States	8.500%	5/31/29	MXN	200,000	11,469
United Mexican States	8.500%	11/18/38	MXN	425,000	24,730
United Mexican States	10.000%	12/5/24	MXN	1,133,500	68,940
United Mexican States	10.000%	11/20/36	MXN	160,000	10,551
					782,719
Total Mexico (Cost $931,164)					843,225
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,665
Kingdom of Morocco	4.500%	10/5/20	EUR	2,000	2,653
Total Morocco (Cost $5,042)					5,318
Netherlands (2.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
ABN AMRO Bank NV	1.000%	4/13/31	EUR	7,400	8,659
ABN AMRO Bank NV	1.125%	1/12/32	EUR	2,800	3,303
ABN AMRO Bank NV	1.500%	9/30/30	EUR	24,700	30,843
ABN AMRO Bank NV	1.875%	7/31/19	EUR	22,500	27,928
ABN AMRO Bank NV	2.375%	1/23/24	EUR	21,400	28,723
ABN AMRO Bank NV	2.500%	9/5/23	EUR	7,000	9,427
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	4,085
ABN AMRO Bank NV	3.500%	9/21/22	EUR	1,100	1,521
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,809
Aegon Bank NV	0.250%	5/25/23	EUR	5,000	5,994
Aegon Bank NV	0.750%	6/27/27	EUR	2,500	2,959
ING Bank NV	1.875%	5/22/23	EUR	17,400	22,691
ING Bank NV	2.000%	8/28/20	EUR	10,000	12,700
ING Bank NV	3.375%	1/10/22	EUR	1,100	1,491
ING Bank NV	3.625%	8/31/21	EUR	500	677
ING Bank NV	4.750%	5/27/19	EUR	950	1,209

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
NIBC Bank NV	0.250%	4/22/22	EUR	20,235	24,496
1 NIBC Bank NV	0.625%	6/1/58	EUR	1,600	1,897
					195,412
Corporate Bonds (0.7%)
ABN AMRO Bank NV	0.625%	5/31/22	EUR	600	732
ABN AMRO Bank NV	0.875%	1/14/26	EUR	1,000	1,227
ABN AMRO Bank NV	1.000%	6/30/20	GBP	1,400	1,913
ABN AMRO Bank NV	1.375%	6/7/22	GBP	1,800	2,444
ABN AMRO Bank NV	1.375%	1/12/37	EUR	21,400	25,303
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	3,989
1 ABN AMRO Bank NV	2.875%	6/30/25	EUR	10,000	12,678
ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,500	7,613
ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,600	6,505
ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	9,812
Achmea BV	2.500%	11/19/20	EUR	2,500	3,198
1 Achmea BV	6.000%	4/4/43	EUR	2,100	2,945
Aegon Bank NV	0.375%	11/21/24	EUR	10,000	11,876
Aegon NV	1.000%	12/8/23	EUR	1,100	1,347
1 Aegon NV	4.000%	4/25/44	EUR	2,500	3,310
Aegon NV	6.625%	12/16/39	GBP	1,000	2,110
Akzo Nobel NV	1.125%	4/8/26	EUR	7,000	8,318
ASML Holding NV	1.625%	5/28/27	EUR	1,400	1,731
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,377
1 ASR Nederland NV	5.125%	9/29/45	EUR	100	140
Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	14,115	17,094
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	1,100	1,318
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	10,000	12,252
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	7,500	8,957
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	100	124
Cooperatieve Rabobank UA	2.000%	2/6/19	CHF	1,000	1,029
Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	8,900	9,602
Cooperatieve Rabobank UA	2.250%	3/23/22	GBP	500	707
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,000	6,585
1 Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	5,250	6,668
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	4,905
Cooperatieve Rabobank UA	3.625%	7/2/19	CHF	2,500	2,645
Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	19,150	25,154
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	5,700	7,886
Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	5,800	7,966
Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,836
Cooperatieve Rabobank UA	4.125%	1/14/20	EUR	10,050	13,014
Cooperatieve Rabobank UA	4.125%	1/12/21	EUR	6,400	8,574
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	10,993
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	15,000	22,198
Cooperatieve Rabobank UA	4.375%	6/7/21	EUR	100	137
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	4,108	6,816
Cooperatieve Rabobank UA	4.625%	1/13/21	GBP	1,000	1,491
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	5,500	8,511
Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,000	7,113
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	12,212	19,590
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,519
Cooperatieve Rabobank UA	5.875%	5/20/19	EUR	10,000	12,814
1 Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	13,000	20,595
EXOR NV	2.500%	10/8/24	EUR	10,000	13,014

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Heineken NV	1.375%	1/29/27	EUR	100	122
Heineken NV	1.500%	12/7/24	EUR	5,100	6,379
Heineken NV	1.500%	10/3/29	EUR	500	599
Heineken NV	2.000%	4/6/21	EUR	1,000	1,274
Heineken NV	2.125%	8/4/20	EUR	18,000	22,762
Heineken NV	2.875%	8/4/25	EUR	5,900	8,027
ING Bank NV	0.700%	4/16/20	EUR	100	123
ING Bank NV	0.750%	11/24/20	EUR	2,600	3,196
ING Bank NV	0.750%	2/22/21	EUR	10,700	13,162
ING Bank NV	1.250%	12/13/19	EUR	15,896	19,633
1 ING Bank NV	3.625%	2/25/26	EUR	15,000	19,615
ING Bank NV	4.500%	2/21/22	EUR	10,600	14,845
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,364
ING Bank NV	5.375%	4/15/21	GBP	3,000	4,591
ING Groep NV	0.750%	3/9/22	EUR	30,300	36,937
ING Groep NV	1.125%	2/14/25	EUR	1,500	1,800
JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,851
Koninklijke DSM NV	0.750%	9/28/26	EUR	100	118
Koninklijke DSM NV	1.000%	4/9/25	EUR	3,200	3,899
Koninklijke DSM NV	1.750%	11/13/19	EUR	1,000	1,237
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,700	2,249
Koninklijke KPN NV	0.625%	4/9/25	EUR	10,000	11,607
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	7,364
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,575
Koninklijke KPN NV	4.250%	3/1/22	EUR	100	138
Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,835
Koninklijke KPN NV	5.750%	9/17/29	GBP	3,000	5,130
LeasePlan Corp. NV	0.750%	10/3/22	EUR	1,575	1,896
Nationale-Nederlanden Bank NV	0.500%	10/10/24	EUR	800	960
NIBC Bank NV	1.500%	1/31/22	EUR	18,484	22,904
NN Group NV	1.000%	3/18/22	EUR	10,000	12,333
NN Group NV	4.500%	7/15/49	EUR	5,500	7,254
1 NN Group NV	4.625%	4/8/44	EUR	2,600	3,528
PostNL NV	1.000%	11/21/24	EUR	1,100	1,317
Rabobank Capital Funding Trust IV	5.556%	10/29/49	GBP	1,600	2,301
Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	1,010
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,385
Shell International Finance BV	0.375%	2/15/25	EUR	15,000	17,636
Shell International Finance BV	0.750%	5/12/24	EUR	15,000	18,210
Shell International Finance BV	1.250%	5/12/28	EUR	600	726
Shell International Finance BV	1.625%	3/24/21	EUR	10,000	12,626
Shell International Finance BV	2.000%	12/20/19	GBP	7,500	10,472
Unilever NV	1.375%	7/31/29	EUR	5,100	6,129
Unilever plc	1.125%	2/3/22	GBP	1,200	1,635
Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,681
					695,110
Sovereign Bonds (1.9%)
Alliander NV	2.875%	6/14/24	EUR	500	683
Bank Nederlandse Gemeenten NV	0.050%	7/13/24	EUR	15,000	17,751
Bank Nederlandse Gemeenten NV	0.250%	6/7/24	EUR	6,000	7,191
Bank Nederlandse Gemeenten NV	0.375%	1/14/22	EUR	5,000	6,130
Bank Nederlandse Gemeenten NV	0.500%	8/26/22	EUR	37,000	45,511
Bank Nederlandse Gemeenten NV	0.625%	6/19/27	EUR	20,000	23,777
Bank Nederlandse Gemeenten NV	1.000%	1/12/26	EUR	5,000	6,198

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Bank Nederlandse Gemeenten NV	1.125%	5/24/21	GBP	1,900	2,613
Bank Nederlandse Gemeenten NV	1.125%	9/4/24	EUR	1,400	1,766
Bank Nederlandse Gemeenten NV	1.375%	10/21/30	EUR	6,000	7,439
Bank Nederlandse Gemeenten NV	1.500%	3/29/38	EUR	3,000	3,620
Bank Nederlandse Gemeenten NV	1.875%	6/6/19	EUR	33,200	41,113
Bank Nederlandse Gemeenten NV	1.875%	1/14/21	EUR	12,000	15,316
Bank Nederlandse Gemeenten NV	2.250%	10/14/20	CHF	7,000	7,542
Bank Nederlandse Gemeenten NV	2.250%	8/30/22	EUR	5,000	6,603
Bank Nederlandse Gemeenten NV	2.500%	10/14/19	CHF	3,920	4,134
Bank Nederlandse Gemeenten NV	3.250%	7/15/25	AUD	10,000	7,531
Bank Nederlandse Gemeenten NV	3.300%	7/17/28	AUD	15,000	11,185
Bank Nederlandse Gemeenten NV	3.750%	1/14/20	EUR	5,000	6,469
Bank Nederlandse Gemeenten NV	3.875%	5/26/23	EUR	3,000	4,293
Bank Nederlandse Gemeenten NV	4.750%	3/6/23	AUD	15,000	12,260
Bank Nederlandse Gemeenten NV	5.200%	12/7/28	GBP	3,200	5,749
Bank Nederlandse Gemeenten NV	5.250%	5/20/24	AUD	5,000	4,210
Eneco Holding NV	3.250%	12/29/49	EUR	3,600	4,645
Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,899
2 Kingdom of Netherlands	0.000%	1/15/22	EUR	80,000	97,469
Kingdom of Netherlands	0.250%	1/15/20	EUR	55,000	67,398
2 Kingdom of Netherlands	0.250%	7/15/25	EUR	111,000	133,136
2 Kingdom of Netherlands	0.500%	7/15/26	EUR	72,000	87,158
2 Kingdom of Netherlands	0.750%	7/15/27	EUR	70,000	85,773
2 Kingdom of Netherlands	1.750%	7/15/23	EUR	147,000	193,500
2 Kingdom of Netherlands	2.000%	7/15/24	EUR	71,600	96,127
2 Kingdom of Netherlands	2.250%	7/15/22	EUR	57,500	76,528
2 Kingdom of Netherlands	2.500%	1/15/33	EUR	89,700	131,618
2 Kingdom of Netherlands	2.750%	1/15/47	EUR	68,657	113,582
2 Kingdom of Netherlands	3.250%	7/15/21	EUR	63,900	86,175
2 Kingdom of Netherlands	3.500%	7/15/20	EUR	30,603	40,271
Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	14,258
2 Kingdom of Netherlands	3.750%	1/15/42	EUR	37,580	70,180
2 Kingdom of Netherlands	4.000%	7/15/19	EUR	75,000	95,658
2 Kingdom of Netherlands	4.000%	1/15/37	EUR	74,000	134,745
Kingdom of Netherlands	5.500%	1/15/28	EUR	45,000	79,511
Nederlandse Financierings Maatschappij
voor Ontwikkelingslanden NV	0.125%	11/4/20	EUR	518	633
Nederlandse Financierings Maatschappij
voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,706
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,983
Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,731
Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	11,600	14,243
Nederlandse Waterschapsbank NV	0.625%	7/3/19	EUR	10,000	12,232
Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	40,000	40,423
Nederlandse Waterschapsbank NV	0.875%	12/20/21	GBP	2,000	2,716
Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	18,200	21,253
Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	9,000	11,165
Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,526
Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,420
Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,817
Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	14,613
Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	6,651
Nederlandse Waterschapsbank NV	3.875%	2/17/20	EUR	1,500	1,951
Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	10,000	19,194

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Stedin Holding NV	0.875%	10/24/25	EUR	2,200	2,641
TenneT Holding BV	1.375%	6/26/29	EUR	20,273	24,440
TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,951
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	2,101
					2,067,105
Total Netherlands (Cost $2,797,804)					2,957,627
New Zealand (0.2%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	6,127

Corporate Bonds (0.0%)
ANZ New Zealand International Ltd.	0.625%	6/1/21	EUR	1,200	1,467
ASB Finance Ltd.	0.500%	6/17/20	EUR	7,912	9,648
ASB Finance Ltd.	0.500%	6/10/22	EUR	20,886	25,182
ASB Finance Ltd.	0.625%	10/18/24	EUR	3,125	3,759
Bank of New Zealand	4.426%	6/18/20	NZD	2,000	1,451
BNZ International Funding Ltd.	0.125%	6/17/21	EUR	1,000	1,208
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	100	119
Chorus Ltd.	6.750%	4/6/20	GBP	1,100	1,655
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,520	1,786
Fonterra Co-operative Group Ltd.	4.500%	6/30/21	AUD	1,500	1,180
					47,455
Sovereign Bonds (0.2%)
New Zealand	2.750%	4/15/25	NZD	60,000	42,500
New Zealand	2.750%	4/15/37	NZD	10,000	6,403
New Zealand	3.000%	4/15/20	NZD	42,300	30,396
New Zealand	3.500%	4/14/33	NZD	20,000	14,559
New Zealand	4.500%	4/15/27	NZD	11,000	8,754
New Zealand	5.000%	3/15/19	NZD	30,000	21,683
New Zealand	5.500%	4/15/23	NZD	25,000	20,145
New Zealand	6.000%	5/15/21	NZD	27,500	21,577
New Zealand Local Government Funding
Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,489
New Zealand Local Government Funding
Agency Ltd.	5.500%	4/15/23	NZD	5,000	3,910
New Zealand Local Government Funding
Agency Ltd.	6.000%	5/15/21	NZD	4,000	3,085
					174,501
Total New Zealand (Cost $225,447)					228,083
Norway (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
DNB Boligkreditt AS	0.250%	4/18/23	EUR	1,000	1,201
DNB Boligkreditt AS	0.250%	9/7/26	EUR	100	115
DNB Boligkreditt AS	0.375%	10/20/20	EUR	14,000	17,118
DNB Boligkreditt AS	0.375%	1/14/21	EUR	7,000	8,556
DNB Boligkreditt AS	0.375%	11/20/24	EUR	20,000	23,773
DNB Boligkreditt AS	1.875%	11/21/22	EUR	13,000	16,834
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	23,242
DNB Boligkreditt AS	3.875%	6/16/21	EUR	17,900	24,218
DNB Boligkreditt AS	5.000%	5/25/21	NOK	20,500	2,805
Eika Boligkreditt AS	0.375%	4/20/23	EUR	100	121

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Eika Boligkreditt AS	0.375%	2/26/25	EUR	1,500	1,777
Eika Boligkreditt AS	2.000%	6/19/19	EUR	10,000	12,390
Eika Boligkreditt AS	2.125%	1/30/23	EUR	7,000	9,166
SpareBank 1 Boligkreditt AS	0.050%	1/25/22	EUR	10,000	12,030
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	12,330
SpareBank 1 Boligkreditt AS	1.500%	1/20/20	EUR	34,400	42,780
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	13,749
SpareBank 1 Boligkreditt AS	3.375%	9/7/21	EUR	10,000	13,409
Sparebanken Vest Boligkreditt AS	0.750%	2/27/25	EUR	10,000	12,151
SR-Boligkreditt AS	0.125%	9/8/21	EUR	2,500	3,024
SR-Boligkreditt AS	0.500%	9/28/20	EUR	2,500	3,062
SR-Boligkreditt AS	0.750%	1/18/23	EUR	10,000	12,312
					266,163
Corporate Bonds (0.1%)
DNB Bank ASA	4.250%	1/27/20	GBP	7,500	10,848
DNB Bank ASA	4.250%	1/18/22	EUR	300	416
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	4,058
Santander Consumer Bank AS	0.250%	9/30/19	EUR	3,000	3,639
Santander Consumer Bank AS	0.375%	2/17/20	EUR	2,000	2,431
Santander Consumer Bank AS	0.750%	3/1/23	EUR	10,000	12,097
SpareBank 1 Boligkreditt AS	0.250%	8/30/26	EUR	2,000	2,301
SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	11,750	14,196
SpareBank 1 SMN	0.500%	3/9/22	EUR	2,000	2,413
SpareBank 1 SMN	0.750%	6/8/21	EUR	19,494	23,847
SpareBank 1 SMN	1.500%	5/20/19	EUR	5,600	6,879
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,880
SpareBank 1 SR-Bank ASA	0.375%	2/10/22	EUR	8,470	10,181
SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,100	12,862
SR-Boligkreditt AS	0.375%	10/3/24	EUR	500	595
1 Storebrand Livsforsikring AS	6.875%	4/4/43	EUR	100	146
					108,789
Sovereign Bonds (0.4%)
Avinor AS	1.000%	4/29/25	EUR	100	121
Equinor ASA	1.250%	2/17/27	EUR	8,000	9,763
2 Kingdom of Norway	1.500%	2/19/26	NOK	125,000	15,272
2 Kingdom of Norway	1.750%	3/13/25	NOK	175,000	21,891
2 Kingdom of Norway	1.750%	2/17/27	NOK	150,000	18,527
2 Kingdom of Norway	2.000%	5/24/23	NOK	386,650	49,385
2 Kingdom of Norway	2.000%	4/26/28	NOK	150,000	18,743
2 Kingdom of Norway	3.000%	3/14/24	NOK	414,900	55,760
2 Kingdom of Norway	3.750%	5/25/21	NOK	229,100	30,768
2 Kingdom of Norway	4.500%	5/22/19	NOK	372,850	48,274
Kommunalbanken AS	0.875%	5/24/27	EUR	24,700	29,774
Kommunalbanken AS	4.500%	7/18/22	AUD	3,500	2,811
Kommunalbanken AS	4.500%	4/17/23	AUD	5,248	4,243
Kommunalbanken AS	5.000%	3/28/19	NZD	10,000	7,204
Kommunalbanken AS	5.250%	7/15/24	AUD	4,800	4,055
Kommunalbanken AS	6.500%	4/12/21	AUD	5,000	4,184
Statkraft AS	2.500%	11/28/22	EUR	2,500	3,289
Statoil ASA	0.875%	2/17/23	EUR	20,800	25,590
Statoil ASA	1.625%	2/17/35	EUR	5,000	5,953
Statoil ASA	1.625%	11/9/36	EUR	200	235
Statoil ASA	2.000%	9/10/20	EUR	3,000	3,794
Statoil ASA	2.875%	9/10/25	EUR	11,400	15,733

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Statoil ASA	5.625%	3/11/21	EUR	22,700	31,725
Statoil ASA	6.875%	3/11/31	GBP	3,750	7,578
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,222
Telenor ASA	2.750%	6/27/22	EUR	5,000	6,632
Telenor ASA	4.125%	3/26/20	EUR	500	652
					425,178
Total Norway (Cost $774,167)					800,130
Peru (0.0%)
Sovereign Bonds (0.0%)
Republic of Peru	2.750%	1/30/26	EUR	14,000	18,536
Republic of Peru	3.750%	3/1/30	EUR	8,000	11,565
Total Peru (Cost $29,450)					30,101
Poland (0.5%)
Corporate Bond (0.0%)
ORLEN Capital AB	2.500%	6/30/21	EUR	100	129

Sovereign Bonds (0.5%)
Republic of Poland	0.875%	5/10/27	EUR	9,900	11,671
Republic of Poland	1.000%	10/25/28	EUR	900	1,059
Republic of Poland	1.375%	10/22/27	EUR	50	61
Republic of Poland	1.500%	4/25/20	PLN	120,000	34,189
Republic of Poland	1.500%	9/9/25	EUR	5,000	6,274
Republic of Poland	1.500%	1/19/26	EUR	40,800	51,043
Republic of Poland	1.750%	7/25/21	PLN	40,000	11,361
Republic of Poland	2.000%	10/25/46	EUR	300	364
Republic of Poland	2.250%	4/25/22	PLN	248,000	70,974
Republic of Poland	2.500%	1/25/23	PLN	7,000	2,007
Republic of Poland	2.500%	7/25/26	PLN	175,000	48,260
Republic of Poland	2.500%	7/25/27	PLN	175,000	47,740
Republic of Poland	3.250%	5/15/19	CHF	18,400	19,284
Republic of Poland	3.250%	7/25/19	PLN	55,800	16,274
Republic of Poland	3.250%	7/25/25	PLN	130,000	38,012
Republic of Poland	3.375%	7/9/24	EUR	5,000	7,000
Republic of Poland	3.750%	1/19/23	EUR	4,600	6,419
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,695
Republic of Poland	4.000%	10/25/23	PLN	207,875	63,766
Republic of Poland	4.200%	4/15/20	EUR	8,000	10,472
Republic of Poland	4.500%	1/18/22	EUR	6,500	9,130
Republic of Poland	5.250%	10/25/20	PLN	50,000	15,515
Republic of Poland	5.250%	1/20/25	EUR	7,400	11,503
Republic of Poland	5.500%	10/25/19	PLN	53,000	16,016
Republic of Poland	5.750%	10/25/21	PLN	126,100	40,542
Republic of Poland	5.750%	9/23/22	PLN	41,000	13,385
Republic of Poland	5.750%	4/25/29	PLN	23,850	8,496
					563,512
Total Poland (Cost $519,570)					563,641
Portugal (0.8%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	8,700	10,612

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.1%)
Banco Santander Totta SA	0.875%	4/25/24	EUR	100	123
Brisa Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	256
Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	13,100	16,738
EDP Finance BV	1.125%	2/12/24	EUR	26,400	32,080
EDP Finance BV	1.875%	9/29/23	EUR	8,700	11,076
EDP Finance BV	2.000%	4/22/25	EUR	10,000	12,615
EDP Finance BV	2.375%	3/23/23	EUR	600	781
EDP Finance BV	2.625%	1/18/22	EUR	10,955	14,291
EDP Finance BV	4.125%	6/29/20	EUR	5,400	7,086
EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,586
EDP Finance BV	8.625%	1/4/24	GBP	10,455	19,125
Ren Finance BV	1.750%	1/18/28	EUR	1,200	1,449
					119,206
Sovereign Bonds (0.7%)
Caixa Geral de Depositos SA	1.000%	1/27/22	EUR	4,900	6,044
2 Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	72,801	91,883
2 Portugal Obrigacoes do Tesouro OT	2.200%	10/17/22	EUR	65,000	85,167
2 Portugal Obrigacoes do Tesouro OT	2.875%	10/15/25	EUR	150,000	203,680
2 Portugal Obrigacoes do Tesouro OT	3.850%	4/15/21	EUR	81,000	109,165
2 Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	16,700	25,466
Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	54,400	80,205
2 Portuguese Republic	4.100%	2/15/45	EUR	44,000	67,829
					669,439
Total Portugal (Cost $763,136)					799,257
Romania (0.1%)
Sovereign Bonds (0.1%)
Republic of Romania	2.750%	10/29/25	EUR	11,385	14,883
Republic of Romania	2.875%	5/26/28	EUR	35,700	44,861
Republic of Romania	3.625%	4/24/24	EUR	5,000	6,891
Republic of Romania	4.625%	9/18/20	EUR	3,000	4,014
Republic of Romania	4.875%	11/7/19	EUR	7,000	9,085
Romania	2.375%	4/19/27	EUR	14,860	18,186
Total Romania (Cost $91,788)					97,920
Russia (0.4%)
Sovereign Bonds (0.4%)
Gazprom OAO Via Gaz Capital SA	2.750%	11/30/21	CHF	2,100	2,216
Gazprom OAO Via Gaz Capital SA	3.125%	11/17/23	EUR	500	626
Gazprom OAO Via Gaz Capital SA	3.389%	3/20/20	EUR	2,400	2,990
Gazprom OAO Via Gaz Capital SA	4.250%	4/6/24	GBP	3,643	5,150
Russian Federation	6.400%	5/27/20	RUB	1,150,000	18,216
Russian Federation	6.700%	5/15/19	RUB	4,700,000	74,883
Russian Federation	6.800%	12/11/19	RUB	3,135,715	50,012
Russian Federation	7.000%	1/25/23	RUB	1,525,000	24,487
Russian Federation	7.000%	8/16/23	RUB	2,100,000	33,717
Russian Federation	7.050%	1/19/28	RUB	2,650,000	41,795
Russian Federation	7.600%	4/14/21	RUB	1,600,000	26,101
Russian Federation	7.600%	7/20/22	RUB	2,600,000	42,611
Russian Federation	8.150%	2/3/27	RUB	3,000,000	50,793
Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	2,000	3,428
Total Russia (Cost $401,744)					377,025

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Singapore (0.4%)
Corporate Bonds (0.0%)
DBS Bank Ltd.	0.375%	1/23/24	EUR	31,000	37,009
United Overseas Bank Ltd.	0.125%	3/2/22	EUR	1,600	1,923
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	10,500	12,489
					51,421
Sovereign Bonds (0.4%)
Housing & Development Board	1.470%	7/19/21	SGD	30,000	21,976
Housing & Development Board	2.035%	9/16/26	SGD	9,750	6,932
Housing & Development Board	2.223%	5/28/19	SGD	14,000	10,572
Housing & Development Board	2.288%	9/19/19	SGD	20,000	15,113
Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,705
Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,519
Republic of Singapore	1.750%	4/1/22	SGD	20,000	14,873
Republic of Singapore	2.000%	7/1/20	SGD	20,000	15,100
Republic of Singapore	2.125%	6/1/26	SGD	20,000	14,677
Republic of Singapore	2.250%	6/1/21	SGD	45,000	34,105
Republic of Singapore	2.250%	8/1/36	SGD	25,000	17,364
Republic of Singapore	2.375%	6/1/25	SGD	40,000	30,029
Republic of Singapore	2.500%	6/1/19	SGD	15,000	11,396
Republic of Singapore	2.750%	7/1/23	SGD	10,000	7,720
Republic of Singapore	2.750%	4/1/42	SGD	21,450	15,776
Republic of Singapore	2.750%	3/1/46	SGD	12,500	9,155
Republic of Singapore	2.875%	7/1/29	SGD	3,000	2,315
Republic of Singapore	2.875%	9/1/30	SGD	10,000	7,699
Republic of Singapore	3.000%	9/1/24	SGD	16,000	12,483
Republic of Singapore	3.125%	9/1/22	SGD	69,000	54,120
Republic of Singapore	3.375%	9/1/33	SGD	31,800	25,769
Republic of Singapore	3.500%	3/1/27	SGD	45,000	36,557
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	4,033
					382,988
Total Singapore (Cost $434,222)					434,409
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Slovak Republic	0.000%	11/13/23	EUR	62,800	74,546
Slovak Republic	0.625%	5/22/26	EUR	5,000	6,027
Slovak Republic	1.375%	10/16/19	CHF	2,000	2,074
Slovak Republic	1.375%	1/21/27	EUR	11,200	14,199
Slovak Republic	1.625%	1/21/31	EUR	14,500	18,218
Slovak Republic	3.000%	2/28/23	EUR	5,000	6,916
Slovak Republic	3.375%	11/15/24	EUR	20,000	28,784
Slovak Republic	3.625%	1/16/29	EUR	3,000	4,555
Slovak Republic	4.000%	4/27/20	EUR	15,750	20,690
Slovak Republic	4.000%	3/26/21	EUR	1,000	1,361
Slovak Republic	4.350%	10/14/25	EUR	6,500	10,219
Total Slovakia (Cost $172,555)					187,589
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	1.250%	3/22/27	EUR	9,000	11,100
Republic of Slovenia	1.500%	3/25/35	EUR	12,000	14,179
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	14,505

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of Slovenia	3.125%	8/7/45	EUR	10,000	15,084
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,603
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	6,060
Republic of Slovenia	5.125%	3/30/26	EUR	8,000	12,841
Slovak Republic	1.750%	11/3/40	EUR	10,000	11,929
Total Slovenia (Cost $77,656)					88,301
South Korea (2.5%)
Corporate Bond (0.0%)
Hyundai Capital Services Inc.	3.500%	6/3/21	AUD	395	299

Sovereign Bonds (2.5%)
Bank of Korea	2.060%	12/2/19	KRW	50,000,000	46,700
2 Export-Import Bank of Korea	1.927%	2/24/20	CAD	800	612
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,253
2 Export-Import Bank of Korea	2.711%	12/5/19	CAD	3,420	2,659
Republic of Korea	1.250%	12/10/19	KRW	110,000,000	101,720
Republic of Korea	1.250%	7/31/21	KRW	20,000,000	18,064
Republic of Korea	1.250%	8/31/21	KRW	17,000,000	15,332
Republic of Korea	1.250%	11/30/21	KRW	10,000,000	8,994
Republic of Korea	1.375%	9/10/21	KRW	173,000,000	157,902
Republic of Korea	1.500%	6/10/19	KRW	70,000,000	65,169
Republic of Korea	1.500%	4/30/21	KRW	20,000,000	18,246
Republic of Korea	1.500%	11/30/21	KRW	40,000,000	36,266
Republic of Korea	1.500%	12/31/21	KRW	40,000,000	36,254
Republic of Korea	1.500%	12/10/26	KRW	130,000,000	110,630
Republic of Korea	1.500%	9/10/36	KRW	140,000,000	108,348
Republic of Korea	1.750%	5/31/20	KRW	20,000,000	18,520
Republic of Korea	1.750%	6/10/20	KRW	120,000,000	111,670
Republic of Korea	1.750%	6/30/20	KRW	10,000,000	9,269
Republic of Korea	1.750%	7/31/20	KRW	38,000,000	35,206
Republic of Korea	1.750%	8/31/20	KRW	30,000,000	27,767
Republic of Korea	1.750%	10/31/20	KRW	10,000,000	9,243
Republic of Korea	1.750%	11/30/20	KRW	20,000,000	18,449
Republic of Korea	1.750%	12/10/20	KRW	40,000,000	37,133
Republic of Korea	1.750%	12/31/20	KRW	10,000,000	9,223
Republic of Korea	1.750%	1/31/21	KRW	10,000,000	9,214
Republic of Korea	1.875%	3/10/22	KRW	90,000,000	83,211
Republic of Korea	1.875%	6/10/26	KRW	182,000,000	160,562
Republic of Korea	2.000%	11/30/19	KRW	10,000,000	9,334
Republic of Korea	2.000%	2/29/20	KRW	30,000,000	27,951
Republic of Korea	2.000%	3/10/20	KRW	60,000,000	56,129
Republic of Korea	2.000%	3/31/20	KRW	10,000,000	9,316
Republic of Korea	2.000%	9/10/20	KRW	45,000,000	42,070
Republic of Korea	2.000%	9/10/22	KRW	40,000,000	36,948
Republic of Korea	2.000%	3/10/46	KRW	65,000,000	52,575
Republic of Korea	2.125%	6/10/24	EUR	4,300	5,583
Republic of Korea	2.125%	6/10/27	KRW	105,000,000	93,709
Republic of Korea	2.125%	3/10/47	KRW	104,000,000	86,303
Republic of Korea	2.250%	6/10/25	KRW	79,000,000	72,196
Republic of Korea	2.250%	12/10/25	KRW	30,000,000	27,334
Republic of Korea	2.250%	9/10/37	KRW	50,000,000	43,597
Republic of Korea	2.375%	12/10/27	KRW	50,000,000	45,515
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	45,364

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	2.750%	9/10/19	KRW	15,000,000	14,177
Republic of Korea	2.750%	12/10/44	KRW	38,000,000	35,858
Republic of Korea	3.000%	3/10/23	KRW	84,000,000	80,631
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	90,987
Republic of Korea	3.000%	12/10/42	KRW	31,000,000	30,475
Republic of Korea	3.125%	3/10/19	KRW	44,000,000	41,581
Republic of Korea	3.375%	9/10/23	KRW	40,000,000	39,042
Republic of Korea	3.750%	12/10/33	KRW	76,500,000	81,065
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	43,998
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	44,809
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	31,901
Republic of Korea	5.000%	6/10/20	KRW	146,500,000	145,455
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	17,400
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	23,231
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	19,123
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	15,975
					2,668,248
Total South Korea (Cost $2,584,812)					2,668,547
Spain (5.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,114
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	7,000	9,421
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,000	1,447
AyT Cedulas Cajas Global	4.500%	12/2/19	EUR	5,000	6,489
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	7,700	12,107
AyT Cedulas Cajas IX Fondo de
Titulizacion de Activos	4.000%	3/31/20	EUR	7,000	9,126
AyT Cedulas Cajas VIII Fondo de
Titulizacion de Activos	4.250%	11/18/19	EUR	11,000	14,195
AyT Cedulas Cajas X Fondo de
Titulizacion de Activos	3.750%	6/30/25	EUR	10,000	14,539
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	4,008
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,315
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	6,634
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	8,483
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	3,111
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	12,382
Banco Popular Espanol SA	1.000%	4/7/25	EUR	43,000	52,608
Banco Popular Espanol SA	2.125%	10/8/19	EUR	4,000	4,992
Banco Santander SA	0.750%	9/9/22	EUR	20,700	25,582
Banco Santander SA	1.125%	11/27/24	EUR	7,500	9,398
Banco Santander SA	2.000%	11/27/34	EUR	6,600	8,533
Banco Santander SA	3.875%	2/6/26	EUR	400	598
Banco Santander SA	4.000%	4/7/20	EUR	2,000	2,615
Banco Santander SA	4.625%	5/4/27	EUR	1,100	1,757
Bankia SA	0.875%	1/21/21	EUR	5,800	7,167
Bankia SA	1.000%	9/25/25	EUR	1,200	1,460
Bankia SA	1.125%	8/5/22	EUR	23,000	28,727
Bankia SA	4.000%	2/3/25	EUR	12,300	17,930
Bankia SA	4.125%	3/24/36	EUR	4,700	7,391
Bankia SA	4.500%	4/26/22	EUR	4,050	5,713
Bankia SA	5.000%	6/28/19	EUR	2,000	2,561
Bankinter SA	0.875%	8/3/22	EUR	10,000	12,368

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Bankinter SA	1.000%	2/5/25	EUR	5,100	6,244
CaixaBank SA	0.625%	3/27/25	EUR	18,000	21,473
CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,595
CaixaBank SA	3.625%	1/18/21	EUR	5,000	6,633
CaixaBank SA	3.875%	2/17/25	EUR	12,000	17,483
CaixaBank SA	4.500%	1/26/22	EUR	15,000	21,029
CaixaBank SA	4.625%	6/4/19	EUR	10,600	13,474
Caja Rural de Castilla-La Mancha SCC	0.875%	10/1/21	EUR	4,000	4,944
Caja Rural de Castilla-La Mancha SCC	0.875%	5/27/24	EUR	5,000	6,069
Caja Rural de Navarra SCC	0.500%	3/16/22	EUR	6,000	7,291
Cajamar Caja Rural SCC	1.250%	1/26/22	EUR	3,100	3,841
Cedulas TDA	4.125%	4/10/21	EUR	6,500	8,791
Cedulas TDA 5 Fondo de Titulizacion de
Activos	4.125%	11/29/19	EUR	10,400	13,417
Cedulas TDA 6 Fondo de Titulizacion de
Activos	4.250%	4/10/31	EUR	10,800	16,837
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,825
IM Cedulas 7 Fondo de Titulazion de
Activos	4.000%	3/31/21	EUR	10,000	13,471
Kutxabank SA	1.750%	5/27/21	EUR	5,000	6,351
Programa Cedulas TDA Fondo de
Titulizacion de Activos	4.250%	3/28/27	EUR	7,800	11,880
					482,419
Corporate Bonds (0.5%)
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,477
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	827
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,100	4,295
Abertis Infraestructuras SA	4.375%	3/30/20	EUR	700	916
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	4,520
Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	10,000	12,275
Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	10,100	12,506
1 Banco Bilbao Vizcaya Argentaria SA	3.500%	4/11/24	EUR	8,000	9,952
Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	14,000	18,728
Banco Santander SA	1.125%	1/17/25	EUR	10,000	11,867
Banco Santander SA	1.375%	3/3/21	EUR	100	125
Banco Santander SA	1.375%	2/9/22	EUR	10,000	12,420
Banco Santander SA	2.125%	2/8/28	EUR	900	1,063
Banco Santander SA	2.500%	3/18/25	EUR	14,100	17,704
Banco Santander SA	3.250%	4/4/26	EUR	500	656
Bankia SA	1.000%	3/14/23	EUR	8,700	10,800
CaixaBank SA	1.000%	2/8/23	EUR	1,500	1,866
CaixaBank SA	1.125%	1/12/23	EUR	10,000	12,108
CaixaBank SA	1.250%	1/11/27	EUR	600	738
1 CaixaBank SA	2.750%	7/14/28	EUR	4,000	5,028
Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,748
Criteria Caixa SAU	2.375%	5/9/19	EUR	30,500	37,705
Distribuidora Internacional de
Alimentacion SA	1.500%	7/22/19	EUR	100	122
Enagas Financiaciones SAU	1.000%	3/25/23	EUR	100	123
Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	6,394
Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	241
Enagas Financiaciones SAU	2.500%	4/11/22	EUR	2,000	2,627
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	6,541
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	928

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Gas Natural Capital Markets SA	1.125%	4/11/24	EUR	4,300	5,231
Gas Natural Fenosa Finance BV	1.250%	4/19/26	EUR	8,600	10,251
Gas Natural Fenosa Finance BV	1.375%	1/21/25	EUR	5,000	6,126
Gas Natural Fenosa Finance BV	1.375%	1/19/27	EUR	200	238
Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	4,000	5,353
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	5,900	7,209
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	700	843
Iberdrola Finanzas SAU	4.125%	3/23/20	EUR	1,200	1,563
Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	6,500	10,453
Iberdrola Finanzas SAU	7.375%	1/29/24	GBP	5,000	8,818
Iberdrola International BV	0.375%	9/15/25	EUR	16,700	19,156
Iberdrola International BV	1.125%	4/21/26	EUR	2,000	2,399
Iberdrola International BV	1.750%	9/17/23	EUR	10,000	12,757
Iberdrola International BV	1.875%	10/8/24	EUR	400	512
Iberdrola International BV	1.875%	12/31/49	EUR	200	239
Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,423
Iberdrola International BV	3.000%	1/31/22	EUR	3,100	4,119
Iberdrola International BV	3.500%	2/1/21	EUR	14,000	18,476
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	1,500	1,807
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	1,100	1,312
Inmobiliaria Colonial Socimi SA	2.728%	6/5/23	EUR	2,300	3,013
Mapfre SA	1.625%	5/19/26	EUR	1,500	1,847
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	9,670	11,783
Merlin Properties Socimi SA	2.225%	4/25/23	EUR	300	382
Merlin Properties Socimi SA	2.375%	5/23/22	EUR	8,600	11,055
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	10,000	12,096
Prosegur Cash SA	1.375%	2/4/26	EUR	600	703
Red Electrica Financiaciones SA
Unipersonal	2.125%	7/1/23	EUR	6,800	8,860
Red Electrica Financiaciones SA
Unipersonal	4.875%	4/29/20	EUR	2,100	2,784
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	600	718
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	300	368
Red Electrica Financiaciones SAU	3.875%	1/25/22	EUR	2,000	2,739
Repsol International Finance BV	0.500%	5/23/22	EUR	10,000	12,128
Repsol International Finance BV	2.250%	12/10/26	EUR	10,000	13,103
Repsol International Finance BV	2.625%	5/28/20	EUR	7,800	9,923
Santander Consumer Finance SA	0.500%	10/4/21	EUR	100	122
Santander Consumer Finance SA	0.750%	4/3/19	EUR	400	487
Santander Consumer Finance SA	0.900%	2/18/20	EUR	15,200	18,668
Santander Consumer Finance SA	1.000%	5/26/21	EUR	100	124
Santander Consumer Finance SA	1.500%	11/12/20	EUR	500	625
Santander International Debt SAU	4.000%	1/24/20	EUR	5,400	6,984
Telefonica Emisiones SAU	0.318%	10/17/20	EUR	8,200	9,957
Telefonica Emisiones SAU	1.447%	1/22/27	EUR	6,000	7,154
Telefonica Emisiones SAU	1.460%	4/13/26	EUR	6,000	7,262
Telefonica Emisiones SAU	1.528%	1/17/25	EUR	9,300	11,509
Telefonica Emisiones SAU	1.930%	10/17/31	EUR	7,300	8,692
Telefonica Emisiones SAU	2.318%	10/17/28	EUR	800	1,012
Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,100	7,590
Telefonica Emisiones SAU	2.932%	10/17/29	EUR	8,500	11,335
Telefonica Emisiones SAU	3.961%	3/26/21	EUR	6,000	8,048
Telefonica Emisiones SAU	4.693%	11/11/19	EUR	7,400	9,583
Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,582

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Telefonica Emisiones SAU	5.375%	2/2/26	GBP	1,600	2,615
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	5,750	9,734
	Telefonica Emisiones SAU	5.597%	3/12/20	GBP	2,000	2,961
	Telefonica Europe BV	5.875%	2/14/33	EUR	600	1,064
						537,195
Sovereign Bonds (4.6%)
	ADIF Alta Velocidad	1.875%	1/28/25	EUR	15,100	19,262
	ADIF Alta Velocidad	3.500%	5/27/24	EUR	12,000	16,755
	Autonomous Community of Madrid Spain	0.727%	5/19/21	EUR	23,300	28,758
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,720	2,110
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	5,000	6,424
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	7,000	9,068
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	12,140
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	31,227
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	5,800	8,757
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,630
11	FADE - Fondo de Amortizacion del Deficit
	Electrico	0.850%	9/17/19	EUR	4,000	4,905
11	FADE - Fondo de Amortizacion del Deficit
	Electrico	5.900%	3/17/21	EUR	2,000	2,821
11	Instituto de Credito Oficial	0.050%	7/30/20	EUR	25,000	30,354
11	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	11,942
11	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	7,085
	Kingdom of Spain	0.050%	1/31/21	EUR	150,000	182,021
	Kingdom of Spain	0.400%	4/30/22	EUR	32,000	39,160
	Kingdom of Spain	0.450%	10/31/22	EUR	98,000	119,713
	Kingdom of Spain	0.750%	7/30/21	EUR	60,100	74,553
	Kingdom of Spain	1.150%	7/30/20	EUR	130,000	161,953
	Kingdom of Spain	1.400%	1/31/20	EUR	98,900	123,102
2	Kingdom of Spain	1.400%	4/30/28	EUR	70,000	85,572
2	Kingdom of Spain	1.450%	10/31/27	EUR	38,000	46,929
2	Kingdom of Spain	1.500%	4/30/27	EUR	63,567	79,124
2	Kingdom of Spain	1.600%	4/30/25	EUR	140,000	178,858
2	Kingdom of Spain	1.950%	4/30/26	EUR	223,610	290,281
2	Kingdom of Spain	1.950%	7/30/30	EUR	131,000	165,778
2	Kingdom of Spain	2.150%	10/31/25	EUR	71,100	93,797
2	Kingdom of Spain	2.350%	7/30/33	EUR	135,600	176,250
2	Kingdom of Spain	2.750%	10/31/24	EUR	137,000	187,716
2	Kingdom of Spain	2.900%	10/31/46	EUR	25,000	34,160
2	Kingdom of Spain	3.450%	7/30/66	EUR	73,000	107,429
2	Kingdom of Spain	3.800%	4/30/24	EUR	80,000	115,106
2	Kingdom of Spain	4.000%	4/30/20	EUR	313,000	410,281
2	Kingdom of Spain	4.200%	1/31/37	EUR	167,600	275,212
2	Kingdom of Spain	4.300%	10/31/19	EUR	121,800	157,485
2	Kingdom of Spain	4.400%	10/31/23	EUR	78,000	114,597
2	Kingdom of Spain	4.600%	7/30/19	EUR	30,102	38,644
2	Kingdom of Spain	4.650%	7/30/25	EUR	18,000	27,642
2	Kingdom of Spain	4.700%	7/30/41	EUR	131,000	233,587
2	Kingdom of Spain	4.800%	1/31/24	EUR	40,000	60,135
2	Kingdom of Spain	4.850%	10/31/20	EUR	24,000	32,645
2	Kingdom of Spain	4.900%	7/30/40	EUR	37,000	67,144
2	Kingdom of Spain	5.150%	10/31/28	EUR	77,500	128,778
2	Kingdom of Spain	5.150%	10/31/44	EUR	71,000	136,364
2	Kingdom of Spain	5.400%	1/31/23	EUR	144,000	216,287

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 Kingdom of Spain	5.500%	4/30/21	EUR	27,000	38,093
Kingdom of Spain	5.750%	7/30/32	EUR	35,000	64,474
2 Kingdom of Spain	5.850%	1/31/22	EUR	131,700	193,968
2 Kingdom of Spain	5.900%	7/30/26	EUR	90,000	150,848
Kingdom of Spain	6.000%	1/31/29	EUR	25,000	44,335
					4,846,259
Total Spain (Cost $5,340,412)					5,865,873
Supranational (3.2%)
Sovereign Bonds (3.2%)
African Development Bank	0.125%	10/7/26	EUR	4,000	4,565
African Development Bank	0.250%	11/21/24	EUR	22,600	26,881
African Development Bank	0.875%	12/20/21	GBP	1,500	2,041
African Development Bank	4.000%	1/10/25	AUD	2,700	2,149
African Development Bank	5.250%	3/23/22	AUD	10,900	8,978
Asian Development Bank	1.375%	6/11/20	CAD	23,495	18,024
Asian Development Bank	2.600%	1/16/20	AUD	20,000	15,133
Asian Development Bank	2.750%	1/19/22	AUD	3,400	2,563
Asian Development Bank	3.000%	1/17/23	NZD	10,000	7,046
Asian Development Bank	3.500%	5/22/19	AUD	15,000	11,443
Asian Development Bank	3.500%	5/30/24	NZD	20,000	14,329
Asian Development Bank	3.750%	3/12/25	AUD	9,100	7,150
Asian Development Bank	5.000%	3/9/22	AUD	13,000	10,617
Asian Development Bank	6.250%	3/5/20	AUD	5,000	4,027
Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	3,020
Council Of Europe Development Bank	0.375%	6/8/26	EUR	17,000	20,103
Council Of Europe Development Bank	1.250%	12/23/19	GBP	3,000	4,155
Council Of Europe Development Bank	3.000%	7/13/20	EUR	6,000	7,781
EUROFIMA	3.000%	5/22/24	CHF	5,000	5,930
EUROFIMA	3.000%	5/15/26	CHF	6,500	7,962
EUROFIMA	3.375%	12/29/20	CHF	4,000	4,446
EUROFIMA	4.000%	10/27/21	EUR	5,000	6,861
EUROFIMA	4.550%	3/30/27	CAD	655	563
EUROFIMA	6.250%	12/28/18	AUD	5,980	4,620
European Bank for Reconstruction &
Development	5.625%	12/7/28	GBP	1,000	1,876
European Financial Stability Facility	0.000%	3/29/21	EUR	35,000	42,547
European Financial Stability Facility	0.000%	11/17/22	EUR	25,000	30,153
European Financial Stability Facility	0.100%	1/19/21	EUR	20,000	24,395
European Financial Stability Facility	0.125%	11/4/19	EUR	60,000	73,059
4 European Financial Stability Facility	0.200%	4/28/25	EUR	3,000	3,554
4 European Financial Stability Facility	0.400%	5/31/26	EUR	39,000	46,285
4 European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	45,589
European Financial Stability Facility	0.750%	5/3/27	EUR	31,100	37,581
European Financial Stability Facility	0.875%	7/26/27	EUR	25,000	30,507
European Financial Stability Facility	1.200%	2/17/45	EUR	36,500	41,020
European Financial Stability Facility	1.250%	5/24/33	EUR	15,000	18,266
4 European Financial Stability Facility	1.375%	6/7/21	EUR	200	254
European Financial Stability Facility	1.375%	5/31/47	EUR	8,600	9,979
European Financial Stability Facility	1.450%	9/5/40	EUR	5,000	6,059
4 European Financial Stability Facility	1.500%	1/22/20	EUR	31,800	39,669
4 European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	20,155
European Financial Stability Facility	1.700%	2/13/43	EUR	26,600	33,562
4 European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	29,190

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
4 European Financial Stability Facility	1.750%	6/27/24	EUR	27,000	35,422
European Financial Stability Facility	1.800%	7/10/48	EUR	45,000	57,521
4 European Financial Stability Facility	1.875%	5/23/23	EUR	36,000	47,275
European Financial Stability Facility	2.000%	2/28/56	EUR	30,000	39,611
4 European Financial Stability Facility	2.125%	2/19/24	EUR	16,500	22,055
4 European Financial Stability Facility	2.250%	9/5/22	EUR	33,250	44,127
4 European Financial Stability Facility	2.350%	7/29/44	EUR	13,600	19,493
4 European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	12,447
4 European Financial Stability Facility	2.750%	12/3/29	EUR	11,600	16,775
4 European Financial Stability Facility	3.000%	9/4/34	EUR	5,200	7,917
4 European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,255
4 European Financial Stability Facility	3.375%	4/3/37	EUR	20,800	33,763
4 European Financial Stability Facility	3.875%	3/30/32	EUR	20,000	32,789
European Investment Bank	0.000%	10/16/23	EUR	30,000	35,799
European Investment Bank	0.000%	3/15/24	EUR	75,000	88,964
European Investment Bank	0.000%	3/13/26	EUR	10,000	11,544
European Investment Bank	0.125%	6/15/20	EUR	10,000	12,211
European Investment Bank	0.125%	4/15/25	EUR	30,000	35,418
European Investment Bank	0.250%	10/15/20	EUR	51,000	62,448
European Investment Bank	0.375%	3/15/22	EUR	25,000	30,714
European Investment Bank	0.500%	11/15/23	EUR	20,000	24,545
European Investment Bank	0.500%	1/15/27	EUR	33,700	40,095
European Investment Bank	0.500%	11/13/37	EUR	15,000	15,582
European Investment Bank	0.875%	9/13/24	EUR	33,000	41,162
European Investment Bank	1.000%	9/21/26	GBP	200	262
European Investment Bank	1.000%	3/14/31	EUR	48,000	57,900
European Investment Bank	1.000%	4/14/32	EUR	31,000	36,973
European Investment Bank	1.125%	2/18/20	CAD	1,650	1,264
European Investment Bank	1.125%	9/7/21	GBP	5,000	6,886
2 European Investment Bank	1.125%	9/16/21	CAD	13,340	9,973
European Investment Bank	1.125%	4/13/33	EUR	30,000	36,139
European Investment Bank	1.125%	9/15/36	EUR	22,000	25,896
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,100
European Investment Bank	1.250%	11/5/20	CAD	650	495
2 European Investment Bank	1.250%	11/5/20	CAD	3,500	2,666
European Investment Bank	1.250%	11/13/26	EUR	6,000	7,627
European Investment Bank	1.375%	11/15/19	EUR	33,000	40,984
European Investment Bank	1.375%	9/15/20	EUR	4,000	5,028
European Investment Bank	1.375%	9/15/21	EUR	35,000	44,469
European Investment Bank	1.500%	7/15/20	EUR	30,000	37,736
European Investment Bank	1.500%	4/15/21	EUR	43,000	54,642
European Investment Bank	1.500%	8/2/24	CHF	2,000	2,219
European Investment Bank	1.500%	11/15/47	EUR	5,000	6,049
European Investment Bank	1.625%	3/15/23	EUR	36,150	46,815
European Investment Bank	1.625%	2/4/25	CHF	2,500	2,800
European Investment Bank	1.750%	9/15/45	EUR	20,000	25,596
European Investment Bank	2.125%	1/15/24	EUR	17,000	22,710
European Investment Bank	2.250%	3/7/20	GBP	12,000	16,934
European Investment Bank	2.250%	5/25/21	PLN	10,000	2,880
European Investment Bank	2.250%	10/14/22	EUR	7,000	9,303
European Investment Bank	2.375%	7/10/20	CHF	2,500	2,689
2 European Investment Bank	2.375%	1/18/23	CAD	2,800	2,168
European Investment Bank	2.500%	10/31/22	GBP	5,500	7,977
European Investment Bank	2.625%	3/16/20	EUR	50,000	63,844

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	2.625%	3/15/35	EUR	7,100	10,468
European Investment Bank	2.750%	9/15/21	EUR	5,000	6,638
European Investment Bank	2.750%	9/15/25	EUR	35,000	49,140
European Investment Bank	2.750%	9/13/30	EUR	10,000	14,546
European Investment Bank	2.750%	3/15/40	EUR	18,550	28,335
European Investment Bank	3.000%	5/22/19	NOK	25,000	3,181
European Investment Bank	3.000%	9/28/22	EUR	4,000	5,466
European Investment Bank	3.000%	10/14/33	EUR	5,000	7,601
European Investment Bank	3.100%	8/17/26	AUD	20,513	15,395
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,430
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,555
European Investment Bank	3.625%	3/14/42	EUR	5,600	9,853
European Investment Bank	3.750%	12/7/27	GBP	3,800	6,175
European Investment Bank	3.875%	6/8/37	GBP	3,800	6,855
European Investment Bank	4.000%	4/15/30	EUR	7,125	11,621
European Investment Bank	4.500%	10/15/25	EUR	15,000	23,515
European Investment Bank	4.500%	6/7/29	GBP	12,000	20,870
European Investment Bank	4.500%	3/7/44	GBP	8,500	17,447
European Investment Bank	4.625%	4/15/20	EUR	20,500	27,204
European Investment Bank	4.625%	10/12/54	GBP	7,700	17,889
European Investment Bank	5.000%	12/1/20	SEK	25,000	3,224
European Investment Bank	5.000%	8/22/22	AUD	6,800	5,579
European Investment Bank	5.000%	4/15/39	GBP	2,000	4,162
European Investment Bank	6.000%	8/6/20	AUD	17,500	14,187
European Investment Bank	6.000%	12/7/28	GBP	14,000	27,034
European Investment Bank	6.250%	6/8/21	AUD	12,000	10,008
European Investment Bank	6.500%	8/7/19	AUD	8,000	6,332
European Stability Mechanism	0.000%	10/18/22	EUR	15,000	18,091
European Stability Mechanism	0.100%	11/3/20	EUR	10,000	12,211
European Stability Mechanism	0.125%	4/22/24	EUR	41,500	49,623
European Stability Mechanism	0.500%	3/2/26	EUR	20,000	24,073
European Stability Mechanism	0.875%	10/15/19	EUR	66,000	81,285
European Stability Mechanism	1.000%	9/23/25	EUR	20,000	25,020
European Stability Mechanism	1.125%	5/3/32	EUR	25,000	30,399
European Stability Mechanism	1.375%	3/4/21	EUR	37,800	47,838
European Stability Mechanism	1.625%	11/17/36	EUR	15,000	19,176
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	12,905
European Stability Mechanism	1.850%	12/1/55	EUR	10,000	13,035
European Stability Mechanism	2.125%	11/20/23	EUR	3,000	4,014
European Union	0.250%	7/4/20	EUR	20,000	24,505
European Union	0.500%	4/4/25	EUR	50,000	60,808
European Union	0.625%	11/4/23	EUR	25,000	30,852
European Union	0.750%	4/4/31	EUR	20,000	23,366
European Union	1.125%	4/4/36	EUR	20,000	23,610
European Union	1.375%	10/4/29	EUR	16,000	20,343
European Union	2.500%	11/4/27	EUR	19,000	26,622
European Union	2.750%	9/21/21	EUR	5,000	6,637
European Union	2.750%	4/4/22	EUR	20,600	27,645
European Union	2.875%	4/4/28	EUR	5,000	7,274
European Union	3.000%	9/4/26	EUR	7,125	10,322
European Union	3.375%	5/10/19	EUR	10,000	12,552
European Union	3.375%	4/4/38	EUR	6,000	9,916
European Union	3.500%	6/4/21	EUR	21,000	28,276
Inter-American Development Bank	0.625%	12/15/21	GBP	2,000	2,701

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Inter-American Development Bank	1.875%	3/20/20	CAD	6,750	5,222
Inter-American Development Bank	3.250%	2/7/20	AUD	9,000	6,883
Inter-American Development Bank	3.750%	10/9/18	AUD	10,253	7,771
Inter-American Development Bank	3.750%	7/25/22	AUD	22,300	17,470
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	10,753
International Bank for Reconstruction &
Development	0.375%	6/15/21	GBP	500	674
International Bank for Reconstruction &
Development	0.500%	4/16/30	EUR	5,400	6,122
International Bank for Reconstruction &
Development	0.625%	1/12/33	EUR	19,000	21,166
International Bank for Reconstruction &
Development	0.750%	12/7/21	GBP	3,600	4,884
International Bank for Reconstruction &
Development	1.125%	3/11/20	CAD	2,450	1,878
International Bank for Reconstruction &
Development	1.375%	12/15/20	GBP	32,400	45,074
International Bank for Reconstruction &
Development	1.875%	5/30/19	CAD	12,900	10,060
International Bank for Reconstruction &
Development	2.250%	1/17/23	CAD	5,400	4,142
International Bank for Reconstruction &
Development	2.500%	3/12/20	AUD	20,000	15,101
International Bank for Reconstruction &
Development	2.600%	9/20/22	AUD	10,000	7,493
International Bank for Reconstruction &
Development	2.800%	1/13/21	AUD	4,000	3,037
International Bank for Reconstruction &
Development	2.800%	1/12/22	AUD	22,000	16,646
International Bank for Reconstruction &
Development	3.000%	2/2/23	NZD	10,000	7,051
International Bank for Reconstruction &
Development	3.000%	10/19/26	AUD	10,000	7,451
International Bank for Reconstruction &
Development	3.375%	1/25/22	NZD	12,000	8,597
International Bank for Reconstruction &
Development	3.750%	2/10/20	NZD	5,000	3,599
International Bank for Reconstruction &
Development	3.875%	5/20/19	EUR	13,000	16,421
International Bank for Reconstruction &
Development	4.250%	6/24/25	AUD	10,800	8,778
International Bank for Reconstruction &
Development	4.625%	10/6/21	NZD	5,804	4,327
International Bank for Reconstruction &
Development	4.875%	12/7/28	GBP	400	715
International Bank for Reconstruction &
Development	5.400%	6/7/21	GBP	200	311
International Bank for Reconstruction &
Development	5.750%	10/21/19	AUD	7,000	5,535
International Bank for Reconstruction &
Development	5.750%	10/1/20	AUD	15,000	12,202
International Bank for Reconstruction &
Development	5.750%	6/7/32	GBP	6,000	12,197
International Finance Corp.	2.700%	2/5/21	AUD	15,000	11,355

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
International Finance Corp.	2.800%	8/15/22	AUD	18,000	13,600
International Finance Corp.	3.500%	6/6/18	AUD	5,000	3,769
International Finance Corp.	3.625%	5/20/20	NZD	8,500	6,116
Nordic Investment Bank	0.125%	6/10/24	EUR	10,000	11,962
Nordic Investment Bank	0.625%	11/2/21	GBP	1,700	2,299
Nordic Investment Bank	4.125%	3/19/20	NZD	16,495	11,964
Nordic Investment Bank	5.000%	4/19/22	AUD	9,000	7,358
Total Supranational (Cost $3,290,463)					3,442,835
Sweden (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Landshypotek Bank AB	0.625%	6/17/20	SEK	63,000	7,301
Lansforsakringar Hypotek AB	0.250%	4/22/22	EUR	1,500	1,815
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	1,400	1,678
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	6,199
Lansforsakringar Hypotek AB	1.500%	3/18/21	EUR	200	252
Lansforsakringar Hypotek AB	2.500%	6/19/19	SEK	50,000	5,885
Lansforsakringar Hypotek AB	3.250%	9/16/20	SEK	100,000	12,391
Nordea Hypotek AB	1.000%	4/8/22	SEK	308,000	35,973
Nordea Hypotek AB	1.250%	9/20/23	SEK	400,000	46,685
Nordea Hypotek AB	2.250%	6/19/19	SEK	650,000	76,153
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	6,139
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	11,000	13,701
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	6,302
Skandinaviska Enskilda Banken AB	3.000%	6/19/19	SEK	150,000	17,802
Skandinaviska Enskilda Banken AB	4.125%	4/7/21	EUR	5,000	6,774
Stadshypotek AB	0.375%	2/22/23	EUR	8,700	10,531
Stadshypotek AB	0.375%	2/21/24	EUR	6,900	8,277
Stadshypotek AB	0.625%	11/10/21	EUR	22,700	27,938
Stadshypotek AB	0.750%	11/1/27	EUR	10,000	11,867
Stadshypotek AB	1.500%	12/15/21	SEK	280,000	33,353
Stadshypotek AB	1.500%	6/1/23	SEK	380,000	44,992
Stadshypotek AB	1.625%	10/30/20	EUR	10,000	12,605
Stadshypotek AB	4.250%	6/17/20	SEK	150,000	18,757
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	1,000	1,198
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	31,300	38,526
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	800	965
Sveriges Sakerstallda Obligationer AB	1.000%	3/17/21	SEK	400,000	47,021
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	5,980
Swedbank Hypotek AB	0.375%	9/29/20	EUR	19,300	23,590
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	6,091
Swedbank Hypotek AB	1.000%	6/15/22	SEK	332,000	38,877
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	6,199
Swedbank Hypotek AB	1.125%	5/21/21	EUR	2,000	2,499
Swedbank Hypotek AB	3.750%	6/19/19	SEK	100,000	11,965
Swedbank Hypotek AB	5.700%	5/12/20	SEK	200,000	25,599
					621,880
Corporate Bonds (0.4%)
Akelius Residential Property AB	1.750%	2/7/25	EUR	1,500	1,808
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	501
Atlas Copco AB	0.625%	8/30/26	EUR	430	501
Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,972
Danske Hypotek AB	1.000%	12/21/22	SEK	200,000	23,215
Essity AB	1.125%	3/27/24	EUR	1,000	1,218

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Essity AB	1.625%	3/30/27	EUR	1,600	1,956
Fastighets AB Balder	1.125%	3/14/22	EUR	10,000	12,164
Investor AB	4.500%	5/12/23	EUR	2,000	2,888
Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	600
Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	450,000	52,493
Molnlycke Holding AB	1.500%	2/28/22	EUR	5,000	6,243
Molnlycke Holding AB	1.750%	2/28/24	EUR	200	248
Nordea Bank AB	1.125%	2/12/25	EUR	10,000	12,322
1 Nordea Bank AB	1.875%	11/10/25	EUR	5,000	6,233
Nordea Bank AB	2.125%	11/13/19	GBP	3,700	5,166
Nordea Bank AB	2.375%	6/2/22	GBP	7,000	9,928
Nordea Bank AB	3.250%	7/5/22	EUR	5,400	7,298
Nordea Bank AB	4.000%	6/29/20	EUR	13,743	18,049
Nordea Bank AB	4.000%	3/29/21	EUR	6,110	8,138
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,614
Securitas AB	2.625%	2/22/21	EUR	3,000	3,865
Skandinaviska Enskilda Banken AB	0.150%	2/11/21	EUR	1,000	1,215
1 Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	29,575	35,555
Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	365,000	43,470
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,264
Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	6,363
1 Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	14,700	18,710
SKF AB	1.625%	12/2/22	EUR	700	880
Svenska Cellulosa AB SCA	2.500%	6/9/23	EUR	700	922
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	14,000	17,427
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	6,355
Svenska Handelsbanken AB	3.000%	11/20/20	GBP	4,100	5,879
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,280	1,770
Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	9,744
Swedbank AB	0.300%	9/6/22	EUR	17,000	20,400
Swedbank AB	1.250%	12/29/21	GBP	1,000	1,361
Swedbank Hypotek AB	1.000%	12/16/20	SEK	550,000	64,193
1 Telia Co. AB	3.000%	4/4/78	EUR	100	126
Telia Co. AB	3.500%	9/5/33	EUR	3,000	4,358
Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,906
Telia Co. AB	4.000%	3/22/22	EUR	350	483
Telia Co. AB	4.750%	11/16/21	EUR	3,000	4,209
Volvo Treasury AB	2.375%	11/26/19	EUR	300	376
					433,386
Sovereign Bonds (0.3%)
Kingdom of Sweden	0.050%	2/12/20	EUR	21,200	25,830
Kingdom of Sweden	0.125%	4/24/23	EUR	30,000	36,226
Kingdom of Sweden	0.750%	5/2/19	EUR	5,000	6,113
Kingdom of Sweden	0.750%	5/12/28	SEK	100,000	11,466
Kingdom of Sweden	1.000%	11/12/26	SEK	340,000	40,373
Kingdom of Sweden	1.500%	11/13/23	SEK	413,200	50,872
Kingdom of Sweden	2.250%	6/1/32	SEK	175,000	23,117
Kingdom of Sweden	2.500%	5/12/25	SEK	127,000	16,700
Kingdom of Sweden	3.500%	6/1/22	SEK	285,000	37,489
Kingdom of Sweden	3.500%	3/30/39	SEK	130,000	20,672
Kingdom of Sweden	5.000%	12/1/20	SEK	214,000	27,964
Kommuninvest I Sverige AB	1.000%	9/15/21	SEK	300,000	35,327
Kommuninvest I Sverige AB	1.125%	9/6/19	GBP	1,500	2,071
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	3,051

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
SBAB Bank AB	2.375%	9/4/20	EUR	4,000	5,093
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	6,076
Svensk Exportkredit AB	0.625%	12/7/20	GBP	1,000	1,362
1 Vattenfall AB	3.000%	3/19/77	EUR	3,000	3,616
Vattenfall AB	6.125%	12/16/19	GBP	3,000	4,447
Vattenfall AB	6.250%	3/17/21	EUR	2,000	2,837
Vattenfall AB	6.875%	4/15/39	GBP	5,000	10,903
					371,605
Total Sweden (Cost $1,424,608)					1,426,871
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Credit Suisse AG	1.750%	1/15/21	EUR	47,600	60,255
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/6/20	CHF	20,000	20,353
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/5/22	CHF	17,500	17,816
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.125%	9/6/28	CHF	5,000	4,854
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,000	9,977
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	10/15/25	CHF	5,000	5,088
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	1/26/26	CHF	8,000	8,135
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	7/8/39	CHF	8,300	7,482
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	6/15/29	CHF	15,000	15,034
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	10/5/35	CHF	5,000	4,775
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.625%	4/25/33	CHF	5,000	4,962
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	8/13/19	CHF	20,000	20,574
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,037
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	8/13/21	CHF	29,000	30,514
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	5/21/24	CHF	10,600	11,287
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	5/12/32	CHF	7,500	7,872
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.250%	9/29/23	CHF	6,980	7,524
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	8,065
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	8,688
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,198
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	19,495

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,162
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,253
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.875%	9/15/31	CHF	10,500	12,192
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.125%	6/28/23	CHF	61,000	68,447
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,181
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	8/13/32	CHF	10,200	12,426
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/27/21	CHF	9,000	9,775
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	4,007
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,184
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,392
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,638
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,386
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.000%	7/25/23	CHF	17,000	17,126
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.000%	6/14/24	CHF	32,500	32,596
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.050%	11/6/26	CHF	10,000	9,818
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	3/12/24	CHF	15,000	15,179
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	12/2/24	CHF	15,000	15,018
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	9/2/31	CHF	7,000	6,548
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.250%	2/11/28	CHF	985	973
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.300%	6/6/31	CHF	7,500	7,176
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.375%	8/30/23	CHF	7,500	7,726
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,144
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	4,970
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	9/20/30	CHF	17,500	17,344
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,049
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,307
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,093

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	6/20/22	CHF	18,000	18,952
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	2,000	2,097
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,008
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,292
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,133
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,251
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	3/19/27	CHF	8,000	8,757
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,286
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,208
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,112
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,420
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	11,835
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.250%	9/10/19	CHF	15,000	15,933
UBS AG	1.375%	4/16/21	EUR	5,000	6,287
					648,666
Corporate Bonds (0.4%)
ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,167
Adecco International Financial Services BV	1.000%	12/2/24	EUR	1,000	1,218
1 Aquarius and Investments plc for Zurich
Insurance Co. Ltd.	4.250%	10/2/43	EUR	6,810	9,348
1 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	3,000	4,490
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,843
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	257
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	631
Credit Suisse AG	0.750%	7/11/19	CHF	5,000	5,095
Credit Suisse AG	1.000%	6/7/23	EUR	10,000	12,275
Credit Suisse AG	1.125%	9/15/20	EUR	5,800	7,178
Credit Suisse AG	1.375%	11/29/19	EUR	10,000	12,358
Credit Suisse AG	1.375%	1/31/22	EUR	15,748	19,706
Credit Suisse AG	1.500%	4/10/26	EUR	800	993
Credit Suisse AG	3.500%	4/29/20	AUD	9,000	6,867
Credit Suisse AG	4.750%	8/5/19	EUR	6,000	7,691
1 Credit Suisse Group AG	2.125%	9/12/25	GBP	1,000	1,342
Credit Suisse Group Funding Guernsey
Ltd.	1.250%	4/14/22	EUR	5,100	6,293
Credit Suisse Group Funding Guernsey
Ltd.	3.000%	5/27/22	GBP	1,500	2,140
Demeter Investments BV for Swiss
Life AG	4.375%	12/29/49	EUR	500	666
1 Demeter Investments BV for Zurich
Insurance Co. Ltd.	3.500%	10/1/46	EUR	10,000	13,061

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
ELM BV for Swiss Life Insurance &
Pension Group	4.500%	12/29/49	EUR	500	666
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	9,250	11,463
Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,232
Glencore Canada Financial Corp.	7.375%	5/27/20	GBP	8,850	13,573
Glencore Finance Europe Ltd.	1.250%	3/17/21	EUR	5,000	6,175
Glencore Finance Europe Ltd.	1.625%	1/18/22	EUR	500	623
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	11,500	14,036
Glencore Finance Europe Ltd.	6.000%	4/3/22	GBP	8,000	12,576
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	500	619
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,100	1,471
Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,220
LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,368
LafargeHolcim Sterling Finance
Netherlands BV	3.000%	5/12/32	GBP	100	132
LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,058
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	12,000	14,327
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	6,100	7,836
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	9,100	11,098
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,283
Nestle Holdings Inc.	1.750%	12/9/20	GBP	12,000	16,754
Novartis AG	0.625%	11/13/29	CHF	2,750	2,761
Novartis Finance SA	1.375%	8/14/30	EUR	9,000	10,833
Novartis Finance SA	1.625%	11/9/26	EUR	5,000	6,348
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	8,093
Roche Finance Europe BV	0.875%	2/25/25	EUR	500	610
Roche Holdings Inc.	6.500%	3/4/21	EUR	16,195	23,163
Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	8,300	11,885
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	7,200
UBS AG	1.125%	6/30/20	EUR	5,000	6,186
UBS AG	1.250%	12/10/20	GBP	500	686
UBS AG	1.250%	9/3/21	EUR	6,700	8,354
UBS Group Funding Jersey Ltd.	1.250%	9/1/26	EUR	38,000	45,036
UBS Group Funding Jersey Ltd.	1.500%	11/30/24	EUR	1,700	2,092
UBS Group Funding Jersey Ltd.	1.750%	11/16/22	EUR	1,000	1,262
UBS Group Funding Jersey Ltd.	2.125%	3/4/24	EUR	800	1,023
Willow No.2 Ireland plc for Zurich
Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,349
					380,010
Sovereign Bonds (0.4%)
Canton of Basel-City	1.875%	5/31/19	CHF	3,300	3,420
Canton of Basel-City	3.250%	1/31/20	CHF	3,000	3,233
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,783
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	3,979
Canton of Geneva Switzerland	2.125%	6/15/20	CHF	5,000	5,330
Canton of Geneva Switzerland	2.250%	2/22/21	CHF	4,600	4,984
Canton of Zurich	0.500%	12/3/20	CHF	4,595	4,757
Canton of Zurich	1.250%	7/29/22	CHF	7,300	7,851
Canton of Zurich	1.250%	12/3/32	CHF	3,000	3,302
Canton of Zurich	2.000%	7/29/38	CHF	5,000	6,226
Lunar Funding V for Swisscom AG	1.875%	9/8/21	EUR	2,000	2,545
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	8,000	8,527
Swiss Confederation	0.000%	6/22/29	CHF	26,000	25,820

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Swiss Confederation	0.500%	5/27/30	CHF	12,000	12,493
Swiss Confederation	0.500%	5/30/58	CHF	8,000	7,801
Swiss Confederation	1.250%	6/11/24	CHF	21,200	23,399
Swiss Confederation	1.250%	5/28/26	CHF	30,800	34,408
Swiss Confederation	1.250%	6/27/37	CHF	25,200	28,839
Swiss Confederation	1.500%	7/24/25	CHF	17,450	19,721
Swiss Confederation	1.500%	4/30/42	CHF	48,600	58,822
Swiss Confederation	2.000%	4/28/21	CHF	3,200	3,487
Swiss Confederation	2.000%	5/25/22	CHF	49,400	54,960
Swiss Confederation	2.000%	6/25/64	CHF	6,800	10,564
Swiss Confederation	2.250%	7/6/20	CHF	9,500	10,219
Swiss Confederation	2.250%	6/22/31	CHF	17,500	22,065
Swiss Confederation	2.500%	3/8/36	CHF	6,150	8,358
Swiss Confederation	3.250%	6/27/27	CHF	9,000	11,761
Swiss Confederation	3.500%	4/8/33	CHF	10,600	15,523
Swiss Confederation	4.000%	2/11/23	CHF	2,305	2,822
Swiss Confederation	4.000%	1/6/49	CHF	4,500	8,748
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,196
Swisscom AG	2.625%	8/31/22	CHF	11,000	12,313
Zuercher Kantonalbank	0.030%	2/11/22	CHF	5,000	5,086
Zuercher Kantonalbank	0.125%	5/13/26	CHF	1,640	1,625
Zuercher Kantonalbank	0.250%	1/27/26	CHF	5,000	4,987
Zuercher Kantonalbank	1.250%	1/31/22	CHF	17,000	18,088
Zuercher Kantonalbank	2.125%	6/29/22	CHF	16,400	18,038
					478,080
Total Switzerland (Cost $1,505,700)					1,506,756
Thailand (0.6%)
Sovereign Bonds (0.6%)
Kingdom of Thailand	1.875%	6/17/22	THB	1,700,000	54,079
Kingdom of Thailand	2.550%	6/26/20	THB	2,500,000	80,927
Kingdom of Thailand	2.875%	6/17/46	THB	861,525	24,810
Kingdom of Thailand	3.400%	6/17/36	THB	2,462,000	80,895
Kingdom of Thailand	3.450%	3/8/19	THB	200,000	6,448
Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	37,025
Kingdom of Thailand	3.600%	6/17/67	THB	592,500	19,082
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	20,540
Kingdom of Thailand	3.650%	12/17/21	THB	2,200,000	74,475
Kingdom of Thailand	3.650%	6/20/31	THB	1,330,000	45,550
Kingdom of Thailand	3.775%	6/25/32	THB	600,000	20,715
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	5,191
Kingdom of Thailand	3.850%	12/12/25	THB	1,250,000	43,841
Kingdom of Thailand	3.875%	6/13/19	THB	700,000	22,787
Kingdom of Thailand	4.000%	6/17/66	THB	85,000	3,027
Kingdom of Thailand	4.260%	12/12/37	THB	277,000	9,998
Kingdom of Thailand	4.675%	6/29/44	THB	751,000	29,457
Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	66,419
Kingdom of Thailand	5.500%	3/13/23	THB	130,000	4,803
Kingdom of Thailand	5.670%	3/13/28	THB	120,000	4,818
Total Thailand (Cost $614,746)					654,887

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
	Emirates Telecommunications Group
	Co. PJSC	1.750%	6/18/21	EUR	4,500	5,653
	Emirates Telecommunications Group
	Co. PJSC	2.750%	6/18/26	EUR	3,000	3,972
	IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	4,092
	IPIC GMTN Ltd.	5.875%	3/14/21	EUR	7,500	10,442
	IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,145
Total United Arab Emirates (Cost $24,529)						25,304
United Kingdom (7.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
	AA Bond Co. Ltd.	2.875%	1/31/22	GBP	4,000	5,423
	AA Bond Co. Ltd.	4.249%	7/31/20	GBP	4,100	5,835
	AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	3,097
	Arqiva Financing plc	4.040%	6/30/20	GBP	1,800	2,574
	Arqiva Financing plc	4.882%	12/31/32	GBP	3,000	4,584
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,861
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,412	4,024
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,856	3,095
	Bank of Scotland plc	3.875%	2/7/20	EUR	19,300	25,000
	Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	8,493
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,630
	Bank of Scotland plc	4.875%	6/4/19	EUR	900	1,148
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,400	2,297
	Barclays Bank plc	4.000%	10/7/19	EUR	1,600	2,051
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	20,766
	Barclays Bank plc	4.250%	1/12/22	GBP	3,600	5,470
1	Broadgate Financing plc	4.999%	10/5/33	GBP	4,000	6,616
1	Broadgate Financing plc	5.098%	4/5/35	GBP	7,961	12,667
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	266	462
	Clydesdale Bank plc	4.625%	6/8/26	GBP	13,000	21,461
	Co-Operative Bank plc	4.750%	11/11/21	GBP	8,900	13,197
	Coventry Building Society	0.500%	1/12/24	EUR	900	1,083
12	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,158	1,998
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,174	2,085
	Dignity Finance plc	3.546%	12/31/34	GBP	3,679	5,363
	Green King Finance plc	4.064%	3/15/35	GBP	1,850	2,706
	Greene King Finance plc	5.318%	9/15/31	GBP	1,061	1,685
	High Speed Rail Finance (1) plc	4.375%	11/1/38	GBP	6,700	11,200
	Highbury Finance BV	7.017%	3/20/23	GBP	635	1,016
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	629	1,072
1	Intu SGS Finance plc	4.625%	3/17/33	GBP	2,000	3,112
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	4,145	6,855
	Leeds Building Society	4.875%	11/16/20	GBP	2,000	3,010
	Lloyds Bank plc	0.500%	7/22/20	EUR	1,000	1,225
	Lloyds Bank plc	1.375%	4/16/21	EUR	35,800	44,962
	Lloyds Bank plc	1.750%	3/31/22	GBP	3,300	4,605
	Lloyds Bank plc	4.000%	9/29/20	EUR	1,000	1,327
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,200	11,988
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,225
	Lloyds Bank plc	5.125%	3/7/25	GBP	15,200	25,356
	Lloyds Bank plc	6.000%	2/8/29	GBP	15,350	28,799

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
1	Longstone Finance plc	4.791%	4/19/36	GBP	824	1,299
	Marston’s Issuer plc	5.158%	10/15/27	GBP	1,150	1,575
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	408	641
1	Mitchells & Butlers Finance plc	6.013%	12/15/30	GBP	1,826	2,916
	Nationwide Building Society	0.625%	3/25/27	EUR	10,690	12,532
	Nationwide Building Society	0.750%	6/25/19	EUR	9,900	12,101
	Nationwide Building Society	1.375%	6/29/32	EUR	6,000	7,226
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,704
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	23,826
	Nationwide Building Society	4.625%	2/8/21	EUR	3,100	4,227
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,637
	Nats En Route plc	5.250%	3/31/26	GBP	2,951	4,660
1	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	847	1,417
	Royal Bank of Scotland plc	3.875%	10/19/20	EUR	22,000	29,157
	Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	816
	Santander UK plc	0.250%	8/9/21	EUR	10,000	12,145
	Santander UK plc	1.250%	9/18/24	EUR	6,700	8,419
	Santander UK plc	1.625%	11/26/20	EUR	18,000	22,681
	Santander UK plc	5.125%	4/14/21	GBP	5,900	9,012
	Santander UK plc	5.250%	2/16/29	GBP	758	1,349
1	Santander UK plc	5.750%	3/2/27	GBP	5,855	10,306
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	4,123	6,043
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	2,392	3,907
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	8,765
						513,784
Corporate Bonds (2.2%)
	A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,200	4,462
	ABP Finance plc	6.250%	12/14/26	GBP	4,300	7,365
	Admiral Group plc	5.500%	7/25/24	GBP	2,000	3,082
	Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	2,500	4,169
	Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	602
	Affinity Water Programme Finance Ltd.	4.500%	3/31/36	GBP	4,500	7,728
	Anglian Water Services Financing plc	2.625%	6/15/27	GBP	2,000	2,643
13	Anglian Water Services Financing plc	5.837%	7/30/22	GBP	6,900	11,166
	Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,163
	Anglo American Capital plc	3.500%	3/28/22	EUR	6,709	8,946
	Annington Funding plc	1.650%	7/12/24	EUR	3,800	4,599
	Annington Funding plc	2.646%	7/12/25	GBP	1,000	1,371
	Annington Funding plc	3.184%	7/12/29	GBP	3,000	4,127
	Annington Funding plc	3.685%	7/12/34	GBP	7,900	11,152
	Annington Funding plc	3.935%	7/12/47	GBP	300	433
	AstraZeneca plc	0.250%	5/12/21	EUR	1,000	1,210
	AstraZeneca plc	1.250%	5/12/28	EUR	100	120
	AstraZeneca plc	5.750%	11/13/31	GBP	5,000	9,182
1	Aviva plc	3.375%	12/4/45	EUR	3,000	3,816
1	Aviva plc	3.875%	7/3/44	EUR	300	395
1	Aviva plc	5.125%	6/4/50	GBP	3,000	4,378
	Aviva plc	5.902%	11/29/49	GBP	2,300	3,342
1	Aviva plc	6.125%	11/14/36	GBP	3,250	5,175
1	Aviva plc	6.125%	7/5/43	EUR	1,000	1,459
	Aviva plc	6.125%	9/29/49	GBP	1,200	1,826
1	Aviva plc	6.625%	6/3/41	GBP	2,500	3,845
	Aviva plc	6.875%	11/29/49	GBP	3,500	5,114
1	Aviva plc	6.875%	5/20/58	GBP	2,327	4,153

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Babcock International Group plc	1.750%	10/6/22	EUR	7,800	9,718
Babcock International Group plc	1.875%	10/5/26	GBP	4,000	5,137
BAE Systems plc	4.125%	6/8/22	GBP	6,000	9,024
Bank of Scotland plc	9.375%	5/15/21	GBP	3,620	6,017
Barclays Bank plc	2.125%	2/24/21	EUR	5,000	6,376
Barclays Bank plc	4.250%	3/2/22	EUR	10,000	13,951
Barclays Bank plc	6.000%	1/14/21	EUR	3,000	4,113
Barclays Bank plc	6.625%	3/30/22	EUR	7,159	10,382
Barclays Bank plc	10.000%	5/21/21	GBP	8,533	14,266
Barclays plc	1.500%	4/1/22	EUR	1,000	1,241
Barclays plc	3.250%	2/12/27	GBP	655	895
Barclays plc	3.250%	1/17/33	GBP	8,500	11,110
BAT Capital Corp.	2.125%	8/15/25	GBP	1,300	1,738
BAT International Finance plc	0.875%	10/13/23	EUR	8,615	10,310
BAT International Finance plc	1.000%	5/23/22	EUR	700	856
BAT International Finance plc	1.750%	7/5/21	GBP	2,700	3,731
BAT International Finance plc	2.250%	1/16/30	EUR	10,600	12,854
BAT International Finance plc	2.250%	9/9/52	GBP	3,000	3,224
BAT International Finance plc	2.750%	3/25/25	EUR	7,850	10,339
BAT International Finance plc	3.125%	3/6/29	EUR	8,100	10,781
BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,262
BAT International Finance plc	4.875%	2/24/21	EUR	5,250	7,154
BAT International Finance plc	6.000%	11/24/34	GBP	1,000	1,864
BAT International Finance plc	6.375%	12/12/19	GBP	6,311	9,376
Bazalgette Finance plc	2.375%	11/29/27	GBP	400	538
BG Energy Capital plc	1.250%	11/21/22	EUR	6,400	8,000
BG Energy Capital plc	2.250%	11/21/29	EUR	11,411	14,971
BG Energy Capital plc	3.625%	7/16/19	EUR	4,050	5,111
BG Energy Capital plc	5.000%	11/4/36	GBP	200	365
BG Energy Capital plc	5.125%	12/1/25	GBP	5,000	8,355
BP Capital Markets plc	0.830%	9/19/24	EUR	8,000	9,615
BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,079
BP Capital Markets plc	1.077%	6/26/25	EUR	3,100	3,748
BP Capital Markets plc	1.373%	3/3/22	EUR	2,600	3,262
BP Capital Markets plc	1.526%	9/26/22	EUR	11,000	13,878
BP Capital Markets plc	1.573%	2/16/27	EUR	4,100	5,067
BP Capital Markets plc	1.637%	6/26/29	EUR	1,700	2,083
BP Capital Markets plc	1.953%	3/3/25	EUR	7,000	8,979
BP Capital Markets plc	2.177%	9/28/21	EUR	5,700	7,336
BP Capital Markets plc	2.213%	9/25/26	EUR	5,500	7,154
BP Capital Markets plc	2.972%	2/27/26	EUR	4,000	5,475
BP Capital Markets plc	3.497%	11/9/20	CAD	12,000	9,562
BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,784
Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	522
British Land Co. plc	2.375%	9/14/29	GBP	1,400	1,835
British Telecommunications plc	0.625%	3/10/21	EUR	11,000	13,449
British Telecommunications plc	1.000%	11/21/24	EUR	100	119
British Telecommunications plc	1.125%	6/10/19	EUR	8,600	10,524
British Telecommunications plc	1.125%	3/10/23	EUR	1,600	1,964
British Telecommunications plc	1.500%	6/23/27	EUR	700	829
British Telecommunications plc	1.750%	3/10/26	EUR	18,200	22,289
British Telecommunications plc	3.125%	11/21/31	GBP	1,800	2,445
British Telecommunications plc	5.750%	12/7/28	GBP	4,990	8,552
British Telecommunications plc	6.375%	6/23/37	GBP	1,500	2,891

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	BUPA Finance plc	2.000%	4/5/24	GBP	11,000	14,952
	BUPA Finance plc	3.375%	6/17/21	GBP	7,400	10,719
	Cadent Finance plc	0.625%	9/22/24	EUR	17,320	20,394
	Cadent Finance plc	1.125%	9/22/21	GBP	3,700	5,019
	Cadent Finance plc	2.125%	9/22/28	GBP	10,508	13,656
	Cadent Finance plc	2.625%	9/22/38	GBP	100	127
	Cadent Finance plc	2.750%	9/22/46	GBP	600	754
1	Centrica plc	3.000%	4/10/76	EUR	100	125
	Centrica plc	4.250%	9/12/44	GBP	5,250	8,300
	Centrica plc	4.375%	3/13/29	GBP	4,800	7,508
	Centrica plc	6.375%	3/10/22	GBP	1,050	1,704
	Centrica plc	7.000%	9/19/33	GBP	1,400	2,805
	Chancellor Masters and Scholars of the
	University of Oxford	2.544%	12/8/17	GBP	300	412
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	2,500	3,390
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,650	5,959
	CNH Industrial Finance Europe SA	1.750%	9/12/25	EUR	8,400	10,222
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	7,000	9,161
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,300	6,484
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,100	6,290
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	723
	Compass Group International BV	0.625%	7/3/24	EUR	1,700	2,023
	Coventry Building Society	1.000%	5/5/20	GBP	2,000	2,734
	Coventry Building Society	2.500%	11/18/20	EUR	6,546	8,375
	Coventry Building Society	5.875%	9/28/22	GBP	15,868	25,630
	Coventry Building Society	6.000%	10/16/19	GBP	2,000	2,939
	CPUK Finance Ltd.	2.666%	2/28/20	GBP	1,000	1,399
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	4,622
	Crh Finance UK plc	4.125%	12/2/29	GBP	4,200	6,504
1	CYBG plc	5.000%	2/9/26	GBP	800	1,144
	Delphi Automotive plc	1.500%	3/10/25	EUR	5,822	7,127
	Delphi Automotive plc	1.600%	9/15/28	EUR	3,830	4,559
	Diageo Finance plc	1.125%	5/20/19	EUR	500	611
	DS Smith plc	2.250%	9/16/22	EUR	100	128
	Dwr Cymru Financing Ltd.	2.500%	3/31/36	GBP	400	535
13	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	908
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	903
	East Finance plc	5.486%	6/15/42	GBP	297	562
	Eastern Power Networks plc	4.750%	9/30/21	GBP	2,400	3,651
	Eastern Power Networks plc	5.750%	3/8/24	GBP	3,000	4,911
	easyJet plc	1.750%	2/9/23	EUR	800	1,005
	Electricity North West Ltd.	8.875%	3/25/26	GBP	2,000	4,001
	ELM BV for RELX Finance	2.500%	9/24/20	EUR	1,000	1,277
	EMH Treasury plc	4.500%	1/29/44	GBP	394	659
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,568
	Eversholt Funding plc	3.529%	8/7/42	GBP	1,000	1,355
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,218
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	852
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	3,216
	Experian Finance plc	1.375%	6/25/26	EUR	100	120
	Experian Finance plc	3.500%	10/15/21	GBP	6,815	9,946
	Experian Finance plc	4.750%	2/4/20	EUR	4,000	5,236
	FCE Bank plc	0.869%	9/13/21	EUR	1,000	1,224
	FCE Bank plc	1.114%	5/13/20	EUR	16,199	19,968

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
FCE Bank plc	1.134%	2/10/22	EUR	1,430	1,756
FCE Bank plc	1.528%	11/9/20	EUR	3,200	3,995
FCE Bank plc	1.615%	5/11/23	EUR	400	497
FCE Bank plc	1.875%	6/24/21	EUR	5,000	6,316
FCE Bank plc	2.759%	11/13/19	GBP	5,100	7,155
FCE Bank plc	3.250%	11/19/20	GBP	2,000	2,853
Fidelity International Ltd.	7.125%	2/13/24	GBP	2,000	3,378
Firstgroup plc	5.250%	11/29/22	GBP	15,114	23,107
Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,463
Firstgroup plc	8.750%	4/8/21	GBP	5,000	8,102
Friends Life Holdings plc	8.250%	4/21/22	GBP	3,000	5,094
G4S International Finance plc	1.500%	1/9/23	EUR	1,700	2,099
G4S International Finance plc	1.500%	6/2/24	EUR	11,700	14,187
G4S plc	7.750%	5/13/19	GBP	6,477	9,477
1 Gatwick Funding Ltd.	2.625%	10/7/48	GBP	1,200	1,456
Gatwick Funding Ltd.	3.125%	9/28/39	GBP	4,100	5,549
1 Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,590
1 Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	931
1 Gatwick Funding Ltd.	6.125%	3/2/28	GBP	5,950	10,209
Genfinance II plc	6.064%	12/21/39	GBP	400	789
GKN Holdings plc	3.375%	5/12/32	GBP	800	1,121
GKN Holdings plc	6.750%	10/28/19	GBP	1,000	1,476
GlaxoSmithKline Capital plc	0.625%	12/2/19	EUR	5,327	6,509
GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	119
GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,000	4,462
GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,448
GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	400	676
GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	7,339	13,235
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,775
Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,000	1,213
Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	613
Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	1,000	1,521
Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	500	861
Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	5,200	7,866
Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	800	1,399
Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,575
Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	2,513	3,525
Hammerson plc	2.000%	7/1/22	EUR	7,200	9,139
Hammerson plc	3.500%	10/27/25	GBP	300	433
Hammerson plc	6.000%	2/23/26	GBP	4,000	6,696
Hammerson plc	7.250%	4/21/28	GBP	10,700	19,999
1 HBOS plc	4.500%	3/18/30	EUR	3,000	4,191
1 Heathrow Funding Ltd.	1.500%	2/11/32	EUR	9,700	11,484
1 Heathrow Funding Ltd.	1.875%	5/23/24	EUR	300	382
Heathrow Funding Ltd.	1.875%	7/12/32	EUR	1,100	1,323
Heathrow Funding Ltd.	2.750%	8/9/49	GBP	700	871
Heathrow Funding Ltd.	4.625%	10/31/46	GBP	300	514
Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,496
Heathrow Funding Ltd.	5.875%	5/13/41	GBP	6,000	11,718
Heathrow Funding Ltd.	6.000%	3/20/20	GBP	10,000	14,917
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	2,500	4,755
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	3,320	5,671
1 Hiscox Ltd.	6.125%	11/24/45	GBP	1,000	1,606
HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	435

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
HSBC Bank Capital Funding Sterling 2 LP	5.862%	4/29/49	GBP	1,000	1,465
HSBC Bank plc	4.000%	1/15/21	EUR	9,500	12,685
1 HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,600
HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,414
HSBC Bank plc	6.250%	1/30/41	GBP	66	130
HSBC Bank plc	6.500%	7/7/23	GBP	5,000	8,230
HSBC Holdings plc	0.875%	9/6/24	EUR	20,000	23,971
HSBC Holdings plc	1.500%	3/15/22	EUR	20,600	25,779
HSBC Holdings plc	2.625%	8/16/28	GBP	18,875	25,612
HSBC Holdings plc	3.000%	6/30/25	EUR	26,200	34,733
HSBC Holdings plc	3.196%	12/5/23	CAD	5,000	3,880
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	2,572
HSBC Holdings plc	6.000%	3/29/40	GBP	14,250	25,878
HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,901
HSBC Holdings plc	7.000%	4/7/38	GBP	500	993
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	492
Imperial Brands Finance plc	3.375%	2/26/26	EUR	500	679
Imperial Brands Finance plc	4.875%	6/7/32	GBP	7,050	11,320
Imperial Brands Finance plc	5.000%	12/2/19	EUR	3,000	3,909
Imperial Brands Finance plc	7.750%	6/24/19	GBP	8,700	12,838
Imperial Brands Finance plc	9.000%	2/17/22	GBP	12,400	21,459
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	3,500	5,216
Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,000	2,979
1 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,500	2,194
Investec Bank plc	9.625%	2/17/22	GBP	3,197	5,345
Investec plc	4.500%	5/5/22	GBP	1,300	1,931
ITV plc	2.125%	9/21/22	EUR	100	126
Kennedy Wilson Europe Real Estate plc	3.950%	6/30/22	GBP	1,000	1,435
Land Securities Capital Markets plc	1.974%	2/8/24	GBP	1,000	1,378
Land Securities Capital Markets plc	2.750%	9/22/57	GBP	1,000	1,358
Leeds Building Society	0.125%	4/21/20	EUR	900	1,093
Leeds Building Society	0.500%	7/3/24	EUR	500	597
Leeds Building Society	1.375%	5/5/22	EUR	17,195	21,261
Leeds Building Society	2.625%	4/1/21	EUR	22,000	28,233
Legal & General Finance plc	5.875%	12/11/31	GBP	3,000	5,501
1 Legal & General Group plc	5.375%	10/27/45	GBP	5,400	8,218
1 Legal & General Group plc	5.500%	6/27/64	GBP	2,100	3,206
Legal & General Group plc	5.875%	3/29/49	GBP	900	1,278
1 Legal & General Group plc	10.000%	7/23/41	GBP	3,200	5,460
Lendlease Europe Finance plc	6.125%	10/12/21	GBP	21,000	32,728
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,163
1 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	923
Lloyds Bank plc	0.625%	4/20/20	EUR	5,000	6,116
Lloyds Bank plc	0.625%	9/14/22	EUR	8,780	10,758
1 Lloyds Bank plc	5.750%	7/9/25	GBP	1,000	1,485
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	2,698
Lloyds Bank plc	6.500%	9/17/40	GBP	2,050	4,308
Lloyds Bank plc	7.500%	4/15/24	GBP	1,000	1,791
Lloyds Bank plc	7.625%	4/22/25	GBP	8,190	14,668
Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,400,000	12,802
Lloyds Banking Group plc	0.750%	11/9/21	EUR	800	979
Lloyds Banking Group plc	1.000%	11/9/23	EUR	200	241
London & Quadrant Housing Trust	2.625%	5/5/26	GBP	4,000	5,567
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	828

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	753
London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,750
Manchester Airport Group Funding plc	2.875%	3/31/39	GBP	1,000	1,341
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,373
Marks & Spencer plc	3.000%	12/8/23	GBP	1,400	1,963
Marks & Spencer plc	4.750%	6/12/25	GBP	4,610	6,947
Marks & Spencer plc	6.125%	12/2/19	GBP	2,000	2,948
Martlet Homes Ltd.	3.000%	5/9/52	GBP	800	1,050
Mondi Finance plc	1.500%	4/15/24	EUR	200	247
Motability Operations Group plc	0.875%	3/14/25	EUR	7,816	9,362
Motability Operations Group plc	1.625%	6/9/23	EUR	500	633
Motability Operations Group plc	2.375%	3/14/32	GBP	500	664
Motability Operations Group plc	4.375%	2/8/27	GBP	7,600	12,143
Motability Operations Group plc	5.375%	6/28/22	GBP	1,000	1,592
Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,655
Motability Operations Group plc	6.625%	12/10/19	GBP	4,449	6,648
National Express Group plc	2.500%	11/11/23	GBP	5,000	6,853
National Grid plc	4.375%	3/10/20	EUR	1,000	1,305
Nationwide Building Society	0.750%	10/26/22	EUR	6,000	7,391
1 Nationwide Building Society	2.000%	7/25/29	EUR	10,600	12,827
Nationwide Building Society	3.000%	5/6/26	GBP	17,980	25,961
Nationwide Building Society	6.750%	7/22/20	EUR	5,500	7,576
Nex Group Holdings plc	3.125%	3/6/19	EUR	1,000	1,238
Next plc	3.625%	5/18/28	GBP	7,000	9,663
Next plc	5.375%	10/26/21	GBP	4,000	6,117
1 NGG Finance plc	4.250%	6/18/76	EUR	1,600	2,076
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	492
Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	900	1,570
Northern Gas Networks Finance plc	5.625%	3/23/40	GBP	2,423	4,708
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	1,050	1,521
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,805
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,733	3,110
Northern Powergrid Yorkshire plc	9.250%	1/17/20	GBP	4,530	7,051
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	750	1,375
Notting Hill Housing Trust	3.250%	10/12/48	GBP	250	340
Notting Hill Housing Trust	3.750%	12/20/32	GBP	2,200	3,273
Notting Hill Housing Trust	4.375%	2/20/54	GBP	5,000	8,476
Notting Hill Housing Trust	5.250%	7/7/42	GBP	1,500	2,750
Orbit Capital plc	3.500%	3/24/45	GBP	1,967	2,851
Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	276
Peabody Capital plc	5.250%	3/17/43	GBP	4,650	8,689
Pearson Funding Five plc	1.375%	5/6/25	EUR	100	121
Phoenix Group Holdings	4.125%	7/20/22	GBP	1,500	2,149
Places For People Treasury plc	2.875%	8/17/26	GBP	9,500	12,833
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,500	2,301
Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	5,414
Principality Building Society	2.375%	11/23/23	GBP	1,000	1,365
1 Prudential plc	5.700%	12/19/63	GBP	1,000	1,591
Prudential plc	5.875%	5/11/29	GBP	1,111	1,989
Prudential plc	6.125%	12/19/31	GBP	9,000	15,627
1 Prudential plc	11.375%	5/29/39	GBP	200	304
RAC Bond Co. plc	4.870%	5/6/26	GBP	3,000	4,325
RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,434
Rentokil Initial plc	3.375%	9/24/19	EUR	6,000	7,587

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
1	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	1,100	1,709
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	7,000	11,105
	Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,917
	Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	2,964
	Royal Bank of Scotland Group plc	1.625%	6/25/19	EUR	3,700	4,549
1	Royal Bank of Scotland Group plc	2.000%	3/8/23	EUR	100	126
	Royal Bank of Scotland Group plc	2.500%	3/22/23	EUR	15,100	19,391
	Royal Bank of Scotland plc	5.375%	9/30/19	EUR	3,100	4,027
	Royal Bank of Scotland plc	5.500%	3/23/20	EUR	2,000	2,661
1	RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	3,035
	RSL Finance No 1 plc	6.625%	3/31/38	GBP	622	1,170
	Sanctuary Capital plc	5.000%	4/26/47	GBP	4,112	7,674
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	21,105	25,602
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	375	545
	Santander UK plc	1.125%	1/14/22	EUR	11,000	13,619
	Santander UK plc	1.125%	3/10/25	EUR	11,100	13,440
	Santander UK plc	1.875%	2/17/20	GBP	7,200	9,994
	Santander UK plc	2.625%	7/16/20	EUR	5,000	6,375
	Santander UK plc	3.875%	10/15/29	GBP	2,200	3,381
	Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	534
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	5,000	7,200
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,702
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,829
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,500	4,443
	Segro plc	2.875%	10/11/37	GBP	300	401
	Segro plc	5.625%	12/7/20	GBP	1,300	1,970
	Severn Trent Utilities Finance plc	1.125%	9/7/21	GBP	1,700	2,307
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,100	1,495
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,704
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,240	3,996
	Skipton Building Society	1.750%	6/30/22	GBP	1,000	1,363
	Sky plc	1.500%	9/15/21	EUR	6,837	8,569
	Sky plc	1.875%	11/24/23	EUR	5,500	6,994
	Sky plc	2.250%	11/17/25	EUR	500	646
	Sky plc	2.500%	9/15/26	EUR	21,500	28,015
	Sky plc	2.875%	11/24/20	GBP	8,950	12,764
	Sky plc	4.000%	11/26/29	GBP	4,800	7,478
	Smiths Group plc	2.000%	2/23/27	EUR	10,800	13,342
	Society of Lloyd’s	4.750%	10/30/24	GBP	1,500	2,284
	South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	581
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,350	4,149
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,850	5,433
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	368
14	Southern Gas Networks plc	4.875%	12/21/20	GBP	5,000	7,487
	Southern Gas Networks plc	6.375%	5/15/40	GBP	420	871
1	Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,476
	Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	7,850	11,855
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,538
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	517
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,300	2,232
	SSE plc	2.000%	6/17/20	EUR	7,200	9,047
	SSE plc	3.875%	12/29/49	GBP	5,500	7,800
	SSE plc	5.875%	9/22/22	GBP	400	647
	SSE plc	6.250%	8/27/38	GBP	2,600	5,218

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
SSE plc	8.375%	11/20/28	GBP	1,150	2,386
Stagecoach Group plc	4.000%	9/29/25	GBP	300	437
Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,443
Standard Chartered plc	1.625%	6/13/21	EUR	20,076	25,183
Standard Chartered plc	3.125%	11/19/24	EUR	500	648
Standard Chartered plc	3.625%	11/23/22	EUR	1,700	2,256
1 Standard Chartered plc	4.000%	10/21/25	EUR	4,000	5,189
Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,623
Standard Chartered plc	5.125%	6/6/34	GBP	5,200	7,686
1 Standard Life Aberdeen plc	5.500%	12/4/42	GBP	4,000	6,172
Standard Life plc	6.546%	11/29/49	GBP	2,500	3,698
Swan Housing Capital plc	3.625%	3/5/48	GBP	2,364	3,445
Thames Water Utilities Cayman
Finance Ltd.	2.625%	1/24/32	GBP	3,000	3,921
Thames Water Utilities Cayman
Finance Ltd.	3.500%	2/25/28	GBP	1,300	1,892
Thames Water Utilities Cayman
Finance Ltd.	4.000%	6/19/25	GBP	8,000	12,111
Thames Water Utilities Cayman
Finance Ltd.	4.375%	7/3/34	GBP	1,795	2,847
Thames Water Utilities Cayman
Finance Ltd.	4.625%	6/4/46	GBP	4,945	8,451
Thames Water Utilities Cayman
Finance Ltd.	5.500%	2/11/41	GBP	12,575	23,423
1 Thames Water Utilities Cayman
Finance Ltd.	5.750%	9/13/30	GBP	500	772
THFC Funding No. 3 plc	5.200%	10/11/43	GBP	4,900	8,937
Together Housing Finance plc	4.500%	12/17/42	GBP	430	721
TP ICAP plc	5.250%	1/26/24	GBP	1,020	1,474
1 TSB Banking Group plc	5.750%	5/6/26	GBP	2,700	4,027
Unilever NV	0.375%	2/14/23	EUR	1,100	1,322
Unilever NV	0.500%	2/3/22	EUR	200	244
Unilever NV	1.000%	6/3/23	EUR	100	124
Unilever NV	1.750%	8/5/20	EUR	2,300	2,888
1 UNITE USAF II plc	3.374%	6/30/28	GBP	1,000	1,465
United Utilities Water Finance plc	2.000%	2/14/25	GBP	200	273
United Utilities Water Ltd.	4.250%	1/24/20	EUR	3,000	3,889
United Utilities Water Ltd.	5.625%	12/20/27	GBP	6,810	11,894
United Utilities Water Ltd.	5.750%	3/25/22	GBP	3,750	5,977
University of Cambridge	3.750%	10/17/52	GBP	900	1,670
University of Liverpool	3.375%	6/25/55	GBP	300	494
University of Southampton	2.250%	4/11/57	GBP	100	127
Vodafone Group plc	0.500%	1/30/24	EUR	100	117
Vodafone Group plc	0.875%	11/17/20	EUR	10,900	13,420
Vodafone Group plc	1.250%	8/25/21	EUR	9,000	11,208
Vodafone Group plc	1.500%	7/24/27	EUR	2,200	2,601
Vodafone Group plc	1.600%	7/29/31	EUR	6,300	7,017
Vodafone Group plc	1.750%	8/25/23	EUR	13,700	17,330
Vodafone Group plc	1.875%	9/11/25	EUR	4,400	5,517
Vodafone Group plc	2.875%	11/20/37	EUR	200	237
Vodafone Group plc	3.000%	8/12/56	GBP	5,500	6,445
Vodafone Group plc	4.200%	12/13/27	AUD	8,000	5,901
Vodafone Group plc	4.650%	1/20/22	EUR	100	139
Vodafone Group plc	5.625%	12/4/25	GBP	3,400	5,658

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,790
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	5,000	9,002
	Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,500	2,399
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,000	3,960
	Wellcome Trust Finance plc	4.750%	5/28/21	GBP	500	760
	Wessex Water Services Finance plc	4.000%	9/24/21	GBP	1,000	1,486
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	800	1,368
	Western Power Distribution East
	Midlands plc	5.250%	1/17/23	GBP	2,500	3,948
	Western Power Distribution South
	Wales plc	5.750%	3/23/40	GBP	850	1,640
	Western Power Distribution South
	West plc	5.750%	3/23/40	GBP	1,450	2,793
	Western Power Distribution West
	Midlands plc	3.875%	10/17/24	GBP	3,000	4,517
	Western Power Distribution West
	Midlands plc	5.750%	4/16/32	GBP	5,600	10,048
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	3,000	4,851
	WHG Treasury plc	4.250%	10/6/45	GBP	4,000	6,466
	Wm Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	756
	Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	5,000	7,246
	Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	5,150	8,123
	Wods Transmission plc	3.446%	8/24/34	GBP	604	892
	WPP Finance 2013	2.875%	9/14/46	GBP	500	556
	WPP Finance 2013	3.000%	11/20/23	EUR	9,000	11,941
	WPP Finance SA	2.250%	9/22/26	EUR	300	376
	WPP Finance SA	6.375%	11/6/20	GBP	3,200	4,918
	Yorkshire Building Society	1.250%	3/17/22	EUR	21,403	26,448
	Yorkshire Water Services Bradford
	Finance Ltd.	3.625%	8/1/29	GBP	600	897
1	Yorkshire Water Services Bradford
	Finance Ltd.	3.750%	3/22/46	GBP	1,000	1,431
	Yorkshire Water Services Bradford
	Finance Ltd.	6.000%	8/21/19	GBP	3,105	4,534
	Yorkshire Water Services Bradford
	Finance Ltd.	6.375%	8/19/39	GBP	200	421
						2,321,776
Sovereign Bonds (4.9%)
[1,12] Affordable Housing Finance plc		2.893%	8/11/45	GBP	2,673	4,155
12	LCR Finance plc	4.500%	12/7/28	GBP	15,500	26,813
12	LCR Finance plc	4.500%	12/7/38	GBP	1,100	2,140
12	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,860
12	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	525
12	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,790
12	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	8,200	14,431
12	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	297
12	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	8,149
12	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	4,200	8,149
	Transport for London	2.250%	8/9/22	GBP	900	1,280
	Transport for London	3.625%	5/15/45	GBP	4,900	8,180
	Transport for London	3.875%	7/23/42	GBP	2,400	4,109
	Transport for London	4.000%	4/7/64	GBP	1,200	2,395
	United Kingdom	0.500%	7/22/22	GBP	152,485	205,735
	United Kingdom	0.750%	7/22/23	GBP	185,750	251,033

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
United Kingdom	1.250%	7/22/27	GBP	200,900	271,952
United Kingdom	1.500%	1/22/21	GBP	115,000	161,190
United Kingdom	1.500%	7/22/26	GBP	24,400	34,001
United Kingdom	1.500%	7/22/47	GBP	160,800	205,260
United Kingdom	1.750%	7/22/19	GBP	225,320	314,225
United Kingdom	1.750%	9/7/37	GBP	96,300	131,430
United Kingdom	1.750%	7/22/57	GBP	63,000	88,844
United Kingdom	2.000%	7/22/20	GBP	159,800	225,924
United Kingdom	2.500%	7/22/65	GBP	69,000	122,174
United Kingdom	2.750%	9/7/24	GBP	85,950	129,734
United Kingdom	3.250%	1/22/44	GBP	203,900	361,035
United Kingdom	3.500%	1/22/45	GBP	90,650	167,980
United Kingdom	3.500%	7/22/68	GBP	69,000	155,729
United Kingdom	3.750%	9/7/20	GBP	28,500	41,974
United Kingdom	3.750%	9/7/21	GBP	68,100	102,662
United Kingdom	3.750%	7/22/52	GBP	106,100	220,997
United Kingdom	4.000%	1/22/60	GBP	16,200	38,067
United Kingdom	4.250%	12/7/27	GBP	120,000	207,024
United Kingdom	4.250%	6/7/32	GBP	41,541	75,582
United Kingdom	4.250%	3/7/36	GBP	137,000	260,455
United Kingdom	4.250%	9/7/39	GBP	55,796	110,024
United Kingdom	4.250%	12/7/40	GBP	54,200	108,201
United Kingdom	4.250%	12/7/46	GBP	65,600	138,568
United Kingdom	4.250%	12/7/49	GBP	72,600	158,960
United Kingdom	4.250%	12/7/55	GBP	74,100	174,145
United Kingdom	4.500%	9/7/34	GBP	101,000	193,619
United Kingdom	4.500%	12/7/42	GBP	39,100	82,217
United Kingdom	4.750%	12/7/30	GBP	61,800	115,381
United Kingdom	4.750%	12/7/38	GBP	6,708	13,943
United Kingdom	5.000%	3/7/25	GBP	141,707	243,582
United Kingdom	8.000%	6/7/21	GBP	26,000	43,657
United Kingdom of Great Britain and
Northern Ireland	1.625%	10/22/28	GBP	15,000	20,816
Urenco Finance NV	2.375%	12/2/24	EUR	4,000	5,252
Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,855
					5,271,500
Total United Kingdom (Cost $7,897,777)					8,107,060
United States (2.9%)
Corporate Bonds (2.9%)
3M Co.	0.375%	2/15/22	EUR	17,000	20,675
3M Co.	0.950%	5/15/23	EUR	2,000	2,476
3M Co.	1.500%	11/9/26	EUR	200	252
3M Co.	1.750%	5/15/30	EUR	1,617	2,056
3M Co.	1.875%	11/15/21	EUR	400	512
AbbVie Inc.	0.375%	11/18/19	EUR	3,800	4,616
AbbVie Inc.	1.375%	5/17/24	EUR	12,000	14,676
AbbVie Inc.	2.125%	11/17/28	EUR	6,800	8,438
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	4,068
Albemarle Corp.	1.875%	12/8/21	EUR	100	126
Allergan Funding SCS	0.500%	6/1/21	EUR	4,800	5,802
Allergan Funding SCS	1.250%	6/1/24	EUR	10,000	11,860
Allergan Funding SCS	2.125%	6/1/29	EUR	8,000	9,400
American Express Credit Corp.	0.625%	11/22/21	EUR	16,702	20,359

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
American International Group Inc.	1.875%	6/21/27	EUR	10,300	12,390
American Tower Corp.	1.375%	4/4/25	EUR	8,500	10,059
Amgen Inc.	1.250%	2/25/22	EUR	18,230	22,688
Amgen Inc.	2.000%	2/25/26	EUR	2,600	3,331
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,488
Amgen Inc.	4.000%	9/13/29	GBP	4,500	6,926
Amgen Inc.	5.500%	12/7/26	GBP	4,400	7,445
Anheuser-Busch InBev Finance Inc.	2.600%	5/15/24	CAD	6,000	4,528
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	3,000	2,377
Aon plc	2.875%	5/14/26	EUR	3,400	4,460
Apple Inc.	0.350%	6/10/20	JPY	1,350,000	12,424
Apple Inc.	0.750%	2/25/30	CHF	5,500	5,558
Apple Inc.	0.875%	5/24/25	EUR	12,000	14,540
Apple Inc.	1.000%	11/10/22	EUR	13,200	16,453
Apple Inc.	1.375%	1/17/24	EUR	10,100	12,715
Apple Inc.	1.375%	5/24/29	EUR	7,800	9,450
Apple Inc.	1.625%	11/10/26	EUR	4,039	5,115
Apple Inc.	2.000%	9/17/27	EUR	7,080	9,215
Apple Inc.	2.513%	8/19/24	CAD	24,220	18,322
Apple Inc.	3.050%	7/31/29	GBP	13,700	20,386
Apple Inc.	3.600%	6/10/26	AUD	1,190	909
Apple Inc.	3.700%	8/28/22	AUD	4,250	3,298
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	12,743
2 AT&T Inc.	1.050%	9/5/23	EUR	2,100	2,548
AT&T Inc.	1.300%	9/5/23	EUR	600	740
AT&T Inc.	1.375%	12/4/24	CHF	500	524
AT&T Inc.	1.450%	6/1/22	EUR	16,714	20,903
2 AT&T Inc.	1.800%	9/5/26	EUR	3,800	4,643
AT&T Inc.	1.875%	12/4/20	EUR	400	504
2 AT&T Inc.	2.350%	9/5/29	EUR	15,300	18,684
AT&T Inc.	2.400%	3/15/24	EUR	9,000	11,660
AT&T Inc.	2.450%	3/15/35	EUR	100	113
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,614
AT&T Inc.	2.600%	12/17/29	EUR	3,775	4,727
AT&T Inc.	2.650%	12/17/21	EUR	100	130
AT&T Inc.	2.750%	5/19/23	EUR	6,848	9,076
AT&T Inc.	2.850%	5/25/24	CAD	3,065	2,304
AT&T Inc.	3.150%	9/4/36	EUR	6,400	7,832
AT&T Inc.	3.375%	3/15/34	EUR	2,800	3,645
AT&T Inc.	3.500%	12/17/25	EUR	2,100	2,906
AT&T Inc.	3.550%	12/17/32	EUR	10,962	14,635
AT&T Inc.	3.550%	9/14/37	GBP	13,400	18,604
AT&T Inc.	3.825%	11/25/20	CAD	11,750	9,409
AT&T Inc.	4.250%	6/1/43	GBP	4,767	7,095
AT&T Inc.	4.375%	9/14/29	GBP	5,488	8,430
AT&T Inc.	4.850%	5/25/47	CAD	3,930	3,053
AT&T Inc.	4.875%	6/1/44	GBP	2,350	3,830
AT&T Inc.	5.200%	11/18/33	GBP	4,000	6,614
AT&T Inc.	7.000%	4/30/40	GBP	5,150	10,539
1 Bank of America Corp.	0.736%	2/7/22	EUR	100	122
Bank of America Corp.	0.750%	7/26/23	EUR	15,000	17,986
Bank of America Corp.	1.375%	9/10/21	EUR	10,000	12,511
Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,659
1 Bank of America Corp.	1.379%	2/7/25	EUR	100	122

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Bank of America Corp.	1.625%	9/14/22	EUR	5,000	6,291
1 Bank of America Corp.	1.776%	5/4/27	EUR	2,100	2,594
Bank of America Corp.	2.300%	7/25/25	GBP	1,000	1,370
Bank of America Corp.	2.375%	6/19/24	EUR	5,000	6,507
Bank of America Corp.	2.500%	7/27/20	EUR	10,500	13,366
1 Bank of America Corp.	2.604%	3/15/23	CAD	4,850	3,706
1 Bank of America Corp.	3.301%	4/24/24	CAD	2,225	1,735
1 Bank of America Corp.	3.407%	9/20/25	CAD	2,040	1,583
Bank of America Corp.	4.250%	3/5/20	AUD	10,540	8,207
Bank of America Corp.	4.250%	12/10/26	GBP	2,900	4,527
Bank of America Corp.	5.500%	12/4/19	GBP	3,950	5,794
Bank of America Corp.	5.500%	11/22/21	GBP	1,800	2,769
Bank of America Corp.	6.125%	9/15/21	GBP	7,400	11,640
Bank of America Corp.	7.000%	7/31/28	GBP	5,500	10,496
Baxter International Inc.	1.300%	5/30/25	EUR	7,055	8,517
Becton Dickinson & Co.	1.000%	12/15/22	EUR	7,730	9,356
Becton Dickinson & Co.	1.900%	12/15/26	EUR	11,818	14,206
Berkshire Hathaway Inc.	0.500%	3/13/20	EUR	8,000	9,760
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,217
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,832	9,316
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	5,478
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	9,000	10,495
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	10,300	13,273
BlackRock Inc.	1.250%	5/6/25	EUR	6,550	8,027
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	889	1,043
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	128
BorgWarner Inc.	1.800%	11/7/22	EUR	100	128
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,980
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,843
Brown-Forman Corp.	1.200%	7/7/26	EUR	2,260	2,721
Brown-Forman Corp.	2.600%	7/7/28	GBP	8,620	11,958
Bunge Finance Europe BV	1.850%	6/16/23	EUR	16,470	20,538
Cargill Inc.	1.875%	9/4/19	EUR	1,100	1,363
Cargill Inc.	2.500%	2/15/23	EUR	10,100	13,326
Carnival Corp.	1.125%	11/6/19	EUR	5,000	6,142
Carnival Corp.	1.625%	2/22/21	EUR	9,000	11,310
Carnival Corp.	1.875%	11/7/22	EUR	5,550	7,094
Caterpillar International Finance DAC	0.750%	10/13/20	EUR	200	246
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	20,289	24,435
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	17,265	21,184
Citigroup Inc.	0.750%	10/26/23	EUR	500	598
Citigroup Inc.	1.375%	10/27/21	EUR	10,000	12,504
Citigroup Inc.	1.500%	10/26/28	EUR	1,000	1,186
Citigroup Inc.	1.750%	1/28/25	EUR	600	751
Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,903
Citigroup Inc.	2.375%	5/22/24	EUR	5,000	6,517
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	5,119
Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,941
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,552
Citigroup Inc.	5.000%	8/2/19	EUR	13,200	16,968
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,329
Citigroup Inc.	7.375%	9/1/39	GBP	400	893
Coca-Cola Co.	0.000%	3/9/21	EUR	3,750	4,523
Coca-Cola Co.	0.500%	3/8/24	EUR	5,400	6,462

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,735
Coca-Cola Co.	1.100%	9/2/36	EUR	1,600	1,757
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,249
Coca-Cola Co.	1.125%	3/9/27	EUR	3,000	3,636
Coca-Cola Co.	1.625%	3/9/35	EUR	5,400	6,485
Coca-Cola Co.	1.875%	9/22/26	EUR	2,959	3,813
Coca-Cola Co.	2.600%	6/9/20	AUD	1,000	754
Coca-Cola Co.	3.250%	6/11/24	AUD	400	302
Coca-Cola European Partners plc	2.000%	12/5/19	EUR	1,000	1,240
Coca-Cola European Partners plc	2.375%	5/7/25	EUR	3,000	3,938
Comcast Corp.	5.500%	11/23/29	GBP	4,000	7,061
Corning Inc.	0.992%	8/10/27	JPY	1,700,000	15,836
DH Europe Finance SA	1.000%	7/8/19	EUR	4,400	5,365
DH Europe Finance SA	1.700%	1/4/22	EUR	26,000	32,902
Digital Euro Finco LLC	2.625%	4/15/24	EUR	100	128
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	3,009
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,532
Discovery Communications LLC	1.900%	3/19/27	EUR	18,642	22,149
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,290
Discovery Communications LLC	2.500%	9/20/24	GBP	4,400	5,968
Dover Corp.	1.250%	11/9/26	EUR	19,700	23,462
Dover Corp.	2.125%	12/1/20	EUR	1,300	1,649
Eastman Chemical Co.	1.500%	5/26/23	EUR	10,000	12,549
Eastman Chemical Co.	1.875%	11/23/26	EUR	5,700	7,122
Ecolab Inc.	1.000%	1/15/24	EUR	7,620	9,291
Eli Lilly & Co.	1.000%	6/2/22	EUR	13,800	17,092
Eli Lilly & Co.	2.125%	6/3/30	EUR	8,000	10,395
Expedia Inc.	2.500%	6/3/22	EUR	1,450	1,835
FedEx Corp.	0.500%	4/9/20	EUR	8,900	10,841
FedEx Corp.	1.000%	1/11/23	EUR	700	860
FedEx Corp.	1.625%	1/11/27	EUR	3,000	3,661
Fidelity International Ltd.	2.500%	11/4/26	EUR	1,157	1,439
Fidelity National Information Services Inc.	0.400%	1/15/21	EUR	6,362	7,690
Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	10,909	13,054
Fidelity National Information Services Inc.	1.700%	6/30/22	GBP	2,990	4,078
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	4,467
Fluor Corp.	1.750%	3/21/23	EUR	7,450	9,375
Ford Credit Canada Co.	2.710%	2/23/22	CAD	8,000	6,092
Ford Credit Canada Ltd.	2.580%	5/10/21	CAD	5,000	3,829
Ford Credit Canada Ltd.	2.923%	9/16/20	CAD	1,450	1,127
Ford Credit Canada Ltd.	3.279%	7/2/21	CAD	2,800	2,185
Ford Motor Credit Co. LLC	1.355%	2/7/25	EUR	8,900	10,656
Ford Motor Credit Co. LLC	3.588%	6/2/20	AUD	330	251
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	5,411	4,457
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,398
GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	15,000	19,739
GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	4,400	6,654
GE Capital European Funding Unlimited Co.	5.375%	1/23/20	EUR	11,300	14,902
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,500	2,736
GE Capital UK Funding Unlimited Co.	4.125%	9/13/23	GBP	3,249	4,912
GE Capital UK Funding Unlimited Co.	4.375%	7/31/19	GBP	2,000	2,851
GE Capital UK Funding Unlimited Co.	5.875%	11/4/20	GBP	3,830	5,812
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	2,300	4,147
GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,414	4,684

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
General Electric Co.	0.375%	5/17/22	EUR	6,400	7,683
General Electric Co.	0.875%	5/17/25	EUR	9,300	10,945
General Electric Co.	1.250%	5/26/23	EUR	3,000	3,700
General Electric Co.	1.500%	5/17/29	EUR	10,700	12,534
General Electric Co.	1.875%	5/28/27	EUR	13,400	16,592
General Electric Co.	2.125%	5/17/37	EUR	13,100	14,755
General Electric Co.	3.125%	12/6/19	CHF	1,000	1,065
General Electric Co.	4.125%	9/19/35	EUR	5,200	7,698
General Electric Co.	4.875%	9/18/37	GBP	2,236	3,534
General Electric Co.	5.500%	6/7/21	GBP	3,000	4,591
General Electric Co.	6.250%	9/29/20	GBP	1,657	2,526
General Mills Inc.	1.000%	4/27/23	EUR	7,000	8,588
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,399
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,260
General Motors Financial Co. Inc.	0.955%	9/7/23	EUR	9,856	11,866
General Motors Financial International BV	1.875%	10/15/19	EUR	700	868
General Motors Financial of Canada Ltd.	2.600%	6/1/22	CAD	7,000	5,299
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	1,040	1,248
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,300	12,822
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	100	122
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	20,925	25,320
Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	14,791	18,802
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	11,660
1 Goldman Sachs Group Inc.	2.433%	4/26/23	CAD	10,200	7,718
Goldman Sachs Group Inc.	2.500%	10/18/21	EUR	50	65
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,617
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	23,800	31,951
1 Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	800	611
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	3,100	4,733
Goldman Sachs Group Inc.	4.750%	10/12/21	EUR	1,100	1,506
Goldman Sachs Group Inc.	5.000%	8/21/19	AUD	16,500	12,782
Goldman Sachs Group Inc.	5.125%	10/23/19	EUR	5,000	6,499
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	6,300	9,636
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	6,100	12,085
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,329
Harman Finance International SCA	2.000%	5/27/22	EUR	8,500	10,806
Honeywell International Inc.	0.650%	2/21/20	EUR	5,920	7,234
Honeywell International Inc.	1.300%	2/22/23	EUR	3,300	4,119
Honeywell International Inc.	2.250%	2/22/28	EUR	5,490	7,217
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,862
Illinois Tool Works Inc.	1.750%	5/20/22	EUR	7,400	9,417
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	11,700	15,062
Intel Corp.	4.000%	12/1/22	AUD	5,000	3,917
International Business Machines Corp.	0.500%	9/7/21	EUR	10,000	12,208
International Business Machines Corp.	0.950%	5/23/25	EUR	8,200	9,882
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	3,706
International Business Machines Corp.	1.500%	5/23/29	EUR	7,200	8,763
International Business Machines Corp.	1.875%	11/6/20	EUR	400	505
International Business Machines Corp.	2.625%	8/5/22	GBP	500	720
International Business Machines Corp.	2.750%	12/21/20	GBP	4,000	5,719
International Business Machines Corp.	2.875%	11/7/25	EUR	4,100	5,624
International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	7,130	8,939
John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	1,611	1,243
John Deere Cash Management SA	0.500%	9/15/23	EUR	1,100	1,320

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Johnson & Johnson	0.250%	1/20/22	EUR	2,300	2,787
Johnson & Johnson	0.650%	5/20/24	EUR	10,200	12,354
Johnson & Johnson	1.150%	11/20/28	EUR	1,200	1,453
Johnson Controls International plc	0.000%	12/4/20	EUR	3,300	3,973
Johnson Controls International plc	1.375%	2/25/25	EUR	4,065	4,942
JPMorgan Chase & Co.	0.500%	12/4/23	CHF	7,000	7,138
JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	6,691
JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	12,372
JPMorgan Chase & Co.	1.500%	10/29/26	EUR	6,108	7,450
1 JPMorgan Chase & Co.	1.638%	5/18/28	EUR	1,000	1,215
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	6,999
JPMorgan Chase & Co.	1.875%	2/10/20	GBP	8,700	12,103
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	3,000	3,973
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,417
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,637
JPMorgan Chase & Co.	3.190%	3/5/21	CAD	270	213
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	7,521
JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,319
Kellogg Co.	1.250%	3/10/25	EUR	5,000	6,030
Kinder Morgan Inc.	1.500%	3/16/22	EUR	7,000	8,713
Kinder Morgan Inc.	2.250%	3/16/27	EUR	7,267	9,014
Kraft Heinz Foods Co.	1.500%	5/24/24	EUR	1,000	1,233
Kraft Heinz Foods Co.	2.000%	6/30/23	EUR	5,000	6,352
Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	14,000	18,082
LYB International Finance II BV	1.875%	3/2/22	EUR	15,500	19,614
Mastercard Inc.	1.100%	12/1/22	EUR	12,850	15,923
MasterCard Inc.	2.100%	12/1/27	EUR	8,040	10,435
McDonald’s Corp.	0.625%	1/29/24	EUR	12,600	15,010
McDonald’s Corp.	1.000%	11/15/23	EUR	7,000	8,530
McDonald’s Corp.	1.125%	5/26/22	EUR	200	248
McDonald’s Corp.	1.500%	11/28/29	EUR	1,000	1,181
McDonald’s Corp.	1.750%	5/3/28	EUR	16,100	19,890
McDonald’s Corp.	1.875%	5/26/27	EUR	100	126
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,926
McDonald’s Corp.	2.375%	11/27/24	EUR	100	131
McDonald’s Corp.	2.625%	6/11/29	EUR	100	133
McDonald’s Corp.	4.125%	6/11/54	GBP	1,000	1,661
McKesson Corp.	0.625%	8/17/21	EUR	4,250	5,189
McKesson Corp.	1.500%	11/17/25	EUR	12,600	15,379
McKesson Corp.	3.125%	2/17/29	GBP	9,000	12,570
Merck & Co. Inc.	0.500%	11/2/24	EUR	9,920	11,787
Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	9,458
Merck & Co. Inc.	1.375%	11/2/36	EUR	2,300	2,630
Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	4,233
Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	7,150
MetLife Inc.	5.250%	6/29/20	GBP	3,200	4,755
MetLife Inc.	5.375%	12/9/24	GBP	2,350	3,881
Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	12,264
Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,148
Metropolitan Life Global Funding I	2.375%	9/30/19	EUR	300	375
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	600	784
Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	1,850	2,660
Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	2,888
Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,000	750

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	3,900	2,988
Microsoft Corp.	2.125%	12/6/21	EUR	2,100	2,709
Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,584
Microsoft Corp.	3.125%	12/6/28	EUR	11,200	16,235
Mohawk Industries Inc.	2.000%	1/14/22	EUR	8,100	10,288
Molson Coors Brewing Co.	1.250%	7/15/24	EUR	15,300	18,441
Molson Coors International LP	2.750%	9/18/20	CAD	150	117
Molson Coors International LP	3.440%	7/15/26	CAD	2,850	2,141
Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,649
Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	7,295
Mondelez International Inc.	1.625%	3/8/27	EUR	1,865	2,267
Mondelez International Inc.	2.375%	3/6/35	EUR	1,162	1,387
Moody’s Corp.	1.750%	3/9/27	EUR	3,010	3,722
Morgan Stanley	1.000%	12/2/22	EUR	16,090	19,709
Morgan Stanley	1.375%	10/27/26	EUR	6,311	7,495
Morgan Stanley	1.750%	3/11/24	EUR	1,150	1,438
Morgan Stanley	1.750%	1/30/25	EUR	12,300	15,276
Morgan Stanley	1.875%	3/30/23	EUR	3,000	3,802
Morgan Stanley	1.875%	4/27/27	EUR	15,454	19,010
Morgan Stanley	2.375%	3/31/21	EUR	11,200	14,359
Morgan Stanley	2.625%	3/9/27	GBP	12,800	17,499
Morgan Stanley	3.000%	2/7/24	CAD	10,000	7,648
Morgan Stanley	3.125%	8/5/21	CAD	9,500	7,457
Mylan NV	1.250%	11/23/20	EUR	12,000	14,801
Mylan NV	3.125%	11/22/28	EUR	1,180	1,479
Nasdaq Inc.	3.875%	6/7/21	EUR	1,000	1,337
National Grid North America Inc.	0.750%	2/11/22	EUR	10,000	12,232
National Grid North America Inc.	1.000%	7/12/24	EUR	100	121
New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,066
Oracle Corp.	2.250%	1/10/21	EUR	400	512
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,403
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	5,414
PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	4,182
PepsiCo Inc.	1.750%	4/28/21	EUR	3,000	3,793
PepsiCo Inc.	2.150%	5/6/24	CAD	3,200	2,383
PepsiCo Inc.	2.500%	11/1/22	GBP	400	577
PerkinElmer Inc.	1.875%	7/19/26	EUR	4,600	5,570
Pfizer Inc.	0.000%	3/6/20	EUR	2,550	3,084
Pfizer Inc.	0.250%	3/6/22	EUR	12,200	14,717
Pfizer Inc.	1.000%	3/6/27	EUR	3,400	4,072
Pfizer Inc.	2.735%	6/15/43	GBP	6,191	8,479
Philip Morris International Inc.	0.625%	11/8/24	EUR	1,000	1,169
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	3,115
Philip Morris International Inc.	1.875%	11/6/37	EUR	4,700	5,174
Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	9,257
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	2,007
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,361
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,373
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	3,073
PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	3,093
Praxair Inc.	1.500%	3/11/20	EUR	1,500	1,862
Praxair Inc.	1.625%	12/1/25	EUR	2,750	3,492
Priceline Group Inc.	0.800%	3/10/22	EUR	9,398	11,476
Priceline Group Inc.	1.800%	3/3/27	EUR	9,488	11,596

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Priceline Group Inc.	2.375%	9/23/24	EUR	4,000	5,170
Procter & Gamble Co.	0.500%	10/25/24	EUR	3,000	3,567
Procter & Gamble Co.	1.125%	11/2/23	EUR	1,370	1,704
Procter & Gamble Co.	1.250%	10/25/29	EUR	7,000	8,393
Procter & Gamble Co.	1.375%	5/3/25	GBP	9,800	13,101
Procter & Gamble Co.	1.800%	5/3/29	GBP	12,225	16,143
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	5,136
Procter & Gamble Co.	2.000%	8/16/22	EUR	11,730	15,169
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	2,877
Prologis LP	1.375%	10/7/20	EUR	3,683	4,573
Prologis LP	1.375%	5/13/21	EUR	8,400	10,485
Prologis LP	2.250%	6/30/29	GBP	4,318	5,647
Prologis LP	3.000%	6/2/26	EUR	1,600	2,159
Prologis LP	3.375%	2/20/24	EUR	1,500	2,048
Southern Power Co.	1.000%	6/20/22	EUR	25,600	31,380
Southern Power Co.	1.850%	6/20/26	EUR	9,700	11,967
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	5,544
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	3,641	4,237
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	6,152	7,418
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	5,700	6,840
Thermo Fisher Scientific Inc.	1.500%	12/1/20	EUR	800	998
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,271
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	1,029
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	6,622	8,203
Time Warner Cable Inc.	5.750%	6/2/31	GBP	2,200	3,479
Time Warner Cable LLC	5.250%	7/15/42	GBP	800	1,226
Time Warner Inc.	1.950%	9/15/23	EUR	800	1,018
Toyota Motor Credit Corp.	1.000%	3/9/21	EUR	5,000	6,196
Trinity Acquisition plc	2.125%	5/26/22	EUR	5,626	7,110
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,618
United Parcel Service Inc.	0.375%	11/15/23	EUR	7,400	8,784
United Parcel Service Inc.	1.500%	11/15/32	EUR	3,300	3,925
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	15,049
United Parcel Service Inc.	2.125%	5/21/24	CAD	7,000	5,204
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,050	2,157
United Technologies Corp.	1.125%	12/15/21	EUR	4,840	5,987
United Technologies Corp.	1.250%	5/22/23	EUR	3,200	3,955
United Technologies Corp.	1.875%	2/22/26	EUR	1,760	2,201
US Bancorp	0.850%	6/7/24	EUR	14,843	17,789
Verizon Communications Inc.	0.875%	4/2/25	EUR	4,900	5,800
Verizon Communications Inc.	1.375%	10/27/26	EUR	10,000	11,973
Verizon Communications Inc.	1.375%	11/2/28	EUR	4,800	5,555
Verizon Communications Inc.	1.875%	10/26/29	EUR	3,500	4,189
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,593
Verizon Communications Inc.	2.625%	12/1/31	EUR	12,829	16,226
Verizon Communications Inc.	2.875%	1/15/38	EUR	4,400	5,351
Verizon Communications Inc.	3.125%	11/2/35	GBP	6,700	8,932
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,600	3,567
Verizon Communications Inc.	3.375%	10/27/36	GBP	2,600	3,558
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,000	1,528
Verizon Communications Inc.	4.500%	8/17/27	AUD	5,000	3,811
VF Corp.	0.625%	9/20/23	EUR	5,400	6,478
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	8,100	10,369
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,900	9,301

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	5,750	9,467
	Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	700	1,328
	Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	9,000	17,338
	Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	3,643	5,178
	Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	7,325	10,572
	Walt Disney Co.	2.758%	10/7/24	CAD	5,325	4,079
	Wells Fargo & Co.	1.000%	2/2/27	EUR	6,000	6,932
	Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	6,192
	Wells Fargo & Co.	1.375%	6/30/22	GBP	1,700	2,289
	Wells Fargo & Co.	1.375%	10/26/26	EUR	6,000	7,189
	Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	6,205
	Wells Fargo & Co.	2.000%	7/28/25	GBP	31,400	42,205
	Wells Fargo & Co.	2.000%	4/27/26	EUR	12,000	15,151
	Wells Fargo & Co.	2.125%	4/22/22	GBP	3,500	4,852
	Wells Fargo & Co.	2.222%	3/15/21	CAD	2,700	2,069
	Wells Fargo & Co.	2.250%	9/3/20	EUR	9,000	11,412
	Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,586
	Wells Fargo & Co.	2.625%	8/16/22	EUR	20,000	26,158
	Wells Fargo & Co.	2.975%	5/19/26	CAD	10,100	7,508
	Wells Fargo & Co.	3.000%	7/27/21	AUD	11,200	8,398
	Wells Fargo & Co.	3.250%	4/27/22	AUD	3,200	2,407
	Wells Fargo & Co.	3.500%	9/12/29	GBP	3,330	4,940
	Wells Fargo & Co.	3.874%	5/21/25	CAD	350	273
	Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,585
	Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,571
	Wells Fargo Canada Corp.	3.040%	1/29/21	CAD	10,000	7,873
	Welltower Inc.	4.500%	12/1/34	GBP	2,800	4,362
	Welltower Inc.	4.800%	11/20/28	GBP	1,500	2,360
	Whirlpool Corp.	0.625%	3/12/20	EUR	2,300	2,808
	Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	3,600	4,175
	Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,700	12,894
	WPC Eurobond BV	2.125%	4/15/27	EUR	16,334	19,727
	WPC Eurobond BV	2.250%	7/19/24	EUR	13,100	16,524
1	XLIT Ltd.	3.250%	6/29/47	EUR	10,400	12,690
	Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,910
	Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	5,200	6,432
	Zimmer Biomet Holdings Inc.	2.425%	12/13/26	EUR	5,000	6,273
						3,020,702
U. S. Government and Agency Obligations (0.0%)
15	Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,633
Total United States (Cost $2,852,006)						3,023,335
Temporary Cash Investments (2.2%)
Time Deposits (1.9%)
	ANZ National Bank Ltd.	1.350%	5/1/18	NZD	14,498	10,200
	BNP Paribas	(0.390)%	5/2/18	HUF	12,500,000	48,116
	BNP Paribas	0.280%	5/2/18	HKD	10,208	1,301
	BNP Paribas	0.450%	5/2/18	SGD	9,142	6,894
	BNP Paribas	0.730%	5/2/18	PLN	247,105	70,403
	Brown Brothers Harriman & Co.	(1.450)%	5/2/18	CHF	6,272	6,329
	Brown Brothers Harriman & Co.	(0.800)%	5/1/18	DKK	246,497	39,953
	Brown Brothers Harriman & Co.	(0.390)%	5/2/18	HUF	33,292	128
	Brown Brothers Harriman & Co.	0.250%	5/2/18	NOK	11,274	1,405
	Brown Brothers Harriman & Co.	1.350%	5/1/18	NZD	2,519	1,772
	Brown Brothers Harriman & Co.	5.850%	5/2/18	ZAR	85,910	6,892

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
National Australia Bank Ltd.	0.960%	5/1/18	AUD	111,725	84,113
Royal Bank of Canada	0.550%	5/1/18	CAD	252,209	196,432
Skandinaviska Enskilda Banken AB	(0.900)%	5/2/18	SEK	596,932	68,169
Sumitomo Mitsui Bank	(0.580)%	5/2/18	EUR	956,746	1,155,379
Sumitomo Mitsui Bank	(0.240)%	5/1/18	JPY	38,155,227	349,023
Sumitomo Mitsui Bank	0.230%	5/1/18	GBP	7,879	10,848
					2,057,357

				Shares
Money Market Fund (0.3%)
16 Vanguard Market Liquidity Fund	1.886%			3,091,418	309,142
Total Temporary Cash Investments (Cost $2,367,634)					2,366,499
Total Investments (100.2%) (Cost $101,739,975)					106,308,724
Other Assets and Liabilities (-0.2%)
Other Assets					5,796,078
Liabilities					(6,018,627)
					(222,549)
Net Assets (100%)					106,086,175

					Amount
					($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers					105,999,582
Affiliated Issuers					309,142
Total Investments in Securities					106,308,724
Investment in Vanguard					5,708
Receivables for Investment Securities Sold					2,491,273
Receivables for Accrued Income					773,888
Receivables for Capital Shares Issued					133,158
Variation Margin Receivable—Futures Contracts					448
Unrealized Appreciation—Forward Currency Contracts					2,304,512
Other Assets					87,091
Total Assets					112,104,802
Liabilities
Payables for Investment Securities Purchased					5,748,224
Payables for Capital Shares Redeemed					108,077
Payables for Distributions					2,267
Payables to Vanguard					19,759
Variation Margin Payable—Futures Contracts					123
Unrealized Depreciation—Forward Currency Contracts					140,037
Other Liabilities					140
Total Liabilities					6,018,627
Net Assets					106,086,175

Total International Bond Index Fund

At April 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	103,370,031
Overdistributed Net Investment Income	(8,484)
Accumulated Net Realized Losses	(4,006,529)
Unrealized Appreciation (Depreciation)
Investment Securities	4,568,749
Futures Contracts	919
Forward Currency Contracts	2,164,475
Foreign Currencies	(2,986)
Net Assets	106,086,175

Investor Shares—Net Assets
Applicable to 2,500,794,691 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,256,655
Net Asset Value Per Share—Investor Shares	$10.90

ETF Shares—Net Assets
Applicable to 211,543,271 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,519,150
Net Asset Value Per Share—ETF Shares	$54.45

Admiral Shares—Net Assets
Applicable to 1,853,451,705 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	40,389,239
Net Asset Value Per Share—Admiral Shares	$21.79

Total International Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 823,316,131 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	26,921,131
Net Asset Value Per Share—Institutional Shares	$32.70

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate value of these securities was $11,619,485,000, representing 11.0% of net assets.
3 Guaranteed by the Republic of Austria.
4 Guaranteed by multiple countries.
5 Guaranteed by the Government of Canada.
6 Guaranteed by the Republic of Finland.
7 Guaranteed by the Republic of France.
8 Guaranteed by the Federal Republic of Germany.
9 Securities with a value of $2,212,000 have been segregated as initial margin for open futures contracts.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Kingdom of Spain.
12 Guaranteed by the Government of the United Kingdom.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swissfranc.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—Britishpound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
ILS—Israeli shekel.
JPY—Japaneseyen.
KRW—SouthKoreanwon.
MXN—Mexican peso.
MYR—Malaysianringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
RUB—Russianruble.
SEK—Swedishkrona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S.dollar.
ZAR—South African rand.

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Schatz	June 2018	1,137	153,666	164
AUD 3-Year Treasury Bond	June 2018	904	75,485	(35)
Euro-Bund	June 2018	287	55,017	797
AUD 10-Year Treasury Bond	June 2018	136	13,095	31
				957

Short Futures Contracts
JGB 10-Year	June 2018	(54)	(74,411)	86
Long-Gilt	June 2018	(68)	(11,446)	(124)
				(38)
				919

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond, AUD 10-Year Treasury Bond, and JGB 10-Year futures contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for AUD 3-Year Treasury Bond, AUD 10-Year Treasury Bond, and JGB 10-Year futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
			Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	5/3/18	EUR	8,000,000	USD	9,665,600	(2,499)
Citibank, N.A.	5/3/18	EUR	8,000,000	USD	9,665,600	(2,498)
Barclays Capital	5/3/18	EUR	7,900,000	USD	9,544,780	(2,468)
Barclays Capital	5/2/18	GBP	6,391,545	USD	8,803,394	(4,098)
Deutsche Bank AG	5/3/18	EUR	7,000,000	USD	8,457,400	(2,187)
Toronto-Dominion Bank	5/2/18	JPY	547,085,000	USD	4,999,635	4,803
Toronto-Dominion Bank	5/3/18	EUR	4,000,000	USD	4,832,800	(1,249)
Barclays Capital	5/2/18	JPY	436,000,000	USD	3,984,464	3,827
Bank of America, N.A.	5/2/18	JPY	418,101,175	USD	3,820,892	3,669
Morgan Stanley Capital Services LLC	5/3/18	EUR	3,007,109	USD	3,633,189	(939)

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	5/3/18	EUR	3,000,000	USD	3,624,600	(937)
Toronto-Dominion Bank	5/2/18	CAD	4,440,385	USD	3,463,773	(5,396)
Morgan Stanley Capital Services LLC	5/2/18	JPY	328,000,000	USD	2,997,487	2,879
BNP Paribas	5/3/18	KRW	2,855,198,572	USD	2,655,999	17,484
BNP Paribas	5/3/18	EUR	2,000,000	USD	2,416,400	(625)
HSBC Bank USA, N.A.	5/3/18	EUR	2,000,000	USD	2,416,400	(624)
HSBC Bank USA, N.A.	5/2/18	CAD	2,572,400	USD	2,006,630	(3,126)
BNP Paribas	5/2/18	JPY	218,585,000	USD	1,997,578	1,918
UBS AG	5/2/18	JPY	164,000,000	USD	1,498,743	1,440
JPMorgan Chase Bank, N.A.	5/3/18	EUR	1,130,000	USD	1,368,411	(3,498)
UBS AG	5/3/18	CHF	1,275,900	USD	1,288,918	(1,091)
BNP Paribas	5/2/18	AUD	1,380,121	USD	1,041,615	(2,586)
Deutsche Bank AG	5/2/18	JPY	109,500,000	USD	1,000,685	961
HSBC Bank USA, N.A.	5/2/18	JPY	109,085,000	USD	996,893	957
Citibank, N.A.	5/3/18	SEK	8,402,748	USD	961,083	(1,275)
JPMorgan Chase Bank, N.A.	5/2/18	AUD	1,122,000	USD	846,942	(2,240)
BNP Paribas	5/3/18	THB	20,716,765	USD	654,868	1,614
Toronto-Dominion Bank	5/2/18	DKK	4,033,700	USD	654,115	(323)
UBS AG	5/3/18	MXN	12,221,531	USD	650,699	2,460
BNP Paribas	5/3/18	MYR	2,478,348	USD	632,393	(795)
UBS AG	5/2/18	AUD	715,000	USD	539,718	(1,428)
Toronto-Dominion Bank	5/2/18	JPY	56,000,000	USD	527,549	(15,291)
Toronto-Dominion Bank	5/4/18	PLN	1,751,210	USD	499,810	(847)
Citibank, N.A.	5/2/18	AUD	660,000	USD	498,201	(1,318)
BNP Paribas	5/3/18	SGD	520,800	USD	393,339	(554)
Deutsche Bank AG	5/3/18	RUB	23,150,000	USD	371,232	(3,755)
Toronto-Dominion Bank	5/3/18	NOK	2,220,210	USD	277,142	(358)
BNP Paribas	5/2/18	ILS	883,500	USD	245,560	(72)
BNP Paribas	5/3/18	CZK	4,640,000	USD	219,454	(495)
Bank of America, N.A.	5/3/18	HUF	41,360,000	USD	159,398	(161)
UBS AG	5/2/18	NZD	135,000	USD	95,121	(135)
Barclays Capital	5/2/18	NZD	125,000	USD	88,075	(125)
BNP Paribas	6/4/18	EUR	67,500	USD	81,716	17
Citibank, N.A.	5/2/18	NZD	110,000	USD	77,506	(110)
Barclays Capital	6/4/18	EUR	50,000	USD	60,552	(9)
UBS AG	6/4/18	GBP	43,500	USD	59,955	34

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/4/18	CAD	50,000	USD	39,018	(45)
JPMorgan Chase Bank, N.A.	5/2/18	GBP	22,000	USD	30,898	(610)
BNP Paribas	6/4/18	JPY	2,910,000	USD	26,649	35
BNP Paribas	6/4/18	GBP	16,500	USD	22,758	(4)
Barclays Capital	5/2/18	AUD	30,000	USD	22,646	(60)
Barclays Capital	6/4/18	AUD	30,000	USD	22,640	(53)
BNP Paribas	5/3/18	HKD	171,500	USD	21,852	1
Toronto-Dominion Bank	6/4/18	EUR	12,500	USD	15,138	(2)
Toronto-Dominion Bank	5/3/18	USD	11,091,670	EUR	9,000,000	220,682
Barclays Capital	6/4/18	USD	10,789,627	EUR	8,910,000	885
Deutsche Bank AG	5/3/18	USD	9,859,264	EUR	8,000,000	196,163
Bank of America, N.A.	6/4/18	USD	9,839,620	EUR	8,125,000	1,403
Bank of America, N.A.	5/3/18	USD	9,710,600	EUR	7,879,609	192,917
Citibank, N.A.	6/4/18	USD	9,687,651	EUR	8,000,000	789
Barclays Capital	6/4/18	USD	8,933,260	GBP	6,476,545	1,713
Deutsche Bank AG	6/4/18	USD	8,476,712	EUR	7,000,000	709
JPMorgan Chase Bank N.A.	5/2/18	USD	7,945,711	GBP	5,657,545	156,918
Toronto-Dominion Bank	6/4/18	USD	5,010,024	JPY	547,085,000	(6,620)
Citibank, N.A.	5/2/18	USD	5,003,113	JPY	531,075,000	145,128
Morgan Stanley Capital Services LLC	5/3/18	USD	4,991,522	EUR	4,050,000	99,577
Citibank, N.A.	5/3/18	USD	4,991,301	EUR	4,050,000	99,357
Toronto-Dominion Bank	6/4/18	USD	4,843,840	EUR	4,000,000	408
Toronto-Dominion Bank	5/2/18	USD	4,191,836	JPY	444,961,175	121,573
Barclays Capital	6/4/18	USD	4,045,859	JPY	441,800,000	(5,347)
Bank of America, N.A.	6/4/18	USD	3,828,798	JPY	418,101,175	(5,095)
Barclays Capital	5/3/18	USD	3,697,121	EUR	3,000,000	73,458
Morgan Stanley Capital Services LLC	6/4/18	USD	3,641,476	EUR	3,007,109	294
UBS AG	6/4/18	USD	3,632,873	EUR	3,000,000	300
Toronto-Dominion Bank	6/4/18	USD	3,466,045	CAD	4,440,385	5,013
Toronto-Dominion Bank	5/2/18	USD	3,181,766	CAD	4,100,000	(11,506)
Morgan Stanley Capital Services LLC	6/4/18	USD	3,003,657	JPY	328,000,000	(4,029)
Bank of America, N.A.	5/2/18	USD	3,001,922	JPY	318,650,000	87,085
BNP Paribas	5/2/18	USD	3,001,917	JPY	318,645,000	87,126
HSBC Bank USA, N.A.	5/2/18	USD	3,001,865	JPY	318,645,000	87,074
Goldman Sachs Bank AG	5/3/18	USD	2,735,299	EUR	2,220,000	53,787
BNP Paribas	6/4/18	USD	2,705,626	KRW	2,906,698,572	(18,405)

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	5/3/18	USD	2,641,716	KRW	2,814,428,572	6,410
UBS AG	5/3/18	USD	2,551,348	EUR	2,070,000	51,022
HSBC Bank USA, N.A.	5/3/18	USD	2,464,736	EUR	2,000,000	48,961
HSBC Bank USA, N.A.	6/4/18	USD	2,421,920	EUR	2,000,000	204
BNP Paribas	6/4/18	USD	2,421,890	EUR	2,000,000	175
BNP Paribas	6/4/18	USD	2,400,078	JPY	262,085,000	(3,182)
JPMorgan Chase Bank, N.A.	5/3/18	USD	2,378,343	EUR	1,930,000	47,121
BNP Paribas	5/3/18	USD	2,265,002	EUR	1,837,500	45,508
JPMorgan Chase Bank, N.A.	5/2/18	USD	2,167,390	CAD	2,792,785	(7,761)
Goldman Sachs Bank AG	5/2/18	USD	2,085,942	JPY	221,430,000	60,419
HSBC Bank USA, N.A.	6/4/18	USD	2,007,964	CAD	2,572,400	2,922
Morgan Stanley Capital Services LLC	5/2/18	USD	2,001,222	JPY	212,430,000	58,028
UBS AG	6/4/18	USD	1,501,841	JPY	164,000,000	(2,002)
UBS AG	5/3/18	USD	1,304,191	CHF	1,245,900	46,644
UBS AG	6/4/18	USD	1,292,365	CHF	1,275,900	882
JPMorgan Chase Bank, N.A.	6/4/18	USD	1,210,959	EUR	1,000,000	101
BNP Paribas	6/4/18	USD	1,041,661	AUD	1,380,121	2,553
Citibank, N.A.	5/3/18	USD	1,005,391	SEK	8,402,748	45,583
Deutsche Bank AG	6/4/18	USD	1,002,763	JPY	109,500,000	(1,327)
HSBC Bank USA, N.A.	6/4/18	USD	998,952	JPY	109,085,000	(1,332)
Citibank, N.A.	6/4/18	USD	963,309	SEK	8,402,748	1,092
JPMorgan Chase Bank, N.A.	5/2/18	USD	920,448	AUD	1,200,000	17,024
JPMorgan Chase Bank, N.A.	6/4/18	USD	846,970	AUD	1,122,000	2,204
Barclays Capital	5/2/18	USD	793,509	GBP	565,000	15,668
BNP Paribas	5/2/18	USD	656,103	DKK	3,968,700	12,846
Toronto-Dominion Bank	6/4/18	USD	655,691	DKK	4,033,700	74
BNP Paribas	6/4/18	USD	654,755	THB	20,716,765	(2,334)
UBS AG	6/4/18	USD	647,431	MXN	12,221,531	(2,295)
BNP Paribas	5/3/18	USD	641,943	MYR	2,478,348	10,344
UBS AG	5/2/18	USD	637,515	AUD	831,121	11,802
BNP Paribas	6/4/18	USD	631,679	MYR	2,478,348	783
BNP Paribas	5/3/18	USD	609,717	MXN	11,181,531	12,138
BNP Paribas	5/2/18	USD	583,715	AUD	761,000	10,795
UBS AG	6/4/18	USD	539,739	AUD	715,000	1,408
Toronto-Dominion Bank	5/4/18	USD	511,461	PLN	1,751,210	12,498
Toronto-Dominion Bank	6/4/18	USD	499,958	PLN	1,751,210	799

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	6/4/18	USD	498,221	AUD	660,000	1,300
Deutsche Bank AG	5/3/18	USD	479,157	THB	15,267,152	(4,635)
Citibank, N.A.	5/2/18	USD	437,216	AUD	570,000	8,090
Barclays Capital	5/3/18	USD	400,821	RUB	23,150,000	33,344
HSBC Bank USA, N.A.	5/3/18	USD	397,436	SGD	520,800	4,651
BNP Paribas	6/4/18	USD	393,582	SGD	520,800	529
Barclays Capital	5/2/18	USD	383,521	AUD	500,000	7,093
Deutsche Bank AG	6/1/18	USD	369,879	RUB	23,150,000	3,776
Toronto-Dominion Bank	6/4/18	USD	277,428	NOK	2,220,210	326
Toronto-Dominion Bank	5/3/18	USD	273,480	NOK	2,145,210	6,046
BNP Paribas	5/2/18	USD	266,888	NZD	370,000	6,556
JPMorgan Chase Bank, N.A.	5/2/18	USD	252,099	ILS	883,500	6,611
BNP Paribas	6/4/18	USD	246,018	ILS	883,500	(6)
JPMorgan Chase Bank, N.A.	6/4/18	USD	242,071	EUR	200,000	(101)
UBS AG	5/3/18	USD	225,105	CZK	4,640,000	6,145
BNP Paribas	6/4/18	USD	219,812	CZK	4,640,000	471
JPMorgan Chase Bank, N.A.	5/3/18	USD	174,967	THB	5,449,612	2,277
Bank of America, N.A.	5/3/18	USD	163,220	HUF	41,360,000	3,983
Bank of America, N.A	6/4/18	USD	159,693	HUF	41,360,000	135
BNP Paribas	5/2/18	USD	130,647	GBP	93,000	2,613
Toronto-Dominion Bank	6/4/18	USD	106,574	JPY	11,600,000	205
UBS AG	5/2/18	USD	95,177	JPY	10,200,000	1,873
UBS AG	6/5/18	USD	95,113	NZD	135,000	139
Barclays Capital	6/5/18	USD	88,064	NZD	125,000	125
Citibank, N.A.	6/5/18	USD	77,497	NZD	110,000	110
UBS AG	5/2/18	USD	68,974	GBP	50,000	139
Toronto-Dominion	5/2/18	USD	68,059	GBP	48,000	1,976
Bank of America, N.A.	6/4/18	USD	55,213	GBP	40,000	51
JPMorgan Chase Bank, N.A.	6/4/18	USD	54,599	CAD	70,000	38
UBS AG	5/2/18	USD	52,672	JPY	5,760,000	(17)
UBS AG	5/2/18	USD	46,575	CAD	60,000	(156)
JPMorgan Chase Bank, N.A.	5/2/18	USD	42,940	JPY	4,560,000	1,227
Toronto-Dominion Bank	5/2/18	USD	34,668	AUD	45,000	790
UBS AG	5/3/18	USD	32,777	MXN	600,000	711

Total International Bond Index Fund

Forward Currency Contracts (continued)
					Unrealized
					Appreciation
	Contract Amount (000)				(Depreciation)
Counterparty		Receive		Deliver	($000)
Toronto-Dominion Bank	USD	30,149	KRW	31,770,000	401
JPMorgan Chase Bank, N.A.	USD	23,995	MXN	440,000	481
Citibank, N.A.	USD	23,449	CAD	30,000	84
Goldman Sachs Bank AG	USD	23,437	CAD	30,000	72
Barclays Capital	USD	22,646	AUD	30,000	59
BNP Paribas	USD	21,875	HKD	171,500	23
BNP Paribas	USD	21,870	HKD	171,500	(1)
JPMorgan Chase Bank, N.A.	USD	20,900	CHF	20,000	713
UBS AG	USD	10,746	DKK	65,000	210
BNP Paribas	USD	10,467	CHF	10,000	373
BNP Paribas	USD	9,633	NOK	75,000	283
Goldman Sachs Bank AG	USD	8,444	KRW	9,000,000	17
					2,164,475

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

At April 30, 2018, counterparties had deposited in segregated accounts securities and cash with a value of $1,761,954,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2018
($000)
Investment Income
Income
Interest[1,2]	575,866
Total Income	575,866
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,678
Management and Administrative—Investor Shares	13,459
Management and Administrative—ETF Shares	4,076
Management and Administrative—Admiral Shares	16,405
Management and Administrative—Institutional Shares	7,025
Marketing and Distribution—Investor Shares	1,984
Marketing and Distribution—ETF Shares	313
Marketing and Distribution—Admiral Shares	1,561
Marketing and Distribution—Institutional Shares	330
Custodian Fees	4,473
Shareholders’ Reports and Proxy—Investor Shares	155
Shareholders’ Reports and Proxy—ETF Shares	500
Shareholders’ Reports and Proxy—Admiral Shares	637
Shareholders’ Reports and Proxy—Institutional Shares	8
Trustees’ Fees and Expenses	35
Total Expenses	52,639
Net Investment Income	523,227
Realized Net Gain (Loss)
Investment Securities Sold[1]	294,548
Futures Contracts	(247)
Forward Currency Contracts	(2,982,406)
Foreign Currencies	12,923
Realized Net Gain (Loss)	(2,675,182)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,564,700
Futures Contracts	394
Forward Currency Contracts	773,501
Foreign Currencies	(4,251)
Change in Unrealized Appreciation (Depreciation)	3,334,344
Net Increase (Decrease) in Net Assets Resulting from Operations	1,182,389

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,546,000, $175,000, and $23,000, respectively. Purchases and sales are for temporary cash investment purposes.

2 Interest income is net of foreign withholding taxes of $4,495,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	523,227	852,368
Realized Net Gain (Loss)	(2,675,182)	(1,667,215)
Change in Unrealized Appreciation (Depreciation)	3,334,344	2,047,005
Net Increase (Decrease) in Net Assets Resulting from Operations	1,182,389	1,232,158
Distributions
Net Investment Income
Investor Shares	(440,338)	(385,377)
ETF Shares	(159,023)	(115,732)
Admiral Shares	(637,058)	(465,740)
Institutional Shares	(429,800)	(340,754)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,666,219)	(1,307,603)
Capital Share Transactions
Investor Shares	1,785,518	4,163,515
ETF Shares	3,054,080	2,820,521
Admiral Shares	4,506,587	15,480,488
Institutional Shares	2,680,013	7,596,500
Net Increase (Decrease) from Capital Share Transactions	12,026,198	30,061,024
Total Increase (Decrease)	11,542,368	29,985,579
Net Assets
Beginning of Period	94,543,807	64,558,228
End of Period[1]	106,086,175	94,543,807

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,484,000) and ($512,507,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares

	Six Months					May 31,
	Ended		Year Ended October 31,			2013[1] to
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.96	$11.02	$10.61	$10.45	$9.99	$10.00
Investment Operations
Net Investment Income	. 055 [2]	.114[2]	.135	.141	.152	.060
Net Realized and Unrealized Gain (Loss)
on Investments	.069	.011	. 432.176		. 455	(. 011)
Total from Investment Operations	.124	.125	.567	.317	.607	.049
Distributions
Dividends from Net Investment Income	(.184)	(.185)	(.157)	(.157)	(.147)	(. 059)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.184)	(.185)	(.157)	(.157)	(.147)	(. 059)
Net Asset Value, End of Period	$10.90	$10.96	$11.02	$10.61	$10.45	$9.99

Total Return[3]	1.14%	1.16%	5.38%	3.04%	6.12%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,257	$25,603	$21,521	$20,434	$14,573	$12,454
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.15%	0.17%	0.23%	0.23%[4]
Ratio of Net Investment Income to
Average Net Assets	1.02%	1.05%	1.18%	1.32%	1.52%	1.44%[4]
Portfolio Turnover Rate [5]	23%	19%	20%	13%	16%	31%[6]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares
Six Months						May 31,
	Ended					2013[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$54.75	$55.09	$53.04	$52.23	$49.95	$49.94
Investment Operations
Net Investment Income	. 280 [2]	.578 [2]	.697	.714	.783	.306
Net Realized and Unrealized Gain (Loss)
on Investments	.351	.038	2.175	.882	2.249	(.054)
Total from Investment Operations	.631	.616	2.872	1.596	3.032	.252
Distributions
Dividends from Net Investment Income	(. 931)	(. 956)	(. 822)	(.786)	(.752)	(. 242)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 931)	(. 956)	(. 822)	(.786)	(.752)	(. 242)
Net Asset Value, End of Period	$54.45	$54.75	$55.09	$53.04	$52.23	$49.95

Total Return	1.17%	1.15%	5.46%	3.07%	6.13%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,519	$8,504	$5,692	$3,968	$2,300	$665
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.15%	0.19%	0.20%[3]
Ratio of Net Investment Income to
Average Net Assets	1.04%	1.07%	1.21%	1.34%	1.56%	1.48%[3]
Portfolio Turnover Rate [4]	23%	19%	20%	13%	16%	31%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares
Six Months						May 31,
	Ended					2013[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.91	$22.04	$21.21	$20.89	$19.98	$20.00
Investment Operations
Net Investment Income	.112 [2]	.231[2]	.277	.289	.312	.125
Net Realized and Unrealized Gain (Loss)
on Investments	.138	.017	.874	.349	.903	(.023)
Total from Investment Operations	.250	.248	1.151	.638	1.215	.102
Distributions
Dividends from Net Investment Income	(. 370)	(. 378)	(. 321)	(. 318)	(. 305)	(.122)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 370)	(. 378)	(. 321)	(. 318)	(. 305)	(.122)
Net Asset Value, End of Period	$21.79	$21.91	$22.04	$21.21	$20.89	$19.98

Total Return[3]	1.16%	1.16%	5.46%	3.06%	6.13%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,389	$36,072	$20,572	$12,595	$4,725	$1,636
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.14%	0.19%	0.20%[4]
Ratio of Net Investment Income to
Average Net Assets	1.04%	1.07%	1.21%	1.35%	1.56%	1.49%[4]
Portfolio Turnover Rate [5]	23%	19%	20%	13%	16%	31%[6]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares
Six Months						May 31,
	Ended					2013[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$32.88	$33.07	$31.83	$31.34	$29.97	$30.00
Investment Operations
Net Investment Income	.175 [2]	.360[2]	.431	.449	.490	.193
Net Realized and Unrealized Gain (Loss)
on Investments	.207	.033	1.306	.536	1.358	(.034)
Total from Investment Operations	.382	.393	1.737	.985	1.848	.159
Distributions
Dividends from Net Investment Income	(. 562)	(. 583)	(. 497)	(. 495)	(. 478)	(.189)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 562)	(. 583)	(. 497)	(. 495)	(. 478)	(.189)
Net Asset Value, End of Period	$32.70	$32.88	$33.07	$31.83	$31.34	$29.97

Total Return	1.18%	1.22%	5.49%	3.15%	6.22%	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,921	$24,365	$16,773	$13,032	$6,747	$3,361
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.12%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	1.08%	1.11%	1.26%	1.40%	1.63%	1.55%[3]
Portfolio Turnover Rate [4]	23%	19%	20%	13%	16%	31%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Select Shares through April 30, 2018.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Total International Bond Index Fund

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2018, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated.

The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total International Bond Index Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended April 30, 2018, the fund’s average investment in forward currency contracts represented 100% of net assets, based on the average net amount of notional exposure at each quarter-end during the period.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in
Reflected in		Reflected in		the Statement of Assets		Net
Statement of		Statement of	Net Amount	and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable)	Pledged [2]	Received [2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forwards subject to offsetting
arrangements, by counterparty
Bank of America N.A.	289,243	(7,755)	281,488	—	187,433	94,055
Barclays Capital	136,172	(12,160)	124,012	—	104,191	19,821
BNP Paribas	220,595	(29,104)	191,491	—	204,602	—
Citibank, N.A.	301,533	(5,201)	296,332	—	180,914	115,418
Deutsche Bank AG	201,609	(11,904)	189,705	—	166,917	22,788
Goldman Sachs Bank AG	114,295	—	114,295	—	99,262	15,033
HSBC Bank USA N.A.	144,769	(5,082)	139,687	—	122,920	16,767
JPMorgan Chase
Bank N.A.	234,715	(14,210)	220,505	—	191,955	28,550
Morgan Stanley Capital
Services LLC	160,778	(4,968)	155,810	—	134,020	21,790
Toronto Dominion
Securities	375,594	(41,592)	334,002	—	271,941	62,061
UBS AG	125,209	(8,061)	117,148	—	97,799	19,349
Subtotal	2,304,512	(140,037)	2,164,475	—	1,761,954	415,632
Exchange Traded
Futures Contracts	448	(123)	325	2,212	—	—
Total	2,304,960	(140,160)	2,164,800	2,212	1,761,954	415,632

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

2 Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.

3 Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

Total International Bond Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and for the period ended April 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2018, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2018, the fund had contributed to Vanguard capital in the amount of $5,708,000, representing 0.01% of the fund’s net assets and 2.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Total International Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,633	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,418,548	—
Corporate Bonds	—	14,227,073	—
Sovereign Bonds	—	84,293,971	—
Temporary Cash Investments	309,142	2,057,357	—
Futures Contracts—Assets[1]	448	—	—
Futures Contracts—Liabilities[1]	(123)	—	—
Forward Currency Contracts—Assets	—	2,304,512	—
Forward Currency Contracts—Liabilities	—	(140,037)	—
Total	309,467	108,164,057	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2018, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	448	—	448
Unrealized Appreciation—Forward Currency Contracts	—	2,304,512	2,304,512
Total Assets	448	2,304,512	2,304,960

Variation Margin Payable—Futures Contracts	(123)	—	(123)
Unrealized Depreciation—Forward Currency Contracts	—	(140,037)	(140,037)
Total Liabilities	(123)	(140,037)	(140,160)

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2018, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(247)	—	(247)
Forward Currency Contracts	—	(2,982,406)	(2,982,406)
Realized Net Gain (Loss) on Derivatives	(247)	(2,982,406)	(2,982,653)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	394	—	394
Forward Currency Contracts	—	773,501	773,501
Change in Unrealized Appreciation (Depreciation) on Derivatives	394	773,501	773,895

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, the fund treats its forward currency contracts as hedging the currency it receives or will receive from the bonds in which it invests. This treatment should generally have the effect of offsetting net ordinary gains and losses on the forward currency contracts with the net ordinary losses and gains, respectively, on the currency components of the bonds; however, for various reasons, including because it is generally not possible to perfectly hedge the fund’s foreign currency exposure, the fund may have excess currency gain or loss that is recognized in a year and treated as ordinary income or loss under these special rules. During the six months ended April 30, 2018, the fund reclassed $1,647,015,000 of foreign currency gains to ordinary income related to the forward currency contracts used to hedge the currency component of its bond investments.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2017, the fund had available capital losses totaling $101,181,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2018, the cost of investment securities for tax purposes was $101,739,975,000. Net unrealized appreciation of investment securities for tax purposes was $4,568,749,000, consisting of unrealized gains of $5,560,055,000 on securities that had risen in value since their purchase and $991,306,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2018, the fund purchased $18,242,506,000 of investment securities and sold $11,301,408,000 of investment securities, other than U.S. government securities and temporary cash investments.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2018	October 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,946,052	179,037	4,269,591	393,356
Issued in Lieu of Cash Distributions	440,011	40,550	385,037	35,511
Redeemed	(600,545)	(55,196)	(491,113)	(45,151)
Net Increase (Decrease)—Investor Shares	1,785,518	164,391	4,163,515	383,716
ETF Shares
Issued	3,054,080	56,237	2,825,994	52,080
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(5,473)	(100)
Net Increase (Decrease)—ETF Shares	3,054,080	56,237	2,820,521	51,980
Admiral Shares
Issued	5,737,581	263,647	17,394,004	801,059
Issued in Lieu of Cash Distributions	589,867	27,181	439,207	20,249
Redeemed	(1,820,861)	(83,764)	(2,352,723)	(108,350)
Net Increase (Decrease)—Admiral Shares	4,506,587	207,064	15,480,488	712,958
Institutional Shares
Issued	3,023,607	92,675	9,474,335	291,743
Issued in Lieu of Cash Distributions	427,866	13,139	339,162	10,421
Redeemed	(771,460)	(23,613)	(2,216,997)	(68,185)
Net Increase (Decrease)—Institutional Shares	2,680,013	82,201	7,596,500	233,979

At April 30, 2018, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 44% of the fund’s net assets.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	10/31/2017	4/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,011.44	$0.65
ETF Shares	1,000.00	1,011.65	0.55
Admiral Shares	1,000.00	1,011.55	0.55
Institutional Shares	1,000.00	1,011.77	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.15	$0.65
ETF Shares	1,000.00	1,024.25	0.55
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2013 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total International Bond Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total International Bond Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total International Bond Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total International Bond Index Fund or the owners of the Total International Bond Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total International Bond Index Fund. Investors acquire the Total International Bond Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total International Bond Index Fund. The Total International Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total International Bond Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total International Bond Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total International Bond Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total International Bond Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG

NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL INTERNATIONAL BOND INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12312 062018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable. Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 14, 2018

VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 14, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.